SELIGMAN
                                                      --------------------------
                                                                Portfolios, Inc.


                                Mid-Year Report
                                 June 30, 2001

                              --------------------

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

--------------------------------------
SELIGMAN
PORTFOLIOS,
INC.
--------------------------------------

                                                                 August 17, 2001

Dear Contract Owner:

   J. & W. Seligman & Co. Incorporated, the Manager of Seligman Portfolios, Inc., is pleased to provide the enclosed report for the six months ended June 30, 2001. Performance and portfolio information, as well as financial statements, are contained in the pages following this letter.

   The first half of 2001 was difficult for most segments of the stock market, as the US economy continued to slow appreciably and, in general, companies' earnings fell short of their targets. The current slowdown has been characterized by a dramatic decrease in both capital expenditures and industrial production, weak corporate earnings, and rising unemployment. Consumer spending and the housing market have remained strong, however, and these factors have been crucial in helping the economy avoid a recession.

   Technology companies in particular are struggling with overcapacity. During the technology boom of the late 1990's, many technology companies took advantage of readily available capital to build capacity, creating a glut that is now hurting profits. Many companies spent lavishly in recent years to build technology infrastructure, and now are holding back before committing new capital. For the most part, industrial companies are in a better position than technology companies, but their profits have been hurt as well by a strong dollar and weak demand from abroad.

   The Federal Reserve Board has responded aggressively to these circumstances, lowering interest rates six times during the first six months of 2001, for a total of 275 basis points. The Fed hopes that monetary easing will encourage increased business investment and stimulate growth. The Fed has indicated that it considers near-term economic weakness to be more of a threat than inflation. In fact, inflationary forces have remained benign, giving the Fed flexibility to cut rates again later in the year.

   Looking ahead, we anticipate that the economy will respond favorably to the Fed's series of interest rate cuts. Economic response to changes in monetary policy typically has a lag time of six to nine months; therefore, the economy should begin to respond to this stimulus. Consumer spending could receive an additional boost from the federal tax rebate, as well as from lower energy prices. Corporate earnings may well have bottomed out, and profits could begin to recover as early as the end of 2001, but more likely in 2002. Improved profits should translate into both more spending by businesses and more positive sentiment toward the stock market. We are optimistic that the stage has been set for a return to a healthy level of economic growth.

   As the market volatility of recent years has shown us, it is important to take a long-term view of investing. Thank you for your continued support of Seligman Portfolios, Inc. We look forward to serving your investment needs for many years to come.

                                          Respectfully,

                                          /s/ William C. Morris
                                          William C. Morris
                                          Chairman
                       J. & W. Seligman & Co. Incorporated

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited)
--------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES+
DURING THE SIX MONTHS ENDED JUNE 30, 2001

SELIGMAN BOND PORTFOLIO

TEN LARGEST PURCHASES
FHLMC 5-1/4%, 12/20/2004*
FNMA 6-1/4%, 6/15/2006*
US Treasury Bonds 6-1/4%, 8/15/2023 Heller Financial 8%, 6/15/2005* FHLMC 5%, 5/15/2004* General Motors Acceptance 6-3/4%, 1/15/2006* National Rural Utilities 6%, 5/15/2006* FNMA 6-1/2%, 8/15/2024* Keyspan 7-1/4%, 11/15/2005* FNMA 6%,
9/1/2028*

TEN LARGEST SALES US Treasury Notes 6-5/8%, 3/31/2002** US Treasury Notes 6-5/8%, 5/15/2007** US Treasury Notes 6-1/4%, 6/30/2002** Household Finance
7-/8%, 3/1/2007** FHLMC 6.30%, 6/1/2004** Guidant 6.15%, 2/15/2006** Cardinal
Health 6-1/4%, 7/15/2008** FHLMC 5-1/8%, 10/15/2008** Boston Scientific 6-5/8%,
3/15/2005** Dominion Resources 7-5/8%, 7/15/2005**

--------------------------------------------------------------------------------

SELIGMAN CAPITAL PORTFOLIO

TEN LARGEST PURCHASES
Smithfield Foods*
Jones Apparel Group*
Starwood Hotels & Resorts Worldwide*
Mattel*
Venator Group*
Thermo Electron*
Micrel*
Fluor*
Microchip Technology*
Abercrombie & Fitch (Class A)*

TEN LARGEST SALES
Watson Pharmaceuticals**
Citrix Systems**
ACE**
SunGard Data Systems**
XL Capital (Class A)**
Reader's Digest Association (Class A)**
Broadwing**
Newport News Shipbuilding**
ALLTEL**
Concord EFS**

--------------------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO

TEN LARGEST PURCHASES
Xilinx*
Adelphia Communications (Class A)*
Palm*
Kraft Foods (Class A)*
Limited (The)*
Agere Systems (Class A)*
Citrix Systems*
Dynegy (Class A)*
Bristol-Myers Squibb*
Nortel Networks*

TEN LARGEST SALES
American General**
Applied Materials**
Williams Companies (The)**
Bank of New York
Merck**
Guidant**
Electronic Data Systems
General Electric
Gillette**
Vitesse Semiconductor**

------------------
See footnotes on page P-8.

                                    -- P-1 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited) (continued)
--------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES+
DURING THE SIX MONTHS ENDED JUNE 30, 2001

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

TEN LARGEST PURCHASES
Microsoft
Lexmark International (Class A)
Computer Associates International
Cadence Design Systems*
Polycom*
Sabre Holdings (Class A)*
Advanced Micro Devices
American Power Conversion*
DuPont Photomasks*
Lamar Advertising (Class A)

TEN LARGEST SALES
Novellus Systems
Clear Channel Communications
First Data**
Maxim Integrated Products
KLA-Tencor**
Comcast (Class A)**
Cypress Semiconductor**
Charter Communications (Class A)**
Cisco Systems
Compaq Computer**

--------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO

TEN LARGEST PURCHASES
Orion Power Holdings*
Oakley*
Cooper Cameron*
Iron Mountain*
Universal Health Services (Class B)
Trigon Healthcare*
Pacific Sunwear of California*
SkyWest
Atlantic Coast Airlines Holdings*
Genesco*

TEN LARGEST SALES
Powertel**
Barr Laboratories**
Advent Software
SunGard Data Systems**
Western Wireless (Class A)
King Pharmaceuticals**
Internet Security Systems
Charter Communications (Class A)**
Career Education
Documentum**

--------------------------------------------------------------------------------
SELIGMAN GLOBAL GROWTH PORTFOLIO

TEN LARGEST PURCHASES
Comcast (Class A)*
Honda Motor*
Intel*
Royal Bank of Scotland Group*
MedImmune*
Texas Instruments*
Orange*
Medtronic*
Starwood Hotels & Resorts Worldwide*
Jones Apparel Group*

TEN LARGEST SALES
AT&T**
Watson Pharmaceuticals**
Vodafone Group**
SBC Communications**
Analog Devices**
Credit Suisse Group**
Nokia**
Total Fina**
Akzo Nobel**
Guidant**

-------------------
See footnotes on page P-8.

                                    -- P-2 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DIVERSIFICATION OF NET ASSETS***
JUNE 30, 2001

SELIGMAN GLOBAL GROWTH PORTFOLIO

                                                                                                       PERCENT OF NET ASSETS
                                                                                                      ------------------------
                                                                                                        JUNE 30,  DECEMBER 31,
                                                            ISSUES        COST         VALUE              2001        2000
                                                            ------     ----------    ----------         --------  -----------
COMMON AND PREFERRED STOCKS
Automotive and Related ...........................             2       $  167,803    $  183,563            2.9%        1.9%
Business Goods and Services ......................            --               --            --             --         1.0
Computer and Technology Related ..................             4          356,303       308,745            4.9         7.9
Consumer Goods and Services ......................            13          963,358       959,106           15.3         6.9
Consumer Staples .................................            --               --            --             --         2.0
Diversified ......................................             5          210,277       241,153            3.9         2.2
Drugs and Health Care ............................            11          671,601       779,045           12.4         8.5
Electronics ......................................             8          499,094       478,854            7.6         6.3
Entertainment and Leisure ........................             1           32,918        27,375            0.4          --
Financial Services ...............................            19        1,154,966     1,111,413           17.8        14.3
Information Services .............................             2          211,066       213,632            3.4          --
Leisure and Hotels ...............................             1           90,552        89,472            1.4          --
Manufacturing and Industrial Equipment ...........             4          223,611       204,928            3.3         4.2
Media ............................................             4          269,316       259,859            4.2         3.1
Medical Products and Technology ..................             2          184,817       184,503            2.9         5.5
Resources ........................................             3           55,659        59,257            0.9         1.4
Retailing ........................................             4          219,568       222,457            3.6         3.9
Schools ..........................................             1           22,476        21,947            0.4          --
Telecommunications ...............................             6          349,128       298,249            4.8        19.6
Tobacco ..........................................            --               --            --             --         1.4
Transportation ...................................             1           43,871        45,266            0.7         1.8
Utilities ........................................             1           46,547        40,965            0.7         1.3
                                                             ---       ----------    ----------          -----       -----
                                                              92        5,772,931     5,729,789           91.5        93.2
Other Assets Less Liabilities ....................            --          530,773       530,773            8.5         6.8
                                                             ---       ----------    ----------          -----       -----
NET ASSETS .......................................            92       $6,303,704    $6,260,562          100.0%      100.0%
                                                             ===       ==========    ==========          =====       =====


LARGEST PORTFOLIO CHANGES+
DURING THE SIX MONTHS ENDED JUNE 30, 2001

SELIGMAN GLOBAL
SMALLER COMPANIES PORTFOLIO

TEN LARGEST PURCHASES
Orion Power Holdings*
Informa Group*
Parthus Technologies*
Medion*
Fitness First*
Compania de Distribucion Integral Logista*
Guardian IT*
Pinguely Haulotte*
Aldeasa*
Omega Pharma*

TEN LARGEST SALES
Powertel**
Selecta Group**
SEZ Holding**
Barr Laboratories**
SunGard Data Systems**
Western Wireless (Class A)
Advent Software
BERU
Tecis Holding
King Pharmaceuticals**

-----------------
See footnotes on page P-8.

                                    -- P-3 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited) (continued)
--------------------------------------------------------------------------------

DIVERSIFICATION OF NET ASSETS***
JUNE 30, 2001

SELIGMAN GLOBAL
SMALLER COMPANIES PORTFOLIO

                                                                                                       PERCENT OF NET ASSETS
                                                                                                      ------------------------
                                                                                                        JUNE 30,  DECEMBER 31,
                                                            ISSUES        COST         VALUE              2001        2000
                                                            ------    ----------    ----------          --------  -----------
COMMON STOCKS
Advertising ......................................            --              --            --             --         0.2%
Automotive Parts Manufacturing ...................             1      $   62,043    $  115,931            1.0%        1.6
Business Services ................................            14         869,791       880,211            7.3         3.9
Chemicals ........................................             2         129,379        79,961            0.7         0.5
Computer Software ................................            18         932,701       992,943            8.2        13.1
Construction and Property ........................             5         355,327       495,140            4.1         4.4
Consulting Services ..............................             6         196,721       190,190            1.6         2.1
Consumer Goods and Services ......................            22         742,602       862,755            7.1         3.2
Distribution .....................................             1          25,512        24,344            0.2         0.1
Diversified ......................................             1          19,073        24,003            0.2          --
Drugs and Health Care ............................            23       1,325,113     1,466,573           12.1        12.0
Electrical Distribution ..........................             1          47,169        44,750            0.4         0.7
Electronics ......................................            20         643,837       469,650            3.9         2.2
Environmental Management .........................             1         113,014       194,400            1.6          --
Financial Services ...............................            22         730,897       914,352            7.5         6.2
Industrial Goods and Services ....................             8         387,333       391,797            3.2         4.6
Internet/Online ..................................            --              --            --             --         0.3
Leisure and Hotels ...............................             6         329,297       311,733            2.6         2.2
Manufacturing ....................................            11         354,806       343,377            2.8         3.9
Media ............................................             7         364,907       380,734            3.1         2.8
Medical Products and Technology ..................             8         285,536       341,036            2.8         2.7
Paper and Printing ...............................            --              --            --           --           0.4
Resources ........................................             8         296,820       266,309            2.2         2.0
Restaurants ......................................             1          43,795        16,362            0.1         2.1
Retailing ........................................            12         636,605       628,177            5.2         4.0
Schools ..........................................             3         137,618       236,418            1.9         1.1
Technology .......................................             1          31,294       115,719            0.9         1.8
Telecommunications ...............................            14       1,136,162       978,024            8.1        11.2
Transportation ...................................            10         269,982       348,381            2.9         2.3
Utilities ........................................             2         210,662       187,740            1.5         0.4
                                                             ---     -----------   -----------          -----       -----
                                                             228      10,677,996    11,301,010           93.2        92.0
Other Assets Less Liabilities ....................            --         821,621       821,621            6.8         8.0
                                                             ---     -----------   -----------          -----       -----
NET ASSETS .......................................           228     $11,499,617   $12,122,631          100.0%      100.0%
                                                             ===     ===========   ===========          =====       =====

--------------------
See footnotes on page P-8.

                                    -- P-4 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

LARGEST PORTFOLIO CHANGES+
DURING THE SIX MONTHS ENDED JUNE 30, 2001


TEN LARGEST PURCHASES
Advanced Micro Devices*
Murata Manufacturing
Korea Telecom (ADRs)*
Omron*
Polycom*
Autodesk
Symantec
Atos Origin*
CSG Systems International
Asustek Computer*

TEN LARGEST SALES
Altran Technologies
GN Store Nord**
Vestas Wind Systems**
Spirent
Koninklijke (Royal) Philips Electronics**
Aixtron**
Nokia**
Dimension Data Holdings**
Logica**
First Data**


--------------------------------------------------------------------------------
DIVERSIFICATION OF NET ASSETS***
JUNE 30, 2001

                                                                                                       PERCENT OF NET ASSETS
                                                                                                      ------------------------
                                                                                                        JUNE 30,  DECEMBER 31,
                                                            ISSUES        COST         VALUE              2001        2000
                                                            ------    ----------    ----------          --------  -----------
COMMON STOCKS
Communications Infrastructure ....................             6    $  1,516,970    $1,359,236            5.6%        0.4%
Computer and Business Services ...................             2         300,890       247,558            1.0          --
Computer and Technology Related ..................            --              --            --             --         2.9
Computer Hardware/Peripherals ....................             4       1,586,371     1,454,015            6.0         2.9
Computer Software ................................            16       4,856,134     4,480,696           18.7        11.7
Electronic Components ............................             1         218,141       147,200            0.6         5.9
Electronic Manufacturing Services ................            11       2,735,711     2,355,577            9.8         1.9
Electronics ......................................            10       2,967,558     2,402,858           10.0         6.3
Electronics Capital Equipment ....................            10       2,837,824     2,607,142           10.8        11.9
Information Services .............................             9       2,994,683     3,141,480           13.0        16.6
Semiconductors ...................................            10       2,802,212     2,855,930           11.9         7.6
Telecommunications ...............................             3         495,493       437,726            1.8        15.8
Wire and Cable Products ..........................            --              --            --             --         1.1
                                                             ---     -----------   -----------          -----       -----
                                                              82      23,311,987    21,489,418           89.2        85.0
Other Assets Less Liabilities ....................             -       2,604,677     2,604,677           10.8        15.0
                                                             ---     -----------   -----------          -----       -----
NET ASSETS .......................................            82     $25,916,664   $24,094,095          100.0%      100.0%
                                                             ===     ===========   ===========          =====       =====

--------------------
See footnotes on page P-8.

                                    -- P-5 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited) (continued)
--------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES+
DURING THE SIX MONTHS ENDED JUNE 30, 2001

SELIGMAN HIGH-YIELD BOND PORTFOLIO

TEN LARGEST PURCHASES Pegasus Satellite 12-3/8%, 8/1/2006* Quebecor Media 11-1/8%, 7/15/2011* Ameristar Casinos 10-3/4%, 2/15/2009*
Charter Communications Holdings 11-1/8%, 1/15/2011* SpectraSite Holdings 12-1/2%, 11/15/2010* Pinnacle Holdings 10%, 3/15/2008* Adelphia Communications 10-1/4%, 6/15/2011* Nextel Communications 9-3/8%, 11/15/2009* Price
Communications Wireless 11-3/4%, 7/15/2007 Echostar DBS 9-3/8%, 2/1/2009

TEN LARGEST SALES
Golden Sky Systems 12-3/8%, 8/1/2006** Price Communications** Clear Channel Communications** Exodus Communications 11-5/8%, 7/15/2010** Global Crossing Holding 9-1/2%, 11/15/2009 Broadwing Communications 12-1/2% Pierce Leahy 11-1/8%, 7/15/2006** Lamar Media 8-5/8%, 9/15/2007** Everest Healthcare Services
9-3/4%, 5/1/2008** Exodus Communications 11-1/4%, 7/1/2008

--------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO

TEN LARGEST PURCHASES
NVIDIA 4-3/4%, 10/15/2007*
Conexant Systems 4%, 2/1/2007*
Cypress Semiconductor 4%, 2/1/2005* LSI Logic 4%, 2/15/2005* Amkor Technology 5%, 3/15/2007* US Treasury Notes 6-1/2%, 10/15/2006* Xilinx* Adelphia
Communications (Class A)* Palm* Limited (The)*

TEN LARGEST SALES
American General** GNMA 6%, 12/20/2028** GNMA 6-1/2%, 12/15/2028** FHLMC 5-1/2%,
7/1/2013** Applied Materials**
PP&L Transition 6.83%, 3/25/2007** Staples 7-1/8%, 8/15/2007** Lyondell Chemical 9-5/8%, 5/1/2007 FHLMC 6%, 11/1/2010** Exelon**

--------------------------------------------------------------------------------
SELIGMAN INTERNATIONAL GROWTH PORTFOLIO

TEN LARGEST PURCHASES
BP (ADRs)*
Honda Motor*
Orange*
Castorama Dubois Investissements*
Nomura Securities
Royal Dutch Petroleum*
GlaxoSmithKline
Mediolanum*
Sanofi-Synthelabo*
Banco Bilbao Vizcaya Argentaria*

TEN LARGEST SALES
Vodafone Group**
Akzo Nobel**
Munich Re**
HSBC Holdings
Deutsche Telekom**
Nokia**
Telecom Italia**
Novartis**
Telefonos de Mexico SA**
CardGuard Scientific Survival**

------------------
See footnotes on page P-8.

                                    -- P-6 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DIVERSIFICATION OF NET ASSETS***
JUNE 30, 2001

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO

                                                                                                       PERCENT OF NET ASSETS
                                                                                                      ------------------------
                                                                                                        JUNE 30,  DECEMBER 31,
                                                            ISSUES        COST         VALUE              2001        2000
                                                            ------    ----------    ----------          --------  -----------
COMMON AND PREFERRED STOCKS
Automotive and Related ...........................             2      $  223,738    $  244,750            4.3%        1.5%
Business Services ................................            --              --            --             --         1.2
Chemicals ........................................            --              --            --             --         1.7
Computer and Technology Related ..................             2         158,608       134,577            2.3         1.5
Consumer Products ................................            10         781,662       792,276           13.8        10.0
Diversified ......................................             4         195,378       174,901            3.0          --
Drugs and Health Care ............................             7         550,088       584,860           10.2         3.6
Electronics ......................................             5         303,627       280,365            4.9         5.1
Entertainment and Leisure ........................             1          49,377        41,063            0.7          --
Financial Services ...............................            19       1,389,655     1,355,713           23.6        20.8
Health and Household .............................            --              --            --             --         5.9
Information Services .............................             1          59,007        44,576            0.8          --
Manufacturing ....................................             4         289,357       274,681            4.8         3.9
Media ............................................             3         202,159       192,288            3.3         3.5
Medical Products and Technology ..................             1         126,440       115,870            2.0         2.5
Power Generation Equipment .......................             1          67,592        69,139            1.2         1.9
Publishing .......................................            --              --            --             --         1.1
Resources ........................................             7         522,535       498,754            8.7         2.6
Retail ...........................................             3         230,859       229,142            4.0         5.7
Schools ..........................................             1          32,109        31,353            0.5          --
Telecommunications ...............................             5         361,745       274,609            4.8        18.8
Transportation ...................................             1          61,534        63,483            1.1         3.2
Utilities ........................................             2         164,433       152,988            2.7         3.7
                                                             ---      ----------    ----------          -----       -----
                                                              79       5,769,903     5,555,388           96.7        98.2
Other Assets Less Liabilities ....................            --         191,330       191,330            3.3         1.8
                                                             ---      ----------    ----------          -----       -----
NET ASSETS .......................................            79      $5,961,233    $5,746,718          100.0%      100.0%
                                                             ===      ==========    ==========          =====       =====

---------------
See footnotes on page P-8.

                                    -- P-7 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited) (continued)
--------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES+
DURING THE SIX MONTHS ENDED JUNE 30, 2001

SELIGMAN LARGE-CAP GROWTH PORTFOLIO

TEN LARGEST PURCHASES
Starwood Hotels & Resorts Worldwide*
Sony (ADRs)*
Nike (Class B)*
Microchip Technology*
Home Depot*
Nokia (ADRs)*
Merck*
Medtronic
Global Crossing*
American Home Products*

TEN LARGEST SALES
Oracle**
Guidant**
American International Group**
Tyco International
AT&T**
General Dynamics**
Procter & Gamble**
SBC Communications**
McKesson HBOC**
BEA Systems**

--------------------------------------------------------------------------------
SELIGMAN LARGE-CAP VALUE PORTFOLIO

TEN LARGEST PURCHASES
Boeing*
Bristol-Myers Squibb*
Praxair*
Costco Wholesale
FleetBoston Financial*
Kimberly-Clark
International Paper
Safeway
Qwest Communications International
Radio Shack

TEN LARGEST SALES
Dial**
Conagra**
Philip Morris
Dole Food**
Humana
International Business Machines
United Healthcare Group**
Washington Mutual
Baxter International
Allstate

--------------------------------------------------------------------------------
SELIGMAN SMALL-CAP VALUE PORTFOLIO

LARGEST PURCHASES
NOVA Chemicals*
Sensormatic Electronics*
Mutual Risk Management
PartnerRe*
RenaissanceRe Holdings*
Korn/Ferry International*
Berkley (W.R.)*
Oxford Health Plans
Constellation Brands (Class B)*
Jack in the Box

LARGEST SALES
Midcoast Energy Resources**
Litton Industries**
IndyMac Bancorp**
Valero Energy
CNF**
Liberty Financial Companies**
ABC-NACO**

--------------------
  + Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
  * Position added during the period. ** Position eliminated during the period. *** "Diversification of Net Assets" is included for the Seligman International
    Portfolios because their portfolio holdings are listed by country rather than by industry in the "Portfolios of Investments."

                                    -- P-8 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited)                             June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN BOND PORTFOLIO
                                        PRINCIPAL
                                          AMOUNT        VALUE
                                       ----------     ---------
US GOVERNMENT AND
GOVERNMENT AGENCY
SECURITIES -- 53.0% US GOVERNMENT SECURITIES -- 19.1% US Treasury Bonds:
   8 3/4%, 5/15/2020 ............      $  300,000    $  396,530
   7 1/4%, 8/15/2022 ............         200,000       231,960
   6 1/4%, 8/15/2023 ............         350,000       364,390
US Treasury Notes:
   7 1/4%, 5/15/2004 ............         100,000       107,095
   6 1/2%, 10/15/2006 ...........          50,000        53,193
   6%, 8/15/2009 ................          70,000        72,817
                                                     ----------
Total US Government Securities
   (Cost $1,179,842) ............                     1,225,985
                                                     ----------
MORTGAGE-BACKED
SECURITIES+ -- 19.2%
FHLMC GOLD:+
   6%, 11/1/2010 ................          58,567        58,710
   7 1/2%, 10/1/2017 ............          59,620        61,376
   8%, 12/1/2023 ................          35,296        37,023
FNMA:+
   8 1/2%, 10/1/2015 ............          81,139        84,172
   6%, 5/1/2016 .................          74,721        73,650
   6 1/2%, 5/1/2018 .............          69,541        69,200
   7%, 10/1/2020 ................          46,155        46,642
   8%, 6/1/2028 .................          37,622        39,417
   6%, 9/1/2028 .................         105,494       101,958
   6%, 12/1/2028 ................         168,588       162,937
   7%, 12/1/2029 ................          60,303        60,685
   7 1/2%, 6/1/2030 .............          33,241        33,961
GNMA:+
   6 1/2%, 12/15/2028 ...........         240,763       238,622
   6%, 12/20/2028 ...............         166,589       160,542
                                                     ----------
Total Mortgage-Backed
   Securities
   (Cost $1,303,602) ............                     1,228,895
                                                     ----------
AGENCY SECURITIES -- 14.7%
FHLMC:
   5%, 5/15/2004 ................         130,000       129,849
   5.07%, 6/28/2004 .............          75,000        74,723

                                        PRINCIPAL
                                          AMOUNT        VALUE
                                     ------------     ---------
AGENCY SECURITIES (continued)
FHLMC (continued):
   5 1/4%, 12/20/2004 ...........      $  235,000    $  234,312
   6 7/8%, 9/15/2010 ............          70,000        73,656
FNMA:
   6 1/2%, 8/15/2004 ............         100,000       104,060
   5 1/4%, 6/15/2006 ............         165,000       162,950
   6 1/2%, 4/29/2009 ............         160,000       160,196
                                                     ----------
Total Agency Securities
   (Cost $863,507) ..............                       939,746
                                                     ----------
TOTAL US GOVERNMENT AND
GOVERNMENT AGENCY
SECURITIES
   (Cost $3,346,951) ............                     3,394,626
                                                     ----------
CORPORATE BONDS -- 36.1%
Abbott Laboratories 5 1/8%,
   7/1/2006 .....................          60,000        59,700
Allstate 7.20%, 12/1/2009 .......          75,000        78,042
Associates Corp. North America
   6.95%, 11/1/2018 .............          50,000        49,764
Bank One 5 5/8%, 2/17/2004 ......          50,000        50,681
Caliber Systems 7.80%,
   8/1/2006 .....................          75,000        78,339
Campbell Soup 6 3/4%,
   2/15/2011 ....................          75,000        74,771
Citigroup 6 3/4%, 12/1/2005 .....          50,000        51,729
Computer Sciences 7 1/2%,
   8/8/2005 .....................          50,000        51,130
CSC Holdings 7 1/4%,
   7/15/2008 ....................         100,000        96,129
DaimlerChrysler North America
   7 3/4%, 6/15/2005 ............          80,000        84,095
Delta Air Lines 7.70%,
   12/15/2005 ...................          75,000        74,350
Ford Motor 6 1/2%, 8/1/2018 .....          90,000        81,826
General Motors Acceptance
   6 3/4%, 1/15/2006 ............         125,000       127,054
Global Crossing Holdings
   9 1/8%, 11/15/2006 ...........          75,000        59,437
GTE North 5.65%, 11/15/2008 .....          75,000        71,123
Heller Financial 8%, 6/15/2005 ..         135,000       144,120

----------------------
 + Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
++ Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.
                                    -- P-9 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN BOND PORTFOLIO (continued)
                                        PRINCIPAL
                                          AMOUNT        VALUE
                                       ----------     ---------
CORPORATE BONDS (continued)
Household Finance 6 1/2%,
   11/15/2008 ...................      $  100,000    $   98,165
J.P. Morgan Chase 6 3/4%,
   2/1/2011 .....................          25,000        25,079
Keyspan 7 1/4%, 11/15/2005 ......         100,000       104,767
Lyondell Chemical 9 5/8%,
   5/1/2007 .....................         100,000        99,750
Metronet Communications 0%
   (9.95%++), 6/15/2008 .........         100,000        84,621
Morgan Stanley Group 6 3/4%,
   4/15/2011 ....................          75,000        74,612
National Rural Utilities 6%,
   5/15/2006 ....................         120,000       120,632
Ocean Energy 8 1/4%, 7/1/2018 ...          60,000        63,300
Pitney Bowes 5 7/8%, 5/1/2006 ...          25,000        24,911
Schwab (Charles) 8.05%,
   3/1/2010 .....................          50,000        53,557
Signet Bank 7.80%, 9/15/2006 ....          75,000        80,290
Sprint Capital 7 1/8%, 1/30/2006           60,000        60,582
State Street 7.65%, 6/15/2010 ...          50,000        53,500
Wells Fargo 7 1/4%, 8/24/2005 ...          50,000        52,564
WorldCom 7 1/2%, 5/15/2011 ......          80,000        78,025
                                                      ---------
TOTAL CORPORATE BONDS
   (Cost $2,314,306) ............                     2,306,645
                                                      ---------
ASSET-BACKED
SECURITIES+ -- 8.6%
Citibank Credit Card 6 7/8%,
   11/15/2009 ...................        $ 70,000    $   72,528
MBNA Master Credit Card
   6.90%, 1/15/2008 .............          60,000        62,703
Northwest Airlines 7.041%,
   4/1/2022 .....................         100,000       100,440
Peco Energy Transition Trust
   6.05%, 3/1/2009 ..............         100,000       100,407
PP&L Transition 6.83%,
   3/25/2007 ....................          75,000        78,258
United Airlines 7.032%,
   10/1/2010 ....................          37,794        38,704
US Airways 7.076%, 9/20/2022 ....         100,000        98,602
                                                      ---------
TOTAL ASSET-BACKED SECURITIES
   (Cost $543,751) ..............                       551,642
                                                      ---------
TOTAL INVESTMENTS -- 97.7%
   (Cost $6,205,008) ............                     6,252,913

OTHER ASSETS
   LESS LIABILITIES -- 2.3% .....                       146,887
                                                     ----------
NET ASSETS -- 100.0% ............                    $6,399,800
                                                     ==========

-------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO
                                           SHARES       VALUE
                                          -------    ----------
COMMON STOCKS -- 95.5%
CAPITAL GOODS -- 7.0%
Fluor ...........................          12,900    $  582,435
Mettler-Toledo International* ...          19,900       860,675
Solectron* ......................          11,600       212,280
SPX .............................           1,400       175,252
Symbol Technologies .............          20,400       452,880
Waters* .........................           3,800       104,918
                                                     ----------
                                                      2,388,440
                                                     ----------
COMMUNICATIONS SERVICES -- 4.4%
Adelphia Communications
   (Class A)* ...................          19,800       804,870
Charter Communications
   (Class A)* ...................          29,900       702,501
                                                     ----------
                                                      1,507,371
                                                     ----------
COMPUTER SOFTWARE -- 10.6%
i2 Technolgies* .................          22,700    $  449,346
Manugistics Group* ..............          12,000       294,660
Openwave Systems* ...............          34,407     1,204,073
Semtech* ........................          17,300       528,515
Siebel Systems* .................           7,600       357,124
VeriSign* .......................           6,500       386,652
Vignette* .......................          45,300       407,021
                                                     ----------
                                                      3,627,391
                                                     ----------
CONSUMER CYCLICALS -- 20.5%
Abercrombie & Fitch (Class A)* ..          20,800       925,600
Bed Bath & Beyond* ..............          16,100       502,320
Coach* ..........................          13,500       513,675
Gentex* .........................          14,800       412,550
Jones Apparel Group* ............          24,200     1,045,440

----------------
* Non-income producing security.
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.

                                   -- P-10 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO (continued)
                                           SHARES         VALUE
                                          -------      ----------
CONSUMER CYCLICALS (continued)
Mattel ..........................          50,700      $  959,244
Staples* ........................          46,200         738,969
Tommy Hilfiger* (Hong Kong) .....          25,600         358,400
Venator Group* ..................          54,800         838,440
Williams-Sonoma* ................          18,500         718,170
                                                       ----------
                                    7,012,808
                                                       ----------
CONSUMER STAPLES -- 4.6%
P.F. Chang's China Bistro* ......           3,900         147,946
Pepsi Bottling Group ............           7,800         312,780
Smithfield Foods* ...............          27,200       1,096,160
                                                       ----------
                                    1,556,886
                                                       ----------
ELECTRONIC TECHNOLOGY -- 16.8%
Advanced Micro Devices* .........          11,100         320,568
Alpha Industries* ...............          23,700         703,297
Analog Devices* .................           9,500         410,875
Apple Computer* .................          15,200         354,616
Applied Micro Circuits* .........          12,800         220,160
Maxim Integrated Products* ......           6,400         284,448
Micrel* .........................          23,200         748,084
Microchip Technology* ...........          25,000         830,875
Micron Technology ...............           7,600         312,360
Novellus Systems* ...............          14,900         846,246
TriQuint Semiconductor* .........          31,700         705,484
                                                       ----------
                                    5,737,013
                                                       ----------
FINANCIAL SERVICES -- 2.1%
AFLAC ...........................          22,900         721,121
                                                       ----------
HEALTH CARE -- 15.2%
Andrx Group* ....................          12,900         992,655
Applera-Applied Biosystems
   Group ........................           7,700         205,975
Caremark Rx* ....................          20,700         340,515
Celgene* ........................          10,500         303,450
CuraGen* ........................           6,600         245,982
Gilead Sciences* ................           8,100         469,800
Human Genome Sciences* ..........           6,100         368,867
IDEC Pharmaceuticals* ...........           3,100         209,591
Medarex* ........................           6,700         157,483
MedImmune* ......................          12,900         608,751
Millennium Pharmaceuticals* .....           6,300         222,957

                                           SHARES         VALUE
                                          -------      ----------
HEALTH CARE (continued)
NPS Pharmaceuticals* ............         8,700 $         352,394
Protein Design Labs* ............           2,400         208,212
Quintiles Transnational* ........           7,000         178,325
XOMA* ...........................          19,200         328,896
                                                       ----------
                                    5,193,853
                                                       ----------
LEISURE AND
ENTERTAINMENT -- 7.3%
Carnival (Class A) ..............          23,000         706,100
Harley-Davidson .................          10,800         508,464
Royal Caribbean Cruises .........           7,400         163,614
Starwood Hotels & Resorts
   Worldwide ....................          22,800         849,984
THQ* ............................           4,300         256,409
                                                       ----------
                                    2,484,571
                                                       ----------
MACHINERY AND
EQUIPMENT -- 2.6%
Shaw Group (The)* ...............           6,600         264,660
Thermo Electron* ................          28,600         629,772
                                                       ----------
                                     894,432
                                                       ----------
TELECOMMUNICATION
EQUIPMENT -- 4.4%
Palm* ...........................          40,300         244,822
Research In Motion* (Canada) ....          17,900         575,038
RFMicro Devices* ................          26,000         697,970
                                                       ----------
                                    1,517,830
                                                       ----------
TOTAL COMMON STOCKS
   (Cost $30,242,827) ...........                      32,641,716

 SHORT-TERM HOLDINGS -- 2.3%
   (Cost $800,000) ..............                         800,000
                                                      -----------
 TOTAL INVESTMENTS -- 97.8%
   (Cost $31,042,827) ...........                      33,441,716

 OTHER ASSETS
   LESS LIABILITIES -- 2.2% .....                         745,381
                                                      -----------
 NET ASSETS -- 100.0% ...........                     $34,187,097
                                                      ===========

------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-11 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN CASH MANAGEMENT PORTFOLIO

                              ANNUALIZED
                               YIELD ON      PRINCIPAL
                             PURCHASE DATE    AMOUNT        VALUE
                             -------------   --------    -----------
COMMERCIAL
PAPER -- 30.0%
American Express Credit,
   8/24/2001 ..............       3.65%    $  700,000    $   696,220
American General
   Finance, 7/26/2001 .....       3.75        700,000        698,201
Ford Motor Credit,
   7/3/2001 ...............       4.00        700,000        699,846
General Electric Capital,
   7/13/2001 ..............       3.93        700,000        699,095
IBM Credit, 7/13/2001 .....       3.95        700,000        699,090
Wells Fargo Financial,
   7/16/2001 ..............       3.99        700,000        698,851
                                                         -----------
TOTAL COMMERCIAL PAPER
   (Cost $4,191,303) ......                                4,191,303
                                                         -----------
US GOVERNMENT
AGENCY SECURITIES -- 28.6%
Federal Agricultural
   Mortgage, 7/23/2001 ....       3.72      1,000,000        997,757
Federal Home Loan
   Bank, 7/11/2001 ........       3.89      1,000,000        998,933
Federal Home Loan
   Mortgage, 7/20/2001 ....       3.96      1,000,000        997,937
Federal National
   Mortgage Association,
   8/2/2001 ...............       3.91      1,000,000        996,569
                                                         -----------
TOTAL US GOVERNMENT
   AGENCY SECURITIES
   (Cost $3,991,196) ......                                3,991,196
                                                         -----------


                              ANNUALIZED
                               YIELD ON      PRINCIPAL
                             PURCHASE DATE    AMOUNT        VALUE
                             -------------   --------    -----------
REPURCHASE
AGREEMENT -- 21.4%
   (Cost $2,990,000)
State Street Bank & Trust,
   3.85%, dated 6/29/2001
   maturing 7/2/2001
   collateralized by:
   $2,850,000 US
   Treasury Notes 6 5/8%
   due 5/15/2007, with
   a fair market value of
   $3,085,057 ..............      3.90%    $2,990,000    $ 2,990,000
                                                         -----------
FIXED TIME
DEPOSITS -- 19.7%
Bank of America, Grand
   Cayman, 7/2/2001 .......       4.06        690,000        690,000
Bayerische Hypo-Und
   Vereinsbank, Grand
   Cayman, 7/2/2001 .......       4.18        690,000        690,000
BNP Paribas, Grand
   Cayman, 7/2/2001 .......       4.18        690,000        690,000
HSBC Bank USA,
   Grand Cayman,
   7/2/2001 ...............       4.06        690,000        690,000
                                                         -----------
TOTAL FIXED TIME DEPOSITS
   (Cost $2,760,000) ......                                2,760,000
                                                         -----------
TOTAL INVESTMENTS -- 99.7%
   (Cost $13,932,499) .....                               13,932,499

OTHER ASSETS
   LESS LIABILITIES -- 0.3%                                   37,559
                                                         -----------

NET ASSETS -- 100.0% ......                              $13,970,058
                                                         ===========

------------------
See Notes to Financial Statements.

                                   -- P-12 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO
                                       SHARES        VALUE
                                       -------     ----------
COMMON STOCKS -- 93.3%
Basic Materials -- 0.5%
Masco ...........................       5,800      $  144,768
                                                   ----------
Biotechnology -- 0.6%
Genentech* ......................       3,100         170,810
                                                   ----------
COMMUNICATION
EQUIPMENT -- 1.5%
CIENA* ..........................       2,000          76,010
Lucent Technologies .............       9,750          60,450
Nortel Networks (Canada) ........       8,300          75,447
QUALCOMM* .......................       3,800         222,243
                                                   ----------
                                                      434,150
                                                   ----------
COMMUNICATIONS -- 4.9%
SBC Communications ..............      14,028         561,962
Sprint FON Group ................       7,500         160,200
Verizon Communications ..........      12,712         680,092
Williams Communications
   Group* .......................       9,293          27,414
                                                   ----------
                                                    1,429,668
                                                   ----------
CONSUMER GOODS
AND SERVICES -- 3.4%
AOL Time Warner* ................       6,600         349,800
Kraft Foods (Class A)* ..........      11,000         341,000
PepsiCo .........................       6,500         287,300
                                                   ----------
                                                      978,100
                                                   ----------
DRUGS AND HEALTH CARE -- 13.8%
Abbott Laboratories .............      11,800         566,518
American Home Products ..........       6,700         391,548
Baxter International ............      16,000         784,000
Bristol-Myers Squibb ............       4,900         256,270
Johnson & Johnson ...............       8,800         440,000
Pfizer ..........................      16,700         668,835
St. Jude Medical ................      15,500         930,000
                                                   ----------
                                                    4,037,171
                                                   ----------
ELECTRIC AND
GAS UTILITIES -- 3.6%
Calpine* ........................       9,400         355,320
Dynegy (Class A) ................       6,700         311,550
El Paso .........................       7,564         397,413
                                                   ----------
                                                    1,064,283
                                                   ----------

                                       SHARES        VALUE
                                       -------     ----------
ELECTRONIC
TECHNOLOGY -- 14.0%
Agere Systems (Class A)* ........      50,500      $  378,750
Agilent Technologies* ...........       7,634         248,105
Analog Devices* .................       9,450         408,712
Cisco Systems* ..................      19,600         356,524
Compaq Computer .................      18,300         283,467
EMC* ............................       2,900          84,245
Intel ...........................      21,500         628,337
International Business Machines .       6,150         694,950
Jabil Circuit* ..................         900          27,774
JDS Uniphase* ...................       3,150          39,375
Micron Technology ...............       4,700         193,170
Novellus Systems* ...............       5,900         335,091
Palm* ...........................      12,450          75,634
Xilinx* .........................       8,250         337,590
                                                   ----------
                                                    4,091,724
                                                   ----------
ENERGY -- 6.1%
Baker Hughes ....................       5,100         170,850
Exxon Mobil .....................      11,200         978,320
Royal Dutch Petroleum
   (NY shares) (Netherlands) ....       6,050         352,533
Schlumberger ....................       5,100         268,515
                                                   ----------
                                                    1,770,218
                                                   ----------
FINANCE AND INSURANCE -- 15.7%
American International Group ....      11,150         958,900
Bank of New York ................      12,800         614,400
Chubb ...........................       8,500         658,155
Citigroup .......................      15,000         792,600
Fannie Mae ......................       7,700         655,655
Merrill Lynch ...................       6,900         408,825
XL Capital (Class A) (Bermuda) ..       5,850         480,285
                                                   ----------
                                                    4,568,820
                                                   ----------
LEISURE AND HOTELS -- 0.5%
Starwood Hotels & Resorts
   Worldwide ....................       4,100         152,848
                                                   ----------
MACHINERY AND INDUSTRIAL
EQUIPMENT -- 7.1%
General Electric ................      22,700       1,106,625
United Technologies .............      13,200         967,032
                                                   ----------
                                                    2,073,657
                                                   ----------
-------------------
* Non-income producing security.
See Notes to Financial Statements.
                                    -- P-13 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO (continued)
                                           SHARES        VALUE
                                          -------     ----------
MEDIA -- 4.2%
Adelphia Communications
   (Class A)* ...................          11,000      $  447,150
Clear Channel Communications* ...           2,400         150,480
Comcast (Class A)* ..............          11,350         491,455
Viacom (Class B)* ...............           2,800         144,900
                                                       ----------
                                    1,233,985
                                                       ----------
OFFICE EQUIPMENT -- 3.1%
Pitney Bowes ....................          21,150         890,838
                                                       ----------
PAPER AND FOREST
PRODUCTS -- 0.4%
Mead ............................           4,600         124,844
                                                       ----------
RETAIL TRADE -- 6.1%
Costco Wholesale* ...............           7,950         326,467
Home Depot (The) ................           6,600         307,230
Limited (The) ...................          17,800         294,056
May Department Stores ...........           8,550         292,923
Wal-Mart Stores .................          11,600         566,080
                                                       ----------
                                    1,786,756
                                                       ----------

                                           SHARES        VALUE
                                          -------     ----------
TECHNOLOGY SERVICES -- 7.8%
Citrix Systems* .................          11,750      $  410,956
Electronic Data Systems .........           6,150         384,375
Microsoft* ......................          17,800       1,278,574
Oracle* .........................          11,200         212,856
                                                       ----------
                                    2,286,761
                                                       ----------
TOTAL COMMON STOCKS
   (Cost $25,136,591) ...........                      27,239,401

SHORT-TERM HOLDINGS -- 3.8%
   (Cost $1,100,000) ............                       1,100,000
                                                       ----------

TOTAL INVESTMENTS -- 97.1%
   (Cost $26,236,591) ...........                      28,339,401

OTHER ASSETS LESS
   LIABILITIES -- 2.9% ..........                         857,564
                                                      -----------

NET ASSETS -- 100.0% ............                     $29,196,965
                                                      ===========
-------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

                                          SHARES         VALUE
                                         -------      -----------
COMMON STOCKS -- 89.0%
COMMUNICATIONS
INFRASTRUCTURE -- 3.1%
Cisco Systems* ..................         60,500      $ 1,100,495
Crown Castle International* .....         43,300          710,120
Polycom* ........................         68,800        1,571,392
QUALCOMM* .......................          5,000          292,425
Tektronix* ......................         21,600          586,440
Ulticom* ........................         12,900          436,020
                                                      -----------
                                    4,696,892
                                                      -----------
COMPUTER HARDWARE/
PERIPHERALS -- 8.9%
American Power Conversion* ......        107,400        1,683,495
Avocent* ........................         62,700        1,418,588
Electronics for Imaging* ........        106,900        3,158,895
Lexmark International
   (Class A)* ...................         96,600        6,496,350
Mobility Electronics* ...........          2,100            5,701
Symbol Technologies .............         21,850          485,070
Tech Data* ......................         14,600          497,568
                                                      -----------
                                   13,745,667
                                                      -----------

                                          SHARES         VALUE
                                         -------      -----------
COMPUTER SOFTWARE -- 22.8%
Autodesk ........................        114,500      $ 4,270,278
BMC Software* ...................         10,900          245,686
Cadence Design Systems* .........         96,900        1,805,247
Citrix Systems* .................         21,700          758,958
Computer Associates
   International ................        129,000        4,644,000
i2 Technologies* ................         32,400          641,358
Legato Systems* .................         21,100          336,439
Mentor Graphics* ................         42,800          735,518
Microsoft* ......................        107,200        7,700,176
NetIQ* ..........................         15,800          501,018
Peregrine Systems* ..............         31,300          903,162
Rational Software* ..............         61,400        1,706,613
RSA Security* ...................         21,400          663,935
Symantec * ......................        131,000        5,686,055
Synopsys* .......................         85,300        4,170,743
Verity* .........................         10,000          198,350
Wind River Systems* .............         13,000          221,455
                                                      -----------
                                   35,188,991
                                                      -----------
-------------------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-14 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                          SHARES         VALUE
                                         --------     -----------
ELECTRONIC
COMPONENTS -- 2.3%
Amphenol (Class A)* .............         32,400      $ 1,297,620
Arrow Electronics ...............         46,900        1,139,201
Vishay Intertechnology* .........         49,500        1,138,500
                                                      -----------
                                    3,575,321
                                                      -----------
ELECTRONIC MANUFACTURING
SERVICES -- 8.0%
Amkor Technology* ...............        208,100        4,630,225
ASAT Holdings (ADRs)*
   (Hong Kong) ..................         41,200          188,284
ASE Test (Taiwan) ...............         31,300          395,475
CoorsTek* .......................         18,500          694,675
DDi* ............................         38,600          791,300
Jabil Circuit* ..................         22,400          691,264
Sanmina* ........................         34,000          803,420
SCI Systems* ....................        139,200        3,549,600
TTM Technologies* ...............         28,000          246,680
United Microelectronics
    (ADRs)* (Taiwan) ............         43,600          388,040
                                                      -----------
                                   12,378,963
                                                      -----------
ELECTRONICS CAPITAL
EQUIPMENT -- 13.1%
ASM International*
   (Netherlands) ................         10,600          204,580
ATMI* ...........................         53,100        1,622,205
Axcelis Technologies* ...........         14,600          212,795
Cognex* .........................         56,200        1,902,651
Credence Systems* ...............         55,300        1,340,196
Cymer* ..........................         10,200          264,129
Electro Scientific Industries* ..         46,700        1,684,702
Entegris* .......................         95,800        1,097,389
FEI* ............................         23,500          958,800
Kulicke and Soffa Industries* ...         21,000          358,680
Lam Research* ...................         69,000        2,064,135
Mattson Technology* .............         10,100          176,043
Novellus Systems* ...............         50,400        2,862,468
Orbotech* (Israel) ..............         64,400        2,273,642
Teradyne* .......................         55,300        1,830,430
Veeco Instruments* ..............         34,800        1,400,700
                                                      -----------
                                   20,253,545
                                                      -----------

                                          SHARES         VALUE
                                         --------     -----------
INFORMATION SERVICES -- 9.5%
Amdocs* .........................          6,600      $   355,410
Convergys* ......................         21,300          644,325
CSG Systems International* ......         91,500        5,188,507
Instinet Group (The)* ...........         37,100          691,730
KPMG Consulting* ................         48,500          744,718
Sabre Holdings (Class A)* .......         43,000        2,150,000
SunGard Data Systems* ...........        139,200        4,177,392
TMP Worldwide* ..................         13,100          786,000
                                                      -----------
                                   14,738,082
                                                      -----------
MEDIA -- 3.9%
Clear Channel
   Communications* ..............         42,798        2,683,435
CNET Networks* ..................          2,313           29,953
EchoStar Communications
   (Class A)* ...................         42,500        1,379,125
Getty Images* ...................         10,700          280,928
Lamar Advertising (Class A)* ....         36,700        1,579,017
                                                      -----------
                                    5,952,458
                                                      -----------
SEMICONDUCTORS -- 17.3%
Advanced Micro Devices* .........        139,700        4,034,536
Analog Devices* .................         60,700        2,625,275
Cirrus Logic* ...................         48,300        1,112,591
DuPont Photomasks* ..............         31,400        1,512,067
Fairchild Semiconductor
   International (Class A)* .....         84,400        1,941,200
Integrated Circuit Systems* .....         44,200          833,391
Integrated Device Technology* ...        110,600        3,467,310
International Rectifier* ........         32,200        1,098,020
Lattice Semiconductor* ..........        189,000        4,668,300
Maxim Integrated Products* ......         10,800          480,006
Microchip Technology* ...........        107,299        3,566,082
Photronics* .....................         53,400        1,367,040
                                                      -----------
                                   26,705,818
                                                      -----------
MISCELLANEOUS -- 0.1%
Sensormatic* ....................         11,000          187,000
                                                      -----------

TOTAL COMMON STOCKS
   (Cost $132,131,720) ..........                     137,422,737

-------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-15 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                        PRINCIPAL
                                          AMOUNT        VALUE
                                       ----------     ---------
REPURCHASE
AGREEMENT -- 8.9%
   (Cost $13,700,000)
State Street Bank & Trust, 3.85%,
   dated 6/29/2001, maturing
   7/2/2001, collateralized by:
   $13,220,000 US Treasury
   Notes 6%, 8/15/2009, with a
   fair market value of
   $14,112,350...................    $13,700,000     $ 13,700,000
                                                     ------------

                                                        VALUE
                                                      ---------
TOTAL INVESTMENTS -- 97.9%
   (Cost $145,831,720)..........                     $151,122,737

OTHER ASSETS
   LESS LIABILITIES -- 2.1%......                       3,216,482
                                                     ------------

NET ASSETS -- 100.0%.............                    $154,339,219
                                                     ============

-----------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO

                                        SHARES           VALUE
                                        -------        ----------
COMMON STOCKS -- 91.8%
BUSINESS GOODS AND
SERVICES -- 4.0%
Copart* .........................        10,100        $  291,991
CoStar Group* ...................         3,860           101,499
Iron Mountain* ..................         4,700           210,748
                                                       ----------
                                     604,238
                                                       ----------
COMPUTER SOFTWARE
AND SERVICES -- 9.5%
Activision* .....................         2,400            93,492
Actuate* ........................         6,100            58,285
Advent Software* ................         4,500           281,475
Henry (Jack) & Associates .......         5,300           165,333
Informatica* ....................         1,900            31,170
Information Holdings* ...........           300             9,690
Internet Security Systems* ......         2,900           143,130
IntraNet Solutions* .............         2,000            72,460
MatrixOne* ......................         4,600           104,029
NetIQ* ..........................         2,300            72,933
NYFIX* ..........................         3,437            97,869
SmartForce (ADRs)* (Ireland) ....         3,200           112,656
THQ* ............................         3,250           193,797
                                                       ----------
                                    1,436,319
                                                       ----------
CONSULTING SERVICES -- 2.1%
Corporate Executive
   Board (The)* .................         2,700           102,600
Forrester Research* .............         4,055            91,440

                                        SHARES           VALUE
                                        -------        ----------
CONSULTING SERVICES (continued)
Resource Connection .............         1,600        $   37,136
Watson Wyatt* ...................         4,000            93,520
                                                       ----------
                                     324,696
                                                       ----------
CONSUMER GOODS
AND SERVICES -- 10.0%
Abercrombie and Fitch
   (Class A)* ...................           900            40,050
AnnTaylor Stores* ...............           900            32,220
Brinker International* ..........         5,750           148,638
California Pizza Kitchen* .......         2,100            49,035
Duane Reade* ....................         3,300           107,250
Genesco* ........................         4,500           151,200
MemberWorks* ....................         3,680            85,450
MSC Industrial Direct (Class A) .         8,900           154,860
Oakley* .........................        10,400           192,400
Pacific Sunwear of California* ..         5,600           125,692
Rent-A-Center* ..................         1,900            99,417
Tweeter Home Entertainment
    Group* ......................         3,400           119,816
Venator Group* ..................         9,200           140,760
Williams-Sonoma* ................         1,900            73,758
                                                       ----------
                                    1,520,546
                                                       ----------
DRUGS AND HEALTH CARE -- 17.1%
Array BioPharma* ................         2,800            25,284
Bergen Brunswig (Class A)* ......         8,300           159,526
Caremark Rx* ....................        17,900           294,455

-------------------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-16 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO (continued)
                                       SHARES         VALUE
                                       -------     ----------
DRUGS AND HEALTH CARE (continued)
Charles River Laboratories
   International* ...............       4,400      $  152,900
Community Health Systems* .......      11,800         348,100
InterMune* ......................       4,400         155,430
Isis Pharmaceuticals* ...........       8,100         100,399
Manor Care* .....................       1,400          44,450
MediChem Life Sciences* .........       5,100          25,832
Medicis Pharmaceutical
   (Class A)* ...................       3,200         169,600
Novoste* ........................       4,300         108,897
PRAECIS Pharmaceuticals* ........       4,800          78,936
Priority Healthcare (Class B)*...       7,100         198,055
Province Healthcare* ............       6,500         223,308
Rightchoice Managed Care* .......         700          31,080
Trigon Healthcare* ..............       2,400         155,640
Universal Health Services
   (Class B)* ...................       6,800         309,400
                                                   ----------
                                                    2,581,292
                                                   ----------
ELECTRONICS -- 4.0%
Advanced Power Technology* ......       1,700          25,287
Amerigon (Class A)* .............      25,518          88,037
ANADIGICS* ......................         100           2,275
ATMI* ...........................       2,200          67,210
Cognex* .........................         800          27,084
Credence Systems* ...............       2,800          67,858
Fisher Scientific International .       3,900         113,100
InterCept Group (The)* ..........       2,700         104,139
Kopin* ..........................       5,300          65,111
Pemstar* ........................         400           5,916
Sawtek* .........................         700          16,411
TriQuint Semiconductor* .........       1,200          26,706
                                                   ----------
                                                      609,134
                                                   ----------
ENERGY -- 0.7%
XTO Energy ......................       7,300         104,755
                                                   ----------

ENVIRONMENTAL MANAGEMENT -- 3.1%
Waste Connections* ..............      12,900         464,400
                                                   ----------
FINANCIAL SERVICES -- 9.6%
Affiliated Managers Group* ......       2,700         166,050
American Capital Strategies* ....       8,900         248,533
AmeriCredit* ....................       2,800         145,460
Astoria Financial ...............         800          43,392
Commerce Bancorp ................       1,000          70,100

                                       SHARES         VALUE
                                       -------     ----------
FINANCIAL SERVICES (continued)
East West Bancorp ...............       2,100      $   54,400
efunds* .........................       1,900          34,903
Gallagher (Arthur J.) ...........       4,300         111,800
Metris Companies ................      12,750         429,803
Protective Life .................       1,000          34,370
UCBH Holdings ...................       2,200          64,845
Webster Financial ...............       1,500          48,232
                                                   ----------
                                                    1,451,888
                                                   ----------
LEISURE AND
ENTERTAINMENT -- 2.1%
Anchor Gaming* ..................       2,700         157,099
Station Casinos* ................       9,600         153,600
                                                   ----------
                                                      310,699
                                                   ----------
MEDIA AND BROADCASTING -- 1.1%
Cox Radio (Class A)* ............       5,900         164,315
                                                   ----------
MEDICAL PRODUCTS AND
TECHNOLOGY -- 2.8%
Cambrex .........................       1,600          80,928
Cytyc* ..........................       8,800         202,576
Endocare* .......................       5,600          83,720
Genomic Solutions* ..............      10,400          49,348
                                                   ----------
                                                      416,572
                                                   ----------
RESOURCES -- 3.9%
Cooper Cameron* .................       3,300         184,140
Marine Drilling* ................       4,000          76,440
Mitchell Energy & Development
   (Class A) ....................         900          41,625
National-Oilwell* ...............       2,700          72,360
OM Group ........................       1,800         101,250
Pride International* ............       3,800          72,200
Spinnaker Exploration* ..........       1,200          47,832
                                                   ----------
                                                      595,847
                                                   ----------
SCHOOLS -- 3.7%
Career Education* ...............       3,400         210,375
Corinthian Colleges* ............       4,900         231,525
DeVry* ..........................       3,200         115,584
                                                   ----------
                                                      557,484
                                                   ----------
TELECOMMUNICATIONS -- 13.0%
AirGate PCS* ....................       6,300         327,600

------------------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-17 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO (continued)
                                       SHARES        VALUE
                                       -------     ----------
TELECOMMUNICATIONS (continued)
Dobson Communications
   (Class A)* ...................           9,900      $  167,260
Price Communications* ...........           8,100         163,539
Rural Cellular (Class A)* .......           8,740         383,511
SBA Communications* .............          11,000         275,880
West* ...........................           7,800         171,639
Western Wireless (Class A)* .....          11,000         473,055
                                                       ----------
                                    1,962,484
                                                       ----------
TRANSPORTATION -- 2.5%
Atlantic Coast Airlines Holdings*           5,500         156,338
SkyWest .........................           7,800         225,459
                                                       ----------
                                     381,797
                                                       ----------
UTILITIES -- 2.6%
Orion Power Holdings* ...........          16,800         400,008
                                                       ----------
TOTAL COMMON STOCKS
   (Cost $12,575,690) ...........      13,886,474

                                         PRINCIPAL
                                          AMOUNT        VALUE
                                       ----------     ---------
REPURCHASE
AGREEMENT -- 7.3%
   (Cost $1,100,000)
State Street Bank & Trust,
   3.85%, dated 6/29/2001,
   maturing 7/2/2001,
   collateralized by:
   $1,050,000 US Treasury
   Notes 6 5/8%, due 5/15/2007,
   with a fair market value
   of $1,136,600 ................     $ 1,100,000      $1,100,000
                                                       ----------

TOTAL INVESTMENTS -- 99.1%
   (Cost $13,675,690) ...........                      14,986,474

OTHER ASSETS
   LESS LIABILITIES -- 0.9% .....                         144,092
                                                       ----------

NET ASSETS -- 100.0% ............                     $15,130,566
                                                      ===========

-------------------------------------------------------------------------------
SELIGMAN GLOBAL GROWTH PORTFOLIO
                                           SHARES          VALUE
                                           ------        --------
COMMON STOCKS -- 90.0%
BRAZIL -- 1.0%
Empresa Brasileira de
   Aeronautica "Embraer"
   (ADRs) (Manufacturing
   and Industrial Equipment) ....           1,600        $ 62,480
                                                         --------
CANADA -- 1.7%
Barrick Gold* (Resources) .......           1,300          19,695
Canadian Pacific (Diversified) ..           1,100          42,625
Weston (George) (Retailing) .....             800          46,400
                                                         --------
                                     108,720
                                                         --------
DENMARK -- 0.6%
Vestas Wind Systems*
   (Electronics) ................             800          37,332
                                                         --------
FINLAND -- 1.2%
TietoEnator
   (Information Services) .......           1,500          33,432

                                           SHARES          VALUE
                                           ------        --------
FINLAND (continued)
UPM-Kymmene*
   (Manufacturing and
   Industrial Equipment) ........           1,600        $ 45,274
                                                         --------
                                     78,706
                                                         --------
FRANCE -- 6.8%
Altran Technologies (Diversified)             370          17,246
Aventis (Drugs and Health Care) .             800          63,932
Axa (Financial Services) ........           1,550          44,201
Carrefour* (Retailing) ..........             800          42,372
Castorama Dubois Investissement
   (Financial Services) .........             300          64,550
Groupe Danone (Consumer
   Goods and Services) ..........             400          54,949
Orange* (Telecommunications) ....          10,300          83,796
Sanofi-Synthelabo*
   (Drugs and Health Care) ......             800          52,542
                                                         --------
                                     423,588
                                                         --------
------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-18 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN GLOBAL GROWTH PORTFOLIO (continued)
                                          SHARES          VALUE
                                          -------       --------
GERMANY -- 2.7%
Allianz (Financial Services) ......         150         $ 43,824
Deutsche Bank* (Financial Services)         850           60,969
E.ON (Diversified) ................         400           20,996
SAP (Computer and
   Technology Related) ............         300           41,672
                                                        --------
                                     167,461
                                                        --------
HONG KONG -- 2.4%
China Unicom (ADRs)*
   (Telecommunications) ...........         300            5,310
CNOOC* (Resources) ................      31,500           30,087
CNOOC (ADRs)* (Resources) .........         500            9,475
Dah Sing Financial*
   (Financial Services) ...........       4,800           24,801
HSBC Holdings
   (Financial Services) ...........       1,481           17,469
Hutchison Whampoa
   (Diversified) ..................       4,000           40,386
Li & Fung (Consumer Goods
   and Services) ..................      13,000           21,334
                                                        --------
                                     148,862
                                                        --------
IRELAND -- 2.8%
Bank of Ireland
   (Financial Services) ...........       5,348           53,026
Elan (ADRs)* (Drugs and
   Health Care) ...................       2,000          122,000
                                                        --------
                                     175,026
                                                        --------
ISRAEL -- 0.4%
Teva Pharmaceutical (ADRs)*
   (Drugs and Health Care) ........         400           24,774
                                                        --------
ITALY -- 2.8%
Assicurazioni Generali
   (Financial Services) ...........       1,900           57,160
Mediolanum (Financial Services) ...       6,100           61,516
Pirelli (Manufacturing and
   Industrial Equipment) ..........      20,000           55,762
                                                        --------
                                     174,438
                                                        --------
JAPAN -- 12.8%
Benesse (Schools) .................         700           21,947
Canon (ADRs) (Electronics) ........       2,200           90,640

                                          SHARES          VALUE
                                          -------       --------
JAPAN (continued)
Honda Motor (Automotive
   and Related) ...................       3,000         $131,826
Keyence (Electronics) .............         300           59,538
Konami* (Entertainment
   and Leisure) ...................         600           27,375
Nintendo (Consumer Goods
   and Services) ..................         300           54,607
Nippon System Development
   (Computer and
   Technology Related) ............         900           54,703
Nippon Telegraph & Telephone
   "NTT" (Telecommunications) .....           3           15,636
Nomura Securities
   (Financial Services) ...........       4,100           78,574
NTT DoCoMo
   (Telecommunications) ...........           2           34,800
Promise* (Financial Services) .....         900           74,188
Sony (Consumer Goods
   and Services) ..................       1,000           65,753
Sony (ADRs) (Consumer Goods
   and Services) ..................         700           46,060
Takeda Chemical Industries
   (Drugs and Health Care) ........       1,000           46,508
                                                        --------
                                     802,155
                                                        --------
NETHERLANDS -- 4.1%
Aegon* (Financial Services) .......       2,000           56,355
ASML Holding (Electronics) ........       1,769           39,712
Elsevier (Media) ..................       4,500           56,059
ING Groep (Financial Services) ....         493           32,254
Koninklijke (Royal) Philips
   Electronics (Electronics) ......         893           23,695
Unilever (Consumer Goods
   and Services) ..................         800           47,656
                                                        --------
                                     255,731
                                                        --------
SOUTH KOREA -- 0.%
Pohang Iron & Steel (ADRs)
   (Manufacturing and
   Industrial Equipment) ..........       2,100           41,412
                                                        --------
SPAIN -- 2.7%
Banco Bilbao Vizcaya Argentaria
   (Financial Services) ...........       5,050           65,393
Banco Popular Espanol
   (Financial Services) ...........       1,400           48,988
-------------------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-19 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN GLOBAL GROWTH PORTFOLIO (continued)

                                           SHARES         VALUE
                                           ------        -------
SPAIN (continued)
Sogecable* (Media) ................         1,400      $   28,166
Telefonica* (Telecommunications)...         2,292          28,281
                                                       ----------
                                     170,828
                                                       ----------
SWITZERLAND -- 3.0%
Novartis (Medical Products
   and Technology) ................         2,300          83,281
Serono (Drugs and Health Care) ....            40          39,699
UBS (Financial Services) ..........           450          64,500
                                                       ----------
                                     187,480
                                                       ----------
TAIWAN -- 0.5%
United Microelectronics (ADRs)*
   (Electronics) ..................         3,500          31,150
                                                       ----------
UNITED KINGDOM -- 10.7%
AstraZeneca (ADRs)* (Drugs
   and Health Care) ...............           800          37,400
BAA (Transportation) ..............         4,870          45,266
Barclays* (Financial Services) ....         1,500          46,051
British American Tobacco (ADRs)
   (Consumer Goods and
   Services) ......................         4,200          66,360
Centrica (Utilities) ..............        12,800          40,965
Diageo (Consumer Goods
   and Services) ..................        10,625         116,713
GlaxoSmithKline (Drugs and
   Health Care) ...................         4,279         120,522
Royal Bank of Scotland Group
   (Financial Services) ...........         4,353          96,062
Tesco (Consumer Goods
   and Services) ..................        15,865          57,309
WPP Group (Media) .................         4,200          41,404
                                                       ----------
                                     668,052
                                                       ----------
UNITED STATES -- 33.2%
AOL Time Warner
   (Information Services) .........         3,400         180,200
Applera-Applied Biosystems
   Group (Drugs and
   Health Care) ...................         1,500          40,125
Cisco Systems* (Computer and
   Technology Related) ............         6,000         109,140
Citigroup (Financial Services) ....         2,300         121,532
Coca-Cola (Consumer Goods
   and Services) ..................         2,400         108,000
Comcast (Class A) (Media) .........         3,100         134,230

                                           SHARES         VALUE
                                           ------        -------
UNITED STATES (continued)
Intel (Electronics) ...............         3,500      $  102,287
Jones Apparel Group
   (Consumer Goods and
   Services) ......................         2,300          99,360
MedImmune (Drugs and
   Health Care) ...................         2,700         127,413
Medtronic (Medical Products
   and Technology) ................         2,200         101,222
NIKE (Class B) (Consumer
   Goods and Services) ............         2,000          83,980
Openwave Systems*
   (Telecommunications) ...........         3,727         130,426
Pfizer (Drugs and Health Care) ....         2,600         104,130
Philip Morris (Consumer Goods
   and Services) ..................         2,700         137,025
Starwood Hotels & Resorts
   Worldwide (Leisure
   and Hotels) ....................         2,400          89,472
Symbol Technologies
   (Computer and
   Technology Related) ............         4,650         103,230
Texas Instruments (Electronics) ...         3,000          94,500
Tyco International (Diversified) ..         2,200         119,900
Venator Group* (Retailing) ........         6,000          91,800
                                                       ----------
                                    2,077,972
                                                       ----------
TOTAL COMMON STOCKS
   (Cost $5,682,726) ..............                     5,636,167
                                                       ----------
PREFERRED STOCKS -- 1.5%
GERMANY -- 1.5%
Boss (Hugo) (Retailing) ...........           150          41,885
Porsche (non-voting)*
   (Automotive and Related) .......           150          51,737
                                                       ----------
TOTAL PREFERRED STOCKS
   (Cost $90,205) .................                        93,622
                                                       ----------
TOTAL INVESTMENTS -- 91.5%
   (Cost $5,772,931) ..............                     5,729,789

OTHER ASSETS
   LESS LIABILITIES -- 8.5% .......                       530,773
                                                       ----------

NET ASSETS -- 100.0% ..............                    $6,260,562
                                                       ==========
-------------------
*  Non-income producing security.
See Notes to Financial Statements.
                                   -- P-20 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO

                                       SHARES       VALUE
                                       -------     --------
COMMON STOCKS -- 93.2%
AUSTRALIA -- 1.7%
BRL Hardy (Consumer
   Goods and Services) ..........       4,324      $ 23,047
Cochlear (Medical Products
   and Technology) ..............       1,900        37,795
CSL (Medical Products
   and Technology) ..............       1,350        32,845
Data Advantage
   (Business Services) ..........       6,500        22,727
Futuris (Diversified) ...........      17,560        24,003
Lang (Transportation) ...........       4,200        23,560
Perpetual Trustees Australia
   (Financial Services) .........       1,000        20,868
Sonic Healthcare (Medical
   Products and Technology) .....       4,570        18,438
                                                   --------
                                                    203,283
                                                   --------
AUSTRIA -- 0.6%
EMTS Technologie*
   (Telecommunications) .........       1,450        71,834
                                                   --------
BELGIUM -- 0.8%
Omega Pharma (Drugs and
   Health Care) .................       2,411        92,966
                                                   --------
CANADA -- 0.9%
Clarica Life Insurance
   (Financial Services) .........         700        20,641
Dofasco (Resources) .............       1,000        16,078
Exfo Electro-Optical Engineering*
   (Telecommunications) .........         800        13,244
Intrawest (Leisure and Hotels) ..       1,600        31,629
Pivotal* (Computer Software) ....         400         6,710
Research In Motion*
   (Telecommunications) .........         300         9,638
Sierra Wireless*
   (Telecommunications) .........         800        14,755
                                                   --------
                                                    112,695
                                                   --------
DENMARK -- 0.8%
TK Development
   (Construction and Property) ..       2,860        96,842
                                                   --------

FRANCE -- 4.2%
Brime Technologies*
   (Consulting Services) ........       1,350        54,400

                                       SHARES       VALUE
                                       -------     --------
FRANCE (continued)
Compagnie Francaise d'Etudes
   et de Construction "Technip"
   (Construction and Property) ..         700      $ 89,872
Du Pareil au Meme (Retailing) ...         887        23,302
L'Europeenne d'Extincteurs
   (Manufacturing) ..............       1,242        18,209
Financiere Marc de Lacharriere
   "Fimalac"* (Manufacturing) ...       2,890       102,863
MEDIDEP* (Drugs and
   Health Care) .................         800        81,355
Pinguely Haulotte (Industrial
   Goods and Services) ..........       4,250        69,332
Transiciel (Computer Software) ..       1,900        71,185
                                                   --------
                                                    510,518
                                                   --------
GERMANY -- 6.4%
BERU (Automotive
   Parts Manufacturing) .........       3,000       115,931
FJA (Computer Software) .........       1,588        92,722
GfK (Business Services) .........       2,500        59,766
Mediclin* (Drugs and
   Health Care) .................      18,000       138,812
Medion (Electronics) ............       1,000        81,355
Senator Entertainment* (Media) ..      12,327        57,456
Techem* (Industrial Goods
   and Services) ................       2,800        71,186
Tecis Holding
   (Financial Services) .........       2,400        81,762
Thiel Logistik (Transportation) .       1,152        18,549
Zapf Creation (Consumer
   Goods and Services) ..........       2,422        60,960
                                                   --------
                                                    778,499
                                                   --------
HONG KONG -- 0.9%
Beijing Datang Power
   Generation (Utilities) .......      48,000        16,308
Cafe de Coral Holdings (Consumer
   Goods and Services) ..........      26,000        12,834
Convenience Retail* (Retailing) .      36,000        12,346
Dah Sing Financial Group
   (Financial Services) .........       4,400        22,734
Giordano International
   (Consumer Goods
   and Services) ................      24,000        12,616
JCG Holdings
   (Financial Services) .........      29,000        17,289
Yanzhou Coal Mining (Series H)
   (Resources) ..................      38,000        17,539
                                                   --------
                                                    111,666
                                                   --------
--------------------
*  Non-income producing security.
See Notes to Financial Statements.
                                    -- P-21 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                        SHARES        VALUE
                                      --------     ----------
IRELAND -- 1.4%
Parthus Technologies*
   (Electronics) ................      45,000      $   34,855
Ryanair Holdings*
   (Transportation) .............       8,510          88,345
SmartForce (ADRs)*
   (Computer Software) ..........       1,300          45,767
                                                   ----------
                                                      168,967
                                                   ----------
ISRAEL -- 0.6%
Card-Guard Scientific Survival*
   (Medical Products
   and Technology) ..............       1,416          78,820
                                                   ----------

JAPAN -- 9.2%
Anritsu (Telecommunications) ....         500           7,557
Asahi Pretec (Industrial Goods
   and Services) ................           1          11,226
Bank of Iwate
   (Financial Services) .........       1,000          36,886
Capcom* (Computer Software) .....         800          27,456
Citizen Electronics (Electronics)         500          21,650
Cresco (Computer Software) ......       1,100          28,490
Densei-Lambda (Electronics) .....       1,900          24,666
Disco (Electronics) .............         200          11,467
Don Quijote (Consumer Goods
   and Services) ................         500          32,074
Eighteenth Bank (The)
   (Financial Services) .........       7,000          27,335
Enplas (Electronics) ............       1,300          28,771
Fuji Machine Manufacturing
   (Industrial Goods
   and Services) ................         500           9,161
Fuji Seal Manufacturing
   (Industrial Goods and
   Services) ....................       1,100          42,338
Fujicco (Consumer Goods
   and Services) ................       3,000          33,678
H.I.S. (Leisure and Hotels) .....       1,700          38,441
Higo Bank (The)
   (Financial Services) .........       8,000          28,161
Hokuto (Consumer Goods
   and Services) ................         800          31,176
Iyo Bank (The)
   (Financial Services) .........       5,000          28,827
Kissei Pharmaceutical
   (Drugs and Health Care) ......       2,000          47,390

                                        SHARES        VALUE
                                      --------     ----------
JAPAN (continued)
Komatsu Seiren
   (Manufacturing) ..............         800      $    2,021
Konami Sports
   (Leisure and Hotels) .........         500          23,855
Maspro Denkoh
   (Telecommunications) .........       2,000          25,339
MKC-STAT (Computer Software) ....       3,000          41,111
Moshi Moshi Hotline
   (Business Services) ..........         400          36,629
Nichicon (Manufacturing) ........       1,800          23,512
Nippon Broadcasting Systems
   (Media) ......................       1,000          35,282
Noritake (Consumer Goods
   and Services) ................       3,000          16,502
Plenus (Retailing) ..............         700          29,188
Rohto Pharmaceutical
   (Drugs and Health Care) ......       1,000          10,536
Ryoyo Electro (Electronics) .....       1,000          10,785
Shimachu (Consumer Goods
   and Services) ................       2,000          29,605
Sotec (Business Services) .......           5          15,676
Sundrug (Retailing) .............         100           4,603
Taiyo Ink Manufacturing
   (Chemicals) ..................       1,000          34,961
Tokyo Steel Manufacturing
   (Industrial Goods
   and Services) ................       4,900          16,581
Tokyo Style (Manufacturing) .....       2,800          31,208
Touei Housing (Construction
   and Property) ................       1,000          15,308
Tsubaki Nakashima
   (Manufacturing) ..............       3,000          28,145
Tsudakoma* (Manufacturing) ......       3,700           4,035
Tsuruha (Drugs and
   Health Care) .................       1,900          27,271
Tsutsumi Jewelry (Consumer
   Goods and Services) ..........       1,300          28,458
Universal Home
   (Business Services) ..........           2           7,602
Ushio (Industrial Goods
   and Services) ................       2,000          27,440
Xebio (Consumer Goods
   and Services) ................       1,600          19,052
Yamaichi Electronics
   (Electronics) ................       2,100          26,774
Yokohama Reito (Distribution) ...       4,000          24,344
                                                   ----------
                                                    1,112,573
                                                   ----------
-------------------
*  Non-income producing security.
See Notes to Financial Statements.
                                    -- P-22 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                       SHARES         VALUE
                                      -------      ----------
NETHERLANDS -- 0.6%
United Services Group
   (Business Services) ..........       3,915      $   67,517
                                                   ----------
NEW ZEALAND -- 0.3%
Baycorp Holdings*
   (Financial Services) .........       2,660          13,771
Fisher & Paykel (Consumer
   Goods and Services) ..........       4,800          22,934
                                                   ----------
                                                       36,705
                                                   ----------
NORWAY -- 1.1%
Petroleum Geo-Services*
   (Industrial Goods
   and Services) ................       4,713          47,738
Tandberg Television* (Media) ....      10,200          88,009
                                                   ----------
                                                      135,747
                                                   ----------
SINGAPORE -- 0.6%
DelGro (Transportation) .........       8,000          12,733
Neptune Orient Lines
   (Transportation) .............      14,937          11,477
Sembcorp Logistics
   (Transportation) .............      15,000          19,182
Sembcorp Marine
   (Transportation) .............      26,000          13,771
Venture Manufacturing
   (Electronics) ................       2,500          16,603
                                                   ----------
                                                       73,766
                                                   ----------
SPAIN -- 2.4%
Aldeasa (Retailing) .............       4,000          82,948
Baron de Ley* (Consumer
   Goods and Services) ..........       4,700          90,813
Compania de Distribucion
   Integral Logista* (Media) ....       6,600          78,025
Enaco* (Retailing) ..............       6,156          28,380
TelePizza* (Restaurants) ........       8,776          16,362
                                                   ----------
                                                      296,528
                                                   ----------
SWITZERLAND -- 1.8%
Kaba Holding
   (Business Services) ..........         400          79,043
Swisslog Holding (Industrial
   Goods and Services) ..........       3,105         139,133
                                                   ----------
                                                      218,176
                                                   ----------

                                       SHARES         VALUE
                                      -------      ----------
UNITED KINGDOM -- 11.2%
ARC International* (Electronics)       27,000      $   25,666
Ashtead Group
   (Construction and Property) ..      76,600         114,996
BTG* (Technology) ...............       7,023         115,719
Clinton Cards (Consumer Goods
   and Services) ................      46,200          96,945
Fitness First*
   (Leisure and Hotels) .........      10,000          82,386
Guardian IT (Business Services) .      10,000          87,315
GWR Group (Media) ...............      11,000          49,107
Informa Group
   (Business Services) ..........      25,300         108,315
Interserve (Business Services) ..      25,500         178,122
Parity (Computer Software) ......      75,936          61,491
PizzaExpress (Consumer
   Goods and Services) ..........      16,000         206,175
Trifast (Electrical Distribution)      32,000          44,750
Xansa (Computer Software) .......      45,176         185,774
                                                   ----------
                                                    1,356,761
                                                   ----------
UNITED STATES -- 47.7%
Abercrombie & Fitch (Class A)*
   (Consumer Goods
   and Services) ................         400          17,800
Activision* (Computer Software) .       1,000          38,955
Actuate* (Computer Software) ....       2,500          23,887
Advanced Power Technology*
   (Electronics) ................         800          11,900
Advent Software*
   (Computer Software) ..........       1,900         118,845
Affiliated Managers Group*
   (Financial Services) .........       1,200          73,800
AirGate PCS*
   (Telecommunications) .........       2,700         140,400
American Capital Strategies*
   (Financial Services) .........       3,800         106,115
AmeriCredit*
   (Financial Services) .........       1,200          62,340
Amerigon (Class A)*
   (Electronics) ................       9,920          34,224
ANADIGICS* (Electronics) ........         100           2,275
Anchor Gaming*
   (Leisure and Hotels) .........       1,200          69,822
AnnTaylor Stores* (Consumer
   Goods and Services) ..........         400          14,320
Array BioPharma*
   (Drugs and Health Care) ......       1,100           9,933

------------------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-23 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                       SHARES         VALUE
                                      -------      ----------
UNITED STATES (continued)
Astoria Financial
   (Financial Services) .........        300        $ 16,272
Atlantic Coast Airlines Holdings*
   (Transportation) .............      2,300          65,377
ATMI* (Electronics) .............        900          27,495
Bergen Brunswig (Class A)*
   (Drugs and Health Care) ......      3,500          67,270
Brinker International*
   (Consumer Goods
   and Services) ................      2,450          63,332
California Pizza Kitchen*
   (Consumer Goods
   and Services) ................        900          21,015
Cambrex (Medical Products
   and Technology) ..............        700          35,406
Career Education* (Schools) .....      1,400          86,625
Caremark Rx* (Drugs and
   Health Care) .................      7,500         123,375
Charles River Laboratories
   International* (Drugs and
   Health Care) .................      1,800          62,550
Cognex* (Manufacturing) .........        300          10,156
Commerce Bancorp
   (Financial Services) .........        400          28,040
Community Health Systems*
   (Drugs and Health Care) ......      4,600         135,700
Cooper Cameron* (Resources) .....      1,400          78,120
Copart* (Business Services) .....      3,900         112,749
Corinthian Colleges* (Schools) ..      2,100          99,225
Corporate Executive Board
   (The)* (Consulting Services) .      1,100          41,800
CoStar Group*
   (Business Services) ..........      1,600          42,072
Cox Radio (Class A)* (Media) ....      2,500          69,625
Credence Systems*
   (Electronics) ................      1,200          29,082
Cytyc* (Medical Products
   and Technology) ..............      3,600          82,872
DeVry* (Schools) ................      1,400          50,568
Dobson Communications
   (Class A)*
   (Telecommunications) .........      4,100          69,269
Duane Reade* (Retailing) ........      1,400          45,500
East West Bancorp
   (Financial Services) .........        900          23,314
eFunds (Financial Services) .....        900          16,533
Endocare* (Medical Products
   and Technology) ..............      2,400          35,880

                                      SHARES        VALUE
                                      ------     ----------
UNITED STATES (continued)
Fisher Scientific International
   (Electronics) ................      1,600      $   46,400
Forrester Research*
   (Consulting Services) ........      1,685          37,997
Gallagher (Arthur J.)
   (Financial Services) .........      1,800          46,800
Genesco* (Retailing) ............      1,900          63,840
Genomic Solutions* (Medical
   Products and Technology) .....      4,000          18,980
Henry (Jack) & Associates
   (Business Services) ..........      2,200          68,629
Informatica*
   (Computer Software) ..........        800          13,124
Information Holdings* (Media) ...        100           3,230
InterCept Group (The)*
   (Business Services) ..........      1,100          42,427
InterMune* (Drugs and
   Health Care) .................      1,900          67,117
Internet Security Systems*
   (Computer Software) ..........      1,200          59,226
IntraNet Solutions*
   (Computer Software) ..........        800          28,984
Iron Mountain*
   (Business Services) ..........      2,000          89,680
Isis Pharmaceuticals*
   (Drugs and Health Care) ......      3,400          42,143
Kopin* (Electronics) ............      2,300          28,255
Manor Care*
   (Drugs and Health Care) ......        600          19,050
Marine Drilling* (Resources) ....      1,700          32,487
MatrixOne* (Computer Software) ..      1,900          42,968
MediChem Life Sciences*
   (Drugs and Health Care) ......      2,200          11,143
Medicis Pharmaceutical (Class A)*
   (Drugs and Health Care) ......      1,300          68,900
MemberWorks* (Consumer Goods
   and Services) ................      1,600          37,152
Metris Companies
   (Financial Services) .........      5,350         180,348
Mitchell Energy & Development
   (Class A) (Resources) ........        400          18,500
MSC Industrial Direct (Class A)
   (Consumer Goods
   and Services) ................      3,600          62,640
National-Oilwell* (Resources) ...      1,000          26,800
NetIQ* (Computer Software) ......      1,000          31,710
Novoste* (Drugs and
   Health Care) .................      1,800          45,585

------------------
* Non-income producing security.
See Notes to Financial Statements.
                                    -- P-24 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                           SHARES        VALUE
                                           ------      ----------
UNITED STATES(continued)
NYFIX* (Business Services) ......           1,407      $   40,064
Oakley* (Consumer Goods
   and Services) ................           4,400          81,400
OM Group (Chemicals) ............             800          45,000
Orion Power Holdings* (Utilities)           7,200         171,432
Pacific Sunwear of California*
   (Retailing) ..................           2,400          53,868
Pemstar* (Electronics) ..........             200           2,958
PRAECIS Pharmaceuticals*
   (Drugs and Health Care) ......           2,100          34,535
Price Communications*
   (Telecommunications) .........           3,300          66,627
Pride International* (Resources)            1,700          32,300
Priority Healthcare (Class B)*
   (Drugs and Health Care) ......           2,900          80,896
Protective Life
   (Financial Services) .........             400          13,748
Province Healthcare*
   (Drugs and Health Care) ......           2,750          94,476
Rent-A-Center* (Retailing) ......             800          41,860
Resource Connection
   (Consulting Services) ........             700          16,247
RightCHOICE Managed Care*
   (Drugs and Health Care) ......             300          13,320
Rural Cellular (Class A)*
   (Telecommunications) .........           3,800         166,744
Sawtek* (Electronics) ...........             300           7,034
SBA Communications*
   (Telecommunications) .........           4,700         117,876
SkyWest (Transportation) ........           3,300          95,387
Spinnaker Exploration*
   (Manufacturing) ..............             500          19,930
Station Casinos*
   (Leisure and Hotels) .........           4,100          65,600

                                           SHARES         VALUE
                                           ------      ----------
UNITED STATES (continued)
THQ* (Computer Software) ........           1,250      $   74,538
Trigon Healthcare*
   (Drugs and Health Care) ......           1,000          64,850
TriQuint Semiconductor*
   (Electronics) ................             400           8,902
Tweeter Home Entertainment
   Group* (Retailing) ...........           1,400          49,336
UCBH Holdings
   (Financial Services) .........           1,000          29,475
Universal Health Services
   (Class B)* (Drugs and
   Health Care) .................           2,800         127,400
Venator Group* (Retailing) ......           3,900          59,670
Waste Connections*
   (Environmental Management) ...           5,400         194,400
Watson Wyatt*
   (Consulting Services) ........           1,700          39,746
Webster Financial
   (Financial Services) .........             600          19,293
West* (Telecommunications) ......           3,300          72,617
Western Wireless (Class A)*
   (Telecommunications) .........           4,700         202,124
Williams-Sonoma* (Retailing) ....             800          31,056
XTO Energy (Resources) ..........           3,100          44,485
                                                       ----------
                                    5,777,147
                                                       ----------
TOTAL INVESTMENTS
   (Cost $10,677,996) ...........                      11,301,010

OTHER ASSETS
   LESS LIABILITIES -- 6.8% .....                         821,621
                                                      -----------

NET ASSETS -- 100.0% ............                     $12,122,631
                                                      ===========
-------------------
* Non-income producing security.
See Notes to Financial Statements.
                                    -- P-25 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

                                        SHARES         VALUE
                                       -------       ---------
COMMON STOCKS -- 89.2%
DENMARK -- 1.0%
Maconomy*
   (Computer Software) ..........       48,500      $  237,366
                                                    ----------
FINLAND -- 1.1%
TietoEnator
   (Information Services) .......       11,800         262,998
                                                    ----------
FRANCE -- 3.7%
ActivCard (ADRs)*
   (Computer Hardware/
   Peripherals) .................       12,300         107,502
Altran Technologies
   (Information Services) .......        6,380         297,370
Atos Origin*
   (Computer Software) ..........        3,700         266,523
Dassault Systemes
   (Computer Software) ..........           50           1,929
Schneider Electric
   (Electronic Manufacturing
   Services) ....................        3,000         166,015
Thomson Multimedia*
   (Electronics) ................        1,915          61,669
                                                    ----------
                                                       901,008
                                                    ----------
GERMANY -- 1.6%
SAP (Computer Software) .........          900         125,015
Software (Computer Software) ....        4,000         261,692
                                                    ----------
                                                       386,707
                                                    ----------
HONG KONG -- 0.2%
ASAT Holdings (ADRs)*
   (Electronic Manufacturing
   Services) ....................        2,700          12,339
China Unicom (ADRs)*
   (Telecommunications) .........        2,500          44,250
                                                    ----------
                                                        56,589
                                                    ----------
ISRAEL -- 1.9%
Nova Measuring Instruments*
   (Electronics Capital
   Equipment) ...................        4,700          28,177

                                        SHARES         VALUE
                                       -------       ---------
ISRAEL (continued)
Orbotech* (Electronics Capital
   Equipment) ...................       11,850      $  418,364
                                                    ----------
                                                       446,541
                                                    ----------
JAPAN -- 8.4%
HOYA (Communications
   Infrastructure) ..............        4,300         272,392
Kyocera (Electronics) ...........        3,000         264,614
Murata Manufacturing*
   (Electronics) ................        5,100         339,019
NEC (Electronics) ...............       17,000         229,693
Omron (Electronic
   Manufacturing Services) ......       22,000         397,803
Pioneer (Electronics) ...........        4,000         121,562
Sony (Electronics) ..............        4,300         282,736
Tokyo Electron (Semiconductors) .        1,900         115,027
                                                    ----------
                                                     2,022,846
                                                    ----------
NETHERLANDS -- 2.2%
ASML Holding* (Electronics) .....       11,000         246,938
Getronics*
   (Information Services) .......       65,000         269,913
                                                    ----------
                                                       516,851
                                                    ----------
SOUTH KOREA -- 1.6%
Korea Telecom (ADRs)
   (Telecommunications) .........       17,800         391,244
                                                    ----------
SWITZERLAND -- 4.0%
Leica Geosystems*
   (Information Services) .......        1,800         516,003
TEMENOS Group*
   (Computer Software) ..........       12,300         146,861
Unaxis Holding (Class R)
   (Electronics) ................        2,150         302,783
                                                    ----------
                                                       965,647
                                                    ----------
TAIWAN -- 6.2%
ASE Test* (Electronic
   Manufacturing Services) ......       14,300         180,680
Asustek Computer
   (Electronics) ................       91,250         385,619
Compal Electronics* (Computer
   and Business Services) .......      141,250         151,793

-------------------
*  Non-income producing security.
See Notes to Financial Statements.
                                    -- P-26 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                      SHARES         VALUE
                                     -------       ---------
TAIWAN (continued)
Compal Electronics (GDRs)*+
   (Computer and
   Business Services) ..........      17,900      $   95,765
Hon Hai Precision Industry
   (Electronics) ...............      32,000         168,225
Taiwan Semiconductor (ADRs)*
   (Semiconductors) ............      10,000         151,900
United Microelectronics*
   (Electronic Manufacturing
   Services) ...................      82,000         108,841
United Microelectronics (ADRs)*
   (Electronic Manufacturing
   Services) ...................      29,100         258,990
                                                  ----------
                                                   1,501,813
                                                  ----------
UNITED KINGDOM
Spirent (Telecommunications) ...         717           2,232
                                                  ----------

UNITED STATES -- 57.3%
Advanced Micro Devices*
   (Semiconductors) ............      17,500         505,400
Amdocs*
   (Information Services) ......       3,600         193,860
Amkor Technology*
   (Electronic Manufacturing
   Services) ...................      24,900         554,025
Amphenol (Class A)*
   (Communications
   Infrastructure) .............       5,300         212,265
ATMI* (Electronic Manufacturing
   Services) ...................       6,600         201,630
Autodesk (Computer Software) ...      18,300         682,499
Avocent* (Computer Hardware/
   Peripherals) ................       6,700         151,588
BMC Software*
   (Computer Software) .........       2,100          47,334
Cisco Systems*
   (Communications
   Infrastructure) .............       9,500         172,805
Cognex* (Electronics
   Capital Equipment) ..........       9,800         331,779
Computer Associates
   International (Computer
   Software) ...................      15,900         572,400

                                      SHARES         VALUE
                                     -------       ---------
UNITED STATES (continued)
Credence Systems*
   (Electronics
   Capital Equipment) ..........      11,500      $  278,703
CSG Systems International*
   (Information Services) ......      14,500         822,222
DuPont Photomasks*
   (Semiconductors) ............       2,000          96,310
Electro Scientific Industries*
   (Electronics Capital
   Equipment) ..................       9,800         353,535
Electronics for Imaging*
   (Computer Hardware/
   Peripherals) ................      19,500         576,225
Entegris* (Electronics Capital
   Equipment) ..................       7,100          81,330
FEI* (Electronics Capital
   Equipment) ..................       3,000         122,400
Garmin* (Communications
   Infrastructure) .............      13,500         309,825
Instinet Group (The)*
   (Information Services) ......       5,800         108,141
Integrated Device Technology*
   (Semiconductors) ............      11,700         366,795
International Rectifier*
   (Semiconductors) ............       5,100         173,910
KPMG Consulting*
   (Information Services) ......       5,000          76,775
Lattice Semiconductor*
   (Semiconductors) ............      25,500         629,850
Lexmark International (Class A)*
   (Computer Hardware/
   Peripherals) ................       9,200         618,700
Maxim Integrated Products*
   (Semiconductors) ............       4,400         195,558
Mentor Graphics*
   (Computer Software) .........       7,300         125,451
Microchip Technology*
   (Semiconductors) ............      14,300         475,260
Novellus Systems* (Electronics
   Capital Equipment) ..........       9,200         522,514
Peregrine Systems*
   (Computer Software) .........       6,300         181,787
Photronics*
   (Semiconductors) ............       5,700         145,920
Polycom* (Communications
   Infrastructure) .............      14,600         333,464

------------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.
                                    -- P-27 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                          SHARES         VALUE
                                          -------     -----------
UNITED STATES (continued)
QUALCOMM* (Communications
   Infrastructure) ..............          1,000      $    58,485
Rational Software*
   (Computer Software) ..........         10,200          283,509
Sanmina* (Electronic
   Manufacturing Services) ......          4,400          103,972
SCI Systems* (Electronic
   Manufacturing Services) ......         13,800          351,900
SunGard Data Systems*
   (Information Services) .......         19,800          594,198
Symantec*
   (Computer Software) ..........         17,600          763,928
Synopsys*
   (Computer Software) ..........         10,400          508,508
Teradyne* (Electronics
   Capital Equipment)............          7,400          244,940
TTM Technologies* (Electronic
   Manufacturing Services) ......          2,200           19,382

                                          SHARES         VALUE
                                          -------     -----------
UNITED STATES (continued)
Veeco Instruments* (Electronics
   Capital Equipment) ...........          5,600      $   225,400
Verity* (Computer Software) .....          9,100          180,498
Vishay Intertechnology*
   (Electronic Components) ......          6,400          147,200
Wind River Systems*
   (Computer Software) ..........          5,600           95,396
                                                      -----------
                                   13,797,576
                                                      -----------
 TOTAL INVESTMENTS -- 89.2%
   (Cost $23,311,987) ...........                      21,489,418

OTHER ASSETS
   LESS LIABILITIES -- 10.8% ....                       2,604,677
                                                      -----------

NET ASSETS -- 100.0% ............                     $24,094,095
                                                      ===========

-------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO
                                        PRINCIPAL
                                          AMOUNT          VALUE
                                       ----------       ---------
CORPORATE BONDS -- 89.2%
AEROSPACE -- 0.2%
Alliant Techsystems
   8 1/2%, 5/15/2011+ ...........        $ 25,000        $ 25,375
                                                         --------
AUTOMOTIVE AND
RELATED -- 1.3%
Collins & Aikman Products
   11 1/2%, 4/15/2006+ ..........          25,000          23,750
Delco Remy International
   11%, 5/1/2009+ ...............           5,000           5,225
Diamond Triumph Automotive
   9 1/4%, 4/1/2008 .............         100,000          92,500
Hayes Lemmerz International:
   11%, 7/15/2006 ...............          25,000          20,875
   9 1/8%, 7/15/2007 ............          25,000          19,000
                                                         --------
                                     161,350
                                                         --------
                                        PRINCIPAL
                                          AMOUNT          VALUE
                                       ----------       ---------
BROADCASTING -- 2.2%
AMFM Operating 12 5/8%,
   10/31/2006 ...................        $ 51,800        $ 57,110
Canwest Media 10 5/8%,
   5/15/2011+ ...................          40,000          40,800
Cumulus Media 10 3/8%,
   7/1/2008 .....................         150,000         150,000
Nextmedia 10 3/4%, 7/1/2011 .....          25,000          24,628
Radio One 8 7/8%, 7/1/2011 ......          15,000          15,075
                                                         --------
                                     287,613
                                                         --------
BUSINESS SERVICES -- 2.7%
Iron Age 9 7/8%, 5/1/2008 .......         250,000         171,250
Iron Age Holding 0% (12 1/8%**),
   5/1/2009 .....................          80,000           8,500
Iron Mountain 8 5/8%, 4/1/2013...          40,000          40,500
Muzak 9 7/8%, 3/15/2009 .........          95,000          86,450
Unisys 8 1/8%, 6/1/2006 .........          40,000          39,100
                                                         --------
                                     345,800
                                                         --------
-------------------
 * Non-income producing security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
 + Rule 144A security.
See Notes to Financial Statements.

                                   -- P-28 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                        PRINCIPAL
                                          AMOUNT         VALUE
                                       ----------      ---------
CABLE SYSTEMS AND
SATELLITE VIDEO -- 14.1%
Adelphia Communications:
   9 7/8%, 3/1/2007 ..............      $ 75,000      $   74,625
   10 7/8%, 10/1/2010 ............       150,000         152,625
   10 1/4%, 6/15/2011 ............       100,000          99,000
Charter Communications Holdings:
   10%, 4/1/2009..................       135,000         137,700
   11 1/8%, 1/15/2011 ............       125,000         132,500
   10%, 5/15/2011+ ...............        50,000          51,000
Echostar 9 3/8%, 2/1/2009 ........       100,000          98,500
GCI 9 3/4%, 8/1/2007 .............       170,000         168,300
Northland Cable Television
   10 1/4%, 11/15/2007 ...........       150,000         105,750
Pegasus Communications:
   9 3/4%, 12/1/2006 .............        25,000          22,125
   12 1/2%, 8/1/2007+ ............       200,000         199,000
Pegasus Satellite 12 3/8%,
   8/1/2006 ......................       200,000         189,000
Quebecor Media 11 1/8%,
   7/15/2011+ ....................       200,000         199,500
Rogers Cablesystems 11%,
   12/1/2015 .....................       135,000         152,213
United Pan-Europe
   Communications (Netherlands)
   11 1/2%, 2/1/2010 .............        75,000          28,500
                                                      ----------
                                    1,810,338
                                                      ----------
CHEMICALS -- 5.0%
IMC Global 10 7/8%,
   6/1/2008+ .....................        25,000          25,000
Koppers Industry 9 7/8%,
   12/1/2007 .....................       125,000         123,125
Lyondell Chemical (Series B)
   9 7/8%, 5/1/2007 ..............       175,000         174,125
Lyondell Chemical 10 7/8%,
   5/1/2009 ......................       100,000          98,500
Millennium America 9 1/4%,
   6/15/2008+ ....................        25,000          25,000
Texas Petrochemicals 11 1/8%,
   7/1/2006 ......................       225,000         201,375
                                                      ----------
                                     647,125
                                                      ----------
COMMUNICATIONS
INFRASTRUCTURE -- 4.1%
American Tower 9 3/8%,
   2/1/2009+ .....................        50,000          46,875

                                       PRINCIPAL
                                         AMOUNT         VALUE
COMMUNICATIONS                        ----------      ----------
INFRASTRUCTURE (continued)
Crown Castle International
   10 3/4%, 8/1/2011 .............      $125,000      $  121,562
Pinnacle Holdings 0% (10%**),
   3/15/2008 .....................       175,000          91,000
SpectraSite Holdings:
   0% (11 1/4%**), 4/15/2009 .....       125,000          58,125
   10 3/4%, 3/15/2010 ............       125,000         106,875
   12 1/2%, 11/15/2010 ...........       115,000         109,250
                                                      ----------
                                     533,687
                                                      ----------
CONSUMER PRODUCTS -- 0.2%
Playtex Products 9 3/8%,
   6/1/2011+ .....................        25,000          25,563
                                                      ----------
CONTRACT MANUFACTURING/
CIRCUIT BOARDS -- 0.6%
Flextronics International 9 7/8%,
   7/1/2010 ......................        50,000          50,000
MCMS 9 3/4%, 3/1/2008 ............       150,000          23,250
                                                      ----------
                                     73,250
                                                      ----------
ENERGY -- 0.9%
Abraxas Petroleum 11 1/2%,
   11/1/2004 .....................        75,000          70,125
Dresser 9 3/8%, 4/15/2011+ .......        20,000          20,350
El Paso Energy Partnership
   8 1/2%, 6/1/2011 ..............        10,000          10,050
Lone Star Technologies 9%,
   6/1/2011+ .....................        10,000           9,700
                                                      ----------
                                     110,225
                                                      ----------
ENVIRONMENTAL SERVICES -- 2.4% Allied Waste North America:
   7 7/8%, 1/1/2009+ .............        50,000          49,125
   10%, 8/1/2009+ ................       250,000         258,125
                                                      ----------
                                     307,250
                                                      ----------
EQUIPMENT -- 2.1%
BRL Universal Equipment
   8 7/8%, 2/15/2008 .............        25,000          25,625
Neff 10 1/4%, 6/1/2008 ...........        50,000          27,750
Williams Scotsman 9 7/8%,
   6/1/2007 ......................       225,000         214,875
                                                      ----------
                                     268,250
                                                      ----------
---------------------
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
 + Rule 144A security.
See Notes to Financial Statements.
                                    -- P-29 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited)                             June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                       PRINCIPAL
                                         AMOUNT         VALUE
                                       ----------     ---------
FINANCIAL SERVICES -- 2.9%
AMRESCO 10%, 3/15/2004* ..........      $150,000      $ 84,750
Conseco 9%, 10/15/2006 ...........        25,000        23,438
Dollar Financial Group 10 7/8%,
   11/15/2006 ....................       200,000       197,000
IOS Capital 9 3/4%, 6/15/2004 ....        25,000        24,962
Ocwen Capital Trust I 10 7/8%,
   8/1/2027 ......................        50,000        40,250
                                                      --------
                                                       370,400
                                                      --------
FUNERAL SERVICES -- 0.6%
Service Corp. International 7.20%,
   6/1/2006 ......................        60,000        51,900
Stewart Enterprises 10 3/4%,
   7/1/2008+ .....................        25,000        25,875
                                                      --------
                                                        77,775
                                                      --------
GAMING/HOTELS -- 6.9%
Alliance Gaming 10%, 8/1/2007 ....        75,000        74,625
Ameristar Casinos 10 3/4%,
   2/15/2009 .....................       165,000       173,250
Hollywood Casino:
   13%, 8/1/2006 .................        25,000        26,375
   11 1/4%, 5/1/2007 .............       150,000       159,000
Isle of Capri Casinos 8 3/4%,
   4/15/2009 .....................        50,000        45,937
Mandalay Resort Group
   10 1/4%, 8/1/2007 .............        50,000        52,625
MGM Mirage 8 3/8%, 2/1/2011 ......        50,000        50,563
Station Casinos 9 7/8%, 7/1/2010 .        50,000        52,063
Trump Atlantic City Associates
   11 1/4%, 5/1/2006 .............        25,000        16,750
Trump Hotels & Casino Resorts
   Funding 15 1/2%, 6/15/2005 ....       310,000       239,475
                                                      --------
                                                       890,663
                                                      --------
HEALTH CARE/
MEDICAL PRODUCTS -- 1.0%
Alliance Imaging 10 3/8%,
   4/15/2011+ ....................        25,000        25,750
Beverly Enterprises 9 5/8%,
   4/15/2009+ ....................        10,000        10,300
Davita 9 1/4%, 4/15/2011+ ........        25,000        25,625
Fresenius Medical Care 9%,
   12/1/2006 .....................        25,000        25,500

                                       PRINCIPAL
                                         AMOUNT         VALUE
                                       ----------     ---------
HEALTH CARE/
MEDICAL PRODUCTS (continued)
Magellan Health Services 9 3/8%,
   11/15/2007+ ...................      $ 20,000      $ 20,425
Tenet Healthcare 8 5/8%,
   1/15/2007 .....................        25,000        26,062
                                                      --------
                                                       133,662
                                                      --------
INDUSTRIAL/
MANUFACTURING -- 3.0%
Airxcel 11%, 11/15/2007 ..........       150,000        78,000
Alliance Laundry System 9 5/8%,
   5/1/2008 ......................       150,000        90,750
Applied Extrusion Technology
   10 3/4%, 7/1/2011+ ............        25,000        25,375
Briggs & Straton 8 7/8%,
   3/15/2011+ ....................        10,000        10,150
Day International Group 9 1/2%,
   3/15/2008 .....................       100,000        88,500
Great Lakes Carbon 10 1/4%,
   5/15/2008 .....................       135,000        80,325
Integrated Electrical Services
   9 3/8%, 2/1/2009+ .............        10,000         9,850
                                                      --------
                                                       382,950
                                                      --------
INTERNET AND RELATED -- 0.4%
Exodus Communications
   11 1/4%, 7/1/2008 .............       100,000        35,000
PSINet:
   11 1/2%, 11/1/2008* ...........       150,000         9,750
   11%, 8/1/2009* ................       175,000        11,375
                                                      --------
                                                        56,125
                                                      --------
LEISURE -- 1.6%
Affinity Group Holding 11%,
   4/1/2007 ......................       250,000       208,750
                                                      --------
PAGING -- 0.4% Metrocall:
   9 3/4%, 11/1/2007* ............       200,000        13,000
   11%, 9/15/2008* ...............       390,000        25,350
ProNet 11 7/8%, 6/15/2005* .......       265,000        17,225
                                                      --------
                                                        55,575
                                                      --------
-------------------
*  Non-income producing security; issuer in default.
+  Rule 144A security.
See Notes to Financial Statements.
                                    -- P-30 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                       PRINCIPAL
                                         AMOUNT         VALUE
                                      ----------     ----------
PAPER AND PACKAGING -- 0.2%
Potlatch 10%, 7/15/2011+ ........      $ 25,000      $   25,250
                                                     ----------
PRINTING AND PUBLISHING -- 14.0%
Advanstar Communications 12%,
   2/15/2011 ....................        50,000          51,250
American Lawyer Media 9 3/4%,
   12/15/2007 ...................        50,000          46,750
American Media Operations
   10 1/4%, 5/1/2009 ............       175,000         179,812
Liberty Group Operating 9 3/8%,
   2/1/2008 .....................       225,000         158,625
Liberty Group Publishing 0%
   (11 5/8%**), 2/1/2009 ........       400,000         238,000
Perry-Judd 10 5/8%, 12/15/2007 ..       140,000         126,700
Primedia 8 7/8%, 5/15/2011+ .....        50,000          46,500
Regional Independent Media
   Group 10 1/2%, 7/1/2008 ......       125,000         125,625
TDL Infomedia Holdings 0%
   (15 1/2%**), 10/15/2010 ......       600,000         495,000
TransWestern Holdings:
   9 5/8%, 11/15/2007 ...........        50,000          50,625
   0% (11 7/8%**), 11/15/2008 ...       250,000         210,000
Von Hoffman Press 10 7/8%,
   5/15/2007+ ...................        75,000          67,875
                                                     ----------
                                                      1,796,762
                                                     ----------
RETAILING -- 2.5%
NBC Acquisition 0% (10 3/4%**),
   2/15/2009 ....................       420,000         304,500
Nebraska Book 8 3/4%,
   2/15/2008 ....................        25,000          22,750
                                                     ----------
                                     327,250
                                                     ----------
SEMICONDUCTORS -- 2.3% Amkor Technology:
   9 1/4%, 5/1/2006 .............        50,000          48,500
   10 1/2%, 5/1/2009 ............       125,000         119,687
Fairchild Semiconductor
   10 3/8%, 10/1/2007 ...........       125,000         121,875
                                                     ----------
                                     290,062
                                                     ----------
TELECOMMUNICATIONS -- 5.8%
Asia Global Crossing 13 3/8%,
   10/15/2010 ...................        50,000          40,250

                                       PRINCIPAL
                                         AMOUNT         VALUE
                                      ----------     ----------
TELECOMMUNICATIONS (continued)
BTI Telecom 10 1/2%, 9/15/2007 ..      $150,000      $   29,250
Citizens Communications 9 1/4%,
   5/15/2011 ....................        45,000          46,857
Global Crossing Holding 9 1/2%
   11/15/2009 ...................       150,000         118,125
ICG Holdings 0% (11 5/8%**),
   3/15/2007* ...................       250,000          38,750
Level 3 Communications 11%,
   3/15/2008 ....................        50,000          22,250
McLeodUSA 12%, 7/15/2008 ........       275,000         174,625
Metromedia Fiber Network 10%,
   12/15/2009 ...................       100,000          38,500
NEXTLINK Communications

   12 1/2%, 4/15/2006 ...........       275,000          94,875
Talton Holdings 11%, 6/30/2007 ..       155,000          98,812
Williams Communications
   11.70%, 8/1/2008 .............       100,000          42,000
                                                     ----------
                                     744,294
                                                     ----------
TRANSPORTATION -- 0.8%
Atlas Air 10 3/4%, 8/1/2005 .....       125,000          98,125
                                                     ----------
UTILITIES -- 1.8%
AES 9 3/8%, 9/15/2010 ...........        50,000          50,750
Avista 9 3/4%, 6/1/2008 .........        15,000          16,031
CMS Energy 8 1/2%, 4/15/2011 ....        50,000          48,642
Midland Cogeneration Venture
   11 3/4%, 7/23/2005 ...........       100,000         109,862
                                                     ----------
                                     225,285
                                                     ----------
WIRELESS TELEPHONY -- 9.2%
Centennial Cellular 10 3/4%,
   12/15/2008 ...................       350,000         325,500
Dobson Communications
   10 7/8%, 7/1/2010 ............       100,000         100,500
Nextel Communications 9 3/8%,
   11/15/2009 ...................       125,000          99,375
Powertel 11 1/8%, 6/1/2007 ......       190,000         207,100
Price Communications Wireless
   11 3/4%, 7/15/2007 ...........       400,000         430,000
Rogers Wireless 9 5/8%,
   5/1/2011+ ....................        25,000          25,250
                                                     ----------
                                                      1,187,725
                                                     ----------
------------------
 * Non-income producing security; issuer in default.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
 + Rule 144A security.
See Notes to Financial Statements.
                                    -- P-31--

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited)                             June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                          SHARES       VALUE
                                          -------    ----------

TOTAL CORPORATE BONDS
   (Cost $14,461,707) ............                  $11,466,479
                                                    -----------
PREFERRED STOCKS -- 9.5%
BROADCASTING -- 1.6%
Cumulus Media 13 3/4% ............          70           64,575
Sinclair Capital 11 5/8%+ ........       1,500          142,875
                                                    -----------
                                     207,450
                                                    -----------
CABLE SYSTEMS AND
SATELLITE VIDEO -- 1.1%
Pegasus Communications
   (Series A) 12 3/4% ............         143          135,850
                                                    -----------
COMMUNICATIONS
INFRASTRUCTURE -- 0.1%
Crown Castle
   International 12 3/4% .........          10            8,525
                                                    -----------
CONTRACT MANUFACTURING/
CIRCUIT BOARDS -- 0.5%
MCMS 12 1/2%0 ....................       1,838           69,385
                                                    -----------
HEALTH CARE/MEDICAL
PRODUCTS -- 0.1%
River Holding 11 1/2%0 ...........         360            8,370
                                                    -----------
INDUSTRIAL/
MANUFACTURING -- 0.9%
Day International Group 12 1/4% ..         159          119,476
                                                    -----------
PRINTING AND
PUBLISHING -- 1.7%
Liberty Group Publishing 14 3/4% .      13,202          214,533
                                                    -----------
TELECOMMUNICATIONS -- 1.6%
Broadwing Communications
   12 1/2% .......................          75           74,437
Global Crossing Holding 10 1/2% ..       2,325          134,269
                                                    -----------
                                     208,706
                                                    -----------
WIRELESS TELEPHONY -- 1.9%
Nextel Communications 11 1/8% ....         125           75,312
Rural Cellular 11 3/8%+ ..........         210          174,825
                                                    -----------
                                     250,137
                                                    -----------
                                       PRINCIPAL
                                         AMOUNT
                                       OR SHARES       VALUE
                                      ----------    -----------
TOTAL PREFERRED STOCKS
   (Cost $1,759,444) .............                  $ 1,222,432
                                                    -----------
CONVERTIBLE BONDS -- 2.3%
CONTRACT MANUFACTURING/
CIRCUIT BOARDS -- 0.2%
SCI Systems 3%, 3/15/2007 ........   $   25,000          20,031
                                                    -----------
SEMICONDUCTORS -- 1.9%
Amkor Technology 5%,
   3/15/2007+ ....................       50,000          40,687
Analog Devices 4 3/4%,
   10/1/2005 .....................       40,000          36,800
Cypress Semiconductor 4%,
   2/1/2005 ......................       50,000          45,937
Lattice Semiconductor 4 3/4%,
   11/1/2006 .....................       50,000          69,250
LSI Logic 4%, 2/15/2005 ..........       40,000          33,350
Transwitch 4 1/2%, 9/12/2005 .....       30,000          22,088
                                                    -----------
                                     248,112
                                                    -----------
WIRELESS TELEPHONY -- 0.2%
Nextel Communications 5 1/4%,
   1/15/2010 .....................       35,000          21,525
                                                    -----------
TOTAL CONVERTIBLE BONDS
   (Cost $299,211) ...............                      289,668
                                                    -----------
CONVERTIBLE
PREFERRED STOCKS -- 0.3%
INTERNET AND RELATED
PSINet 7%+ .......................          835 shs.        209
                                                    -----------
TELECOMMUNICATIONS -- 0.3%
Global Crossing 7% ...............          450          43,200
                                                    -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
   (Cost $164,252) ...............                       43,409
                                                    -----------
TOTAL INVESTMENTS -- 101.3%
   (Cost $16,684,614) ............                   13,021,988

OTHER ASSETS
   LESS LIABILITIES -- (1.3)% ....                     (163,929)
                                                    -----------

NET ASSETS -- 100.0% .............                  $12,858,059
                                                    ===========
------------------
* Non-income producing security.
0 Represents a pay-in-kind security which may pay interest or dividends in additional bonds or shares.
+ Rule 144A security.
See Notes to Financial Statements.
                                    -- P-32 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------

SELIGMAN INCOME PORTFOLIO

                                          SHARES        VALUE
                                          -------     ----------
COMMON STOCKS -- 59.0%
Basic Materials -- 0.3%
Masco ............................            500      $  12,480
                                                      ----------
Biotechnology -- 0.3%
Genentech* .......................            300         16,530
                                                      ----------
COMMUNICATION EQUIPMENT -- 0.9%
CIENA* ...........................            200          7,601
Lucent Technologies ..............          1,000          6,200
Nortel Networks (Canada) .........            800          7,272
QUALCOMM* ........................            400         23,394
                                                      ----------
                                     44,467
                                                      ----------
COMMUNICATIONS -- 3.6%
AT&T .............................          1,300         28,600
SBC Communications ...............          1,379         55,243
Sprint FON Group .................            800         17,088
Verizon Communications ...........          1,220         65,270
Williams Communications
   Group* ........................            904          2,667
                                                      ----------
                                     168,868
                                                      ----------
CONSUMER GOODS AND
SERVICES -- 2.0%
AOL Time Warner* .................            600         31,800
Kraft Foods (Class A)* ...........          1,000         31,000
Pepsico ..........................            700         30,910
                                                      ----------
                                     93,710
                                                      ----------
DRUGS AND HEALTH CARE -- 8.5%
Abbott Laboratories ..............          1,200         57,612
American Home Products ...........            700         40,908
Baxter International .............          1,600         78,400
Bristol-Myers Squibb .............            500         26,150
Johnson & Johnson ................            800         40,000
Pfizer ...........................          1,600         64,080
St. Jude Medical .................          1,600         96,000
                                                      ----------
                                     403,150
                                                      ----------
ELECTRIC AND GAS UTILITIES -- 2.1%
Calpine* .........................            900         34,020
Dynegy (Class A) .................            600         27,900
El Paso ..........................            738         38,775
                                                      ----------
                                     100,695
                                                      ----------

                                          SHARES        VALUE
                                          -------     ----------
ELECTRONIC TECHNOLOGY -- 8.6%
Agere Systems (Class A)* .........          4,900     $   36,750
Agilent Technologies* ............            733         23,822
Analog Devices* ..................            900         38,925
Cisco Systems* ...................          2,000         36,380
Compaq Computer ..................          1,800         27,882
EMC ..............................            300          8,715
Intel ............................          2,200         64,295
International Business
   Machines ......................            650         73,450
Jabil Circuit* ...................            100          3,086
JDS Uniphase* ....................            300          3,748
Micron Technology ................            500         20,550
Novellus Systems* ................            600         34,077
Palm* ............................          1,200          7,290
Xilinx* ..........................            750         30,690
                                                      ----------
                                     409,660
                                                      ----------
ENERGY -- 4.6%
Baker Hughes .....................            500         16,750
BP (ADRs) (United Kingdom) .......            700         34,895
Exxon Mobil ......................          1,192        104,121
Royal Dutch Petroleum
   (NY shares) (Netherlands) .....            600         34,962
Schlumberger .....................            500         26,325
                                                      ----------
                                     217,053
                                                      ----------
FINANCE AND INSURANCE -- 10.6%
American International Group .....          1,112         95,632
Bank of New York .................          1,250         60,000
Chubb ............................            900         69,687
Citigroup ........................          2,133        112,708
Fannie Mae .......................            900         76,635
Merrill Lynch ....................            700         41,475
XL Capital (Class A) (Bermuda) ...            600         49,260
                                                      ----------
                                     505,397
                                                      ----------
LEISURE AND HOTELS -- 0.3%
Starwood Hotels &
   Resorts Worldwide .............            400         14,912
                                                      ----------
MACHINERY AND INDUSTRIAL
EQUIPMENT -- 4.3%
General Electric .................          2,200        107,250
United Technologies ..............          1,350         98,901
                                                      ----------
                                     206,151
                                                      ----------
-----------------
*  Non-income producing security.
See Notes to Financial Statements.

                                   -- P-33 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO (continued)
                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT          VALUE
                                        ---------      ---------
MEDIA -- 2.5%
Adelphia Communications
   (Class A)* ....................         1,100 shs. $   44,715
Clear Channel Communications* ....           200          12,540
Comcast (Class A)* ...............         1,100          47,630
Viacom (Class B)* ................           300          15,525
                                                      ----------
                                     120,410
                                                      ----------
OFFICE EQUIPMENT -- 1.9%
Pitney Bowes .....................         2,200          92,664
                                                      ----------
PAPER AND FOREST
PRODUCTS -- 0.3%
Mead .............................           500          13,570
                                                      ----------
RETAIL TRADE -- 3.7%
Costco Wholesale .................           800          32,852
Home Depot (The) .................           650          30,258
Limited (The) ....................         1,700          28,084
May Department Stores ............           800          27,408
Wal-Mart Stores ..................         1,150          56,120
                                                      ----------
                                     174,722
                                                      ----------
TECHNOLOGY SERVICES -- 4.5%
Citrix Systems* ..................         1,050          36,724
Electronic Data Systems ..........           600          37,500
Microsoft* .......................         1,700         122,111
Oracle* ..........................         1,000          19,005
                                                      ----------
                                     215,340
                                                      ----------
TOTAL COMMON STOCKS
   (Cost $2,865,939) .............                     2,809,779
                                                      ----------

CORPORATE BONDS -- 13.5% AUTOMOTIVE AND RELATED -- 1.7% DaimlerChrysler 7 3/4%,
   6/15/2005 .....................       $30,000          31,536
Ford Motor Credit 6 1/2%,
   8/1/2018 ......................        30,000          27,275
General Motors Acceptance
   6 3/4%, 1/15/2006 .............        20,000          20,329
                                                      ----------
                                     79,140
                                                      ----------
CHEMICALS -- 0.5%
Lyondell Chemical 9 5/8%,
   5/1/2007 ......................        25,000          24,938
                                                      ----------
                                        PRINCIPAL
                                         AMOUNT          VALUE
                                        ---------      ---------
COMMUNICATIONS -- 2.6%
Global Crossing Holdings
   9 1/8%, 11/15/2006 ............        $25,000     $    9,813
GTE North 5.65%, 11/15/2008 ......         20,000         18,966
Metronet Communications 0%
   (9.95%**), 6/15/2008 ..........         50,000         42,310
Sprint Capital 7 1/8%,
   1/30/2006 .....................         20,000         20,194
WorldCom 7 1/2%, 5/15/2011 .......         25,000         24,383
                                                      ----------
                                     125,666
                                                      ----------
CONSUMER GOODS AND
SERVICES -- 0.5%
Campbell Soup 6 3/4%,
   2/15/2011 .....................         25,000         24,924
                                                      ----------
DRUGS AND HEALTH CARE -- 0.4%
Abbott Laboratories 5 1/8%,
   7/1/2006 ......................         20,000         19,900
                                                      ----------
ELECTRIC AND GAS
UTILITIES -- 1.1%
National Rural Utilities 6%,
   5/15/2006 .....................         30,000         30,158
Ocean Energy 8 1/4%, 7/1/2008 ....         20,000         21,100
                                                      ----------
                                     51,258
                                                      ----------
FINANCE AND INSURANCE -- 4.7%
Allstate 7.20%, 12/1/2009 ........         20,000         20,811
Associates Corp. North America
   6.95%, 11/1/2018 ..............         25,000         24,882
Bank One 6 1/2%, 2/1/2006 ........         15,000         15,204
Citigroup 6 3/4%, 12/1/2005 ......         20,000         20,692
Heller Financial 8%, 6/15/2005 ...         20,000         21,351
Household Finance 6 1/2%,
   11/15/2008 ....................         25,000         24,541
JP Morgan Chase 6 3/4%,
   2/1/2011 ......................         15,000         15,047
Morgan Stanley Group 6 3/4%,
   4/15/2011 .....................         20,000         19,896
Schwab (Charles) 8.05%,
   3/1/2010 ......................         25,000         26,779
State Street Bank & Trust
   7.65%, 6/15/2010 ..............         30,000         32,100
                                                      ----------
                                     221,303
-----------------                                     ----------
 * Non-income producing security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.
                                   -- P-34 --
                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO (continued)
                                        PRINCIPAL
                                         AMOUNT          VALUE
                                        ---------      ---------
MEDIA -- 0.5%
CSC Holdings 7 1/4%,
   7/15/2008 .....................        $25,000     $   24,032
                                                      ----------
OFFICE EQUIPMENT -- 0.2%
Pitney Bowes 5 7/8%, 5/1/2006 ....         10,000          9,964
                                                      ----------
RETAIL TRADE -- 0.5%
Signet 7.80%, 9/15/2006 ..........         20,000         21,411
                                                      ----------
TECHNOLOGY SERVICES -- 0.4%
Computer Sciences 7 1/2%,
   8/8/2005 ......................         20,000         20,452
                                                      ----------
TRANSPORTATION -- 0.4%
Caliber Systems 7.80%,
   8/1/2006 ......................         20,000         20,890
                                                      ----------
TOTAL CORPORATE BONDS
   (Cost $655,187) ...............                       643,878
                                                      ----------
US GOVERNMENT AND
GOVERNMENT AGENCY
SECURITIES -- 11.7%
US GOVERNMENT
SECURITIES -- 5.6%
US Government Gtd. Title XI
   (Bay Transportation) 7.30%,
   6/1/2021 ......................         88,000         91,752
US Treasury Bonds:
   7 1/2%, 11/15/2016 ............         50,000         58,231
   6 1/4%, 8/15/2023 .............         45,000         46,850
US Treasury Notes:
   6 1/2%, 10/15/2006 ............         50,000         53,193
   6%, 8/15/2009 .................         15,000         15,604
                                                      ----------
Total US Government Securities
   (Cost $262,139) ...............                       265,630
                                                      ----------
MORTGAGE-BACKED
SECURITIES+ -- 5.0%
FHLMC GOLD:
   7 1/2%, 10/1/2017 .............         39,747         40,917
   8%, 12/1/2023 .................         21,728         22,791

                                        PRINCIPAL
                                         AMOUNT          VALUE
                                        ---------      ---------
MORTGAGE-BACKED
SECURITIES+ (continued)
FNMA:
   8 1/2%, 9/1/2015 ..............       $ 27,964     $   29,010
   6%, 5/1/2016 ..................         24,907         24,550
   6 1/2%, 5/1/2018 ..............         27,816         27,679
   7%, 10/1/2020 .................         13,846         13,993
   8%, 6/1/2028 ..................         18,811         19,709
   6%, 9/1/2028 ..................         25,319         24,470
   7%, 12/1/2029 .................         20,101         20,228
   7 1/2%, 6/1/2030 ..............         16,621         16,980
Total Mortgage-Backed Securities
   (Cost $235,880) ...............                       240,327
                                                      ----------
AGENCY SECURITIES -- 1.1%
FHLMC:
   5.07%, 6/28/2004 ..............         20,000         19,926
   6 7/8%, 9/15/2010 .............         30,000         31,567
                                                      ----------
Total Agency Securities
   (Cost $51,572) ................                        51,493
                                                      ----------
TOTAL US GOVERNMENT AND
GOVERNMENT AGENCY SECURITIES
   (Cost $549,591) ...............                       557,450
                                                      ----------
SUBORDINATED
CONVERTIBLE BONDS -- 10.8%
ELECTRONIC
TECHNOLOGY -- 10.8%
Amkor Technology 5%,
   3/15/2007 .....................        100,000         81,375
Conexant Systems 4%,
   2/1/2007 ......................        150,000         68,438
Cypress Semiconductor 4%,
   2/1/2005 ......................        100,000         91,875
LSI Logic 4%, 2/15/2005 ..........        100,000         83,375
NVIDIA 4 3/4%, 10/15/2007 ........        150,000        186,375
                                                      ----------
TOTAL SUBORDINATED
CONVERTIBLE BONDS
   (Cost $439,526) ...............                       511,438
                                                      ----------
------------------
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.

                                   -- P-35 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO (continued)
                                        PRINCIPAL
                                         AMOUNT          VALUE
                                        ---------      ---------
ASSET-BACKED SECURITIES+ -- 2.7% FINANCE AND INSURANCE -- 1.1% Citibank Credit Card
   6 7/8%, 11/15/2009 ............        $25,000     $   25,903
MBNA Master Credit Card
   6.90%, 1/15/2008 ..............         25,000         26,126
                                                      ----------
                                     52,029
                                                      ----------
TRANSPORTATION -- 1.6%
Northwest Airlines 7.041%,
   4/1/2022 ......................         30,000         30,162
United Air Lines 7.032%,
   10/1/2010 .....................         14,173         14,514
US Airways 7.076%, 9/20/2022 .....         30,000         29,581
                                                      ----------
                                     74,257
                                                      ----------

                                      VALUE
                                                       ---------
TOTAL ASSET-BACKED SECURITIES
   (Cost $114,483) ...............                    $  126,286
                                                      ----------
TOTAL INVESTMENTS -- 97.7%
   (Cost $4,624,726) .............                     4,648,831

OTHER ASSETS
   LESS LIABILITIES -- 2.3% ......                       111,332
                                                      ----------
NET ASSETS -- 100.0% .............                    $4,760,163
                                                      ==========

-------------------------------------------------------------------------------
SELIGMAN INTERNATIONAL GROWTH PORTFOLIO

                                          SHARES         VALUE
                                         --------      ---------
COMMON STOCKS -- 94.5%
BRAZIL -- 1.5%
Empresa Brasileira de
   Aeronautica "Embraer" (ADRs)
   (Manufacturing) ...............          2,200     $   85,910
                                                      ----------
CANADA -- 2.5%
Barrick Gold* (Resources) ........          1,800         27,270
Canadian Pacific (Diversified) ...          1,500         58,125
Weston (George) (Retailing) ......          1,000         57,999
                                                      ----------
                                     143,394
                                                      ----------
DENMARK -- 1.0%
Vestas Wind Systems*
   (Electronics) .................          1,200         55,998
                                                      ----------
FINLAND -- 2.0%
TietoEnator
   (Information Services) ........          2,000         44,576
UPM-Kymmene*
   (Manufacturing) ...............          2,500         70,741
                                                      ----------
                                     115,317
                                                      ----------
FRANCE -- 14.5%
Altran Technologies (Diversified)             530         24,703
Aventis (Drugs and Health Care) ..          1,100         87,906
Axa (Financial Services) .........          2,250         64,163

                                          SHARES         VALUE
                                         --------      ---------
FRANCE (continued)
Carrefour* (Retailing) ...........          1,200        $63,559
Castorama Dubois
   Investissements (Retailing) ...            500        107,584
Groupe Danone
   (Consumer Products) ...........            500         68,686
Orange* (Telecommunications) .....         15,800        128,541
Sanofi-Synthelabo*
   (Drugs and Health Care) .......          1,800        118,219
TotalFinaElf (ADRs)
   (Resources) ...................          1,205        168,903
                                                      ----------
                                     832,264
                                                      ----------
GERMANY -- 4.0%
Allianz (Financial Services) .....            200         58,432
Deutsche Bank*
   (Financial Services) ..........          1,150         82,487
E.ON (Diversified) ...............            600         31,495
SAP (Computer and
   Technology Related) ...........            400         55,562
                                                      ----------
                                     227,976
                                                      ----------
HONG KONG -- 3.7%
China Unicom (ADRs)*
   (Telecommunications) ..........            500          8,850
CNOOC* (Resources) ...............         43,500         41,549
CNOOC (ADRs)* (Resources) ........            700         13,265

----------------
* Non-income producing security.
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.

                                   -- P-36 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN INTERNATIONAL GROWTH PORTFOLIO (continued)

                                          SHARES         VALUE
                                         --------      ---------
HONG KONG (continued)
Dah Sing Financial*
   (Financial Services) ..........          7,000     $   36,168
HSBC Holdings (Financial
   Services) .....................          2,096         24,723
Hutchison Whampoa
   (Diversified) .................          6,000         60,578
Li & Fung
   (Consumer Products) ...........         18,000         29,539
                                                      ----------
                                     214,672
                                                      ----------
IRELAND -- 0.9%
Bank of Ireland
   (Financial Services) ..........          5,064         50,210
                                                      ----------
ISRAEL -- 0.6%
Teva Pharmaceutical (ADRs)
   (Drugs and Health Care) .......            600         37,161
                                                      ----------
ITALY -- 4.1%
Assicurazioni Generali
   (Financial Services) ..........          2,800         84,237
Mediolanum (Financial
   Services) .....................          9,300         93,787
Pirelli (Manufacturing) ..........         19,700         54,926
                                                      ----------
                                     232,950
                                                      ----------
JAPAN -- 17.8%
Benesse (Schools) ................          1,000         31,353
Honda Motor
   (Automotive and Related) ......          4,000        175,768
Keyence (Electronics) ............            400         79,384
Konami* (Entertainment
   and Leisure) ..................            900         41,063
Nintendo (Consumer Products) .....            500         91,011
Nippon System Development
   (Computer and
   Technology Related) ...........          1,300         79,015
Nippon Telegraph &
   Telephone "NTT"
   (Telecommunications) ..........              5         26,060
Nomura Securities
   (Financial Services) ..........          6,400        122,653
NTT DoCoMo
   (Telecommunications) ..........              4         69,601
Promise* (Financial Services) ....          1,300        107,161

                                          SHARES         VALUE
                                         --------      ---------
JAPAN (continued)
Sony (Consumer Products) .........          1,100     $   72,328
Sony (ADRs)
   (Consumer Products) ...........          1,000         65,800
Takeda Chemical Industries
   (Drugs and Health Care) .......          1,300         60,460
                                                      ----------
                                    1,021,657
                                                      ----------
NETHERLANDS -- 8.2%
Aegon* (Financial Services) ......          3,000         84,533
ASML Holding (Electronics) .......          2,710         60,837
Elsevier (Media) .................          5,400         67,271
ING Groep (Financial Services) ...            970         63,460
Koninklijke (Royal) Philips
   Electronics (Electronics) .....          1,360         36,086
Royal Dutch Petroleum
   (NYshares) (Resources) ........          1,600         93,232
Unilever (Consumer Goods
   and Services) .................          1,100         65,527
                                                      ----------
                                     470,946
                                                      ----------
SOUTH KOREA -- 1.1%
Pohang Iron & Steel (ADRs)
   (Manufacturing) ...............          3,200         63,104
                                                      ----------
SPAIN -- 5.3%
Banco Bilbao Vizcaya Argentaria
   (Financial Services) ..........          6,750         87,406
Banco Popular Espanol
   (Financial Services) ..........          1,900         66,483
Sogecable* (Media) ...............          2,000         40,237
Telefonica*
   (Telecommunications) ..........          3,368         41,557
Union Fenosa* (Power
   Generation Equipment) .........          3,700         69,139
                                                      ----------
                                     304,822
                                                      ----------
SWITZERLAND -- 4.9%
Novartis (Medical Products
   and Technology) ...............          3,200        115,870
Serono (Drugs and Health Care) ...             50         49,624
UBS (Financial Services) .........            200         28,402
UBS (Financial Services) .........            630         90,301
                                                      ----------
                                     284,197
                                                      ----------
TAIWAN -- 0.8%
United Microelectronics (ADRs)*
   (Electronics) .................          5,400         48,060
                                                      ----------
----------------
*  Non-income producing security.
See Notes to Financial Statements.
                                    -- P-37 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (continued)
-------------------------------------------------------------------------------
SELIGMAN INTERNATIONAL GROWTH PORTFOLIO (continued)

                                          SHARES         VALUE
                                         --------      ---------
UNITED KINGDOM -- 21.6%
AstraZeneca (ADRs)*
   (Drugs and Health Care) .......          1,200       $ 56,100
BAA (Transportation) .............          6,830         63,483
Barclays (Financial Services) ....          2,200         67,542
BP (ADRs) (Resources) ............          3,100        154,535
British American Tobacco (ADRs)
   (Consumer Products) ...........          6,500        102,700
Centrica (Utilities) .............         26,400         84,490
Diageo (Consumer Products) .......         15,172        166,660
GlaxoSmithKline (Drugs and
   Health Care) ..................          6,227        175,390
Royal Bank of Scotland Group
   (Financial Services) ..........          6,201        136,844
Royal Bank of Scotland Group
   (Additional Value Shares)
   (Financial Services) ..........          5,400          6,721
Scottish Power (Utilities) .......          9,300         68,498
Tesco (Consumer Products) ........         20,535         74,178
WPP Group (Media) ................          8,600         84,780
                                                      ----------
                                    1,241,921
                                                      ----------

                                          SHARES         VALUE
                                         --------      ---------
TOTAL COMMON STOCKS
   (Cost $5,650,546) .............                    $5,430,559
                                                      ----------
PREFERRED STOCKS -- 2.2%
GERMANY -- 2.2%
Boss (Hugo)
   (Consumer Products) ...........            200         55,847
Porsche (non-Voting)*
   (Automotive and Related) ......            200         68,982
                                                      ----------
TOTAL PREFERRED STOCKS
   (Cost $119,357) ...............                       124,829
                                                      ----------
TOTAL INVESTMENTS -- 96.7%
   (Cost $5,769,903) .............                     5,555,388

OTHER ASSETS
   LESS LIABILITIES -- 3.3% ......                       191,330
                                                      ----------
NET ASSETS -- 100.0% .............                    $5,746,718
                                                      ==========

-------------------------------------------------------------------------------
SELIGMAN LARGE-CAP GROWTH PORTFOLIO
                                          SHARES         VALUE
                                         --------      ---------
COMMON STOCKS -- 98.8%
CAPITAL GOODS -- 7.3%
General Electric .................          1,750     $   85,313
Symbol Technologies* .............          4,050         89,910
Texas Instruments ................          4,100        129,150
Tyco International ...............            500         27,250
                                                      ----------
                                     331,623
                                                      ----------
COMMUNICATION SERVICES -- 5.9%
AT&T .............................          3,100         54,219
Global Crossing* (Bermuda) .......          6,300         54,432
Sprint PCS Group* ................          3,300         79,695
Verizon Communications ...........          1,500         80,250
                                                      ----------
                                     268,596
                                                      ----------
COMPUTER SOFTWARE -- 11.1%
i2 Technologies* .................          3,300         65,323
Microsoft* .......................          3,100        222,673
Openwave Systems* ................          4,766        166,786
VeriSign* ........................            900         53,536
                                                      ----------
                                     508,318
                                                      ----------

                                          SHARES         VALUE
                                         --------      ---------
CONSUMER CYCLICALS -- 10.7%
GAP ..............................          2,900        $84,100
Home Depot .......................          1,900         88,445
Mattel ...........................          3,000         56,760
Nike (Class B) ...................          2,300         96,577
Target ...........................            600         20,760
Toys "R" Us* .....................          2,000         49,500
Wal-Mart Stores ..................          1,900         92,720
                                                      ----------
                                     488,862
                                                      ----------
CONSUMER STAPLES -- 13.7%
AOL Time Warner* .................          4,000        212,000
Coca-Cola ........................            950         42,750
Comcast (Class A)* ...............          2,800        121,240
Philip Morris ....................          4,000        203,000
Viacom (Class B)* ................            900         46,575
                                                      ----------
                                     625,565
                                                      ----------
ELECTRONIC TECHNOLOGY -- 16.0%
Advanced Micro Devices ...........          1,600         46,208
Analog Devices* ..................          2,000         86,500
Applied Materials* ...............          1,200         59,628

----------------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-38 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN LARGE-CAP GROWTH PORTFOLIO (continued)

                                          SHARES         VALUE
                                         --------      ---------
ELECTRONIC TECHNOLOGY (continued)
Applied Micro Circuits* ..........          1,300      $  22,360
Cisco Systems* ...................          5,300         96,407
Intel ............................          4,200        122,745
Maxim Integrated Products* .......          2,100         93,335
Microchip Technology* ............          3,600        119,646
Micron Technology ................          1,000         41,100
Novellus Systems* ................            800         45,436
                                                      ----------
                                     733,365
                                                      ----------
FINANCIAL SERVICES -- 1.8%
Citigroup ........................          1,000         52,840
Mellon Financial .................            600         27,600
                                                      ----------
                                     80,440
                                                      ----------
HEALTH CARE -- 17.8%
American Home Products ...........          1,100         64,284
Amgen* ...........................            600         36,111
Applera-Applied Biosystems
   Group .........................          1,500         40,125
Genentech* .......................          1,000         55,100
Gilead Sciences* .................            200         11,600
Human Genome Sciences* ...........            200         12,094
Johnson & Johnson ................          1,000         50,000
Lilly (Eli) ......................            400         29,600
MedImmune* .......................            500         23,595
Medtronic ........................          2,900        133,429
Merck ............................          1,100         70,301
Novartis (ADRs) (Switzerland) ....            600         21,690
Pfizer ...........................          5,150        206,257
Schering-Plough ..................          1,600         57,984
                                                      ----------
                                     812,170
                                                      ----------

                                          SHARES         VALUE
                                         --------      ---------
LEISURE AND
ENTERTAINMENT -- 7.3%
Electronic Arts* .................            200     $   11,540
Harley-Davidson ..................          1,350         63,558
Nintendo (ADRs) (Japan) ..........          2,200         50,435
Sony (ADRs) (Japan) ..............          1,300         85,540
Starwood Hotels &
   Resorts Worldwide .............          3,300        123,024
                                                      ----------
                                     334,097
                                                      ----------
TELECOMMUNICATION
EQUIPMENT -- 6.7%
Nokia (ADRs) (Finland) ...........          3,300         72,732
Palm* ............................          5,600         34,020
QUALCOMM* ........................          1,600         93,576
Research In Motion* (Canada) .....          1,300         41,763
RF Micro Devices .................          2,400         64,428
                                                      ----------
                                     306,519
                                                      ----------
UTILITIES -- 0.5%
AES ..............................            500         21,525
                                                      ----------
TOTAL INVESTMENTS
   (Cost $4,836,078) .............                     4,511,080

OTHER ASSETS
   LESS LIABILITIES -- 1.2% ......                        54,806
                                                      ----------
NET ASSETS -- 100.0% .............                    $4,565,886
                                                      ==========

-------------------------------------------------------------------------------
SELIGMAN LARGE-CAP VALUE PORTFOLIO

                                          SHARES         VALUE
                                         --------      ---------
COMMON STOCKS -- 98.3%
AEROSPACE -- 8.7%
Boeing ...........................          4,000     $  222,400
Goodrich (B.F.) ..................          4,500        170,910
United Technologies ..............          2,500        183,150
                                                      ----------
                                     576,460
                                                      ----------
AUTOMOTIVE AND RELATED -- 3.2%
Ford Motor .......................          8,500        208,675
                                                      ----------

                                          SHARES         VALUE
                                         --------      ---------
BANKING/DIVERSIFIED FINANCIAL/
SAVINGS AND LOANS -- 18.3%
Bank of New York .................          3,500     $  168,000
Citigroup ........................          4,000        211,360
Fannie Mae .......................          2,200        187,330
FleetBoston Financial ............          5,040        198,828
J.P. Morgan Chase ................          5,000        223,000
Washington Mutual ................          6,000        225,300
                                                      ----------
                                    1,213,818
                                                      ----------
-----------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-39 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN LARGE-CAP VALUE PORTFOLIO (continued)

                                          SHARES         VALUE
                                         --------      ---------
CHEMICALS -- 6.4%
Dow Chemical .....................          6,500     $  216,125
Praxair ..........................          4,500        211,500
                                                      ----------
                                     427,625
                                                      ----------
DRUGS AND HEALTH CARE -- 6.6%
American Home Products ...........          2,900        169,476
Bristol-Myers Squibb .............          4,000        209,200
Humana* ..........................          6,100         60,085
                                                      ----------
                                     438,761
                                                      ----------
ELECTRIC AND GAS
UTILITIES -- 0.7%
Edison International .............          4,100         45,715
                                                      ----------
ELECTRONIC
TECHNOLOGY -- 3.4%
International Business Machines ..          2,000        226,000
                                                      ----------
ENERGY -- 4.7%
El Paso Energy ...................          2,100        110,334
Texaco ...........................          3,000        199,800
                                                      ----------
                                     310,134
                                                      ----------
HOUSEHOLD PRODUCTS
AND FURNISHINGS -- 3.5%
Kimberly-Clark ...................          4,200        234,780
                                                      ----------
INSURANCE -- 10.5%
Allstate .........................          5,000        219,950
St. Paul Companies ...............          4,500        228,105
UnumProvident ....................          7,800        250,536
                                                      ----------
                                     698,591
                                                      ----------
MEDICAL PRODUCTS
AND TECHNOLOGY -- 6.4%
Baxter International .............          4,000        196,000
Medtronic ........................          5,000        230,050
                                                      ----------
                                     426,050
                                                      ----------

                                          SHARES         VALUE
                                         --------      ---------
PAPER AND FOREST
PRODUCTS -- 6.0%
Georgia-Pacific Group ............          6,000     $  203,100
International Paper ..............          5,500        196,350
                                                      ----------
                                     399,450
                                                      ----------
RETAIL TRADE -- 9.9%
Costco Wholesale* ................          6,000        246,390
RadioShack .......................          5,500        167,750
Safeway* .........................          5,000        240,000
                                                      ----------
                                     654,140
                                                      ----------
TELECOMMUNICATIONS -- 6.6%
Qwest Communications
   International* ................          7,000        223,090
Sprint FON Group .................         10,000        213,600
                                                      ----------
                                     436,690
                                                      ----------
TOBACCO -- 3.4%
Philip Morris ....................          4,500        228,375
                                                      ----------
TOTAL COMMON STOCKS
   (Cost $5,766,431) .............                     6,525,264

SHORT-TERM HOLDINGS -- 4.5%
(Cost $300,000) ..................                       300,000
                                                      ----------
TOTAL INVESTMENTS -- 102.8%
   (Cost $6,066,431) .............                     6,825,264

OTHER ASSETS
    LESS LIABILITIES -- (2.8)% ...                      (188,315)
                                                      ----------
NET ASSETS -- 100.0% .............                    $6,636,949
                                                      ==========

-------------------------------------------------------------------------------
SELIGMAN SMALL-CAP VALUE PORTFOLIO
                                          SHARES         VALUE
                                         --------      ---------
COMMON STOCKS -- 63.9%
AEROSPACE -- 1.6%
Cubic ............................         27,650     $  873,463
                                                      ----------
APPAREL AND TEXTILES -- 0.5%
Cutter & Buck* ...................         47,300        251,872
                                                      ----------

                                          SHARES         VALUE
                                         --------      ---------
BANKING -- 1.5%
Commercial Federal ...............         35,000     $  808,500
                                                      ----------
BUILDING AND
CONSTRUCTION -- 1.9%
Dal-Tile International* ..........         57,000      1,057,350
                                                      ----------
----------------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-40 --

                            SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------
SELIGMAN SMALL-CAP VALUE PORTFOLIO (continued)

                                          SHARES         VALUE
BUSINESS GOODS                           --------      ---------
AND SERVICES -- 2.9%
Korn/Ferry International .........         50,000    $   775,000
Pittston Brink's Group ...........         36,272        808,503
                                                     -----------
                                    1,583,503
                                                     -----------
CHEMICALS -- 7.2%
Crompton .........................         90,000        981,000
Minerals Technologies ............         18,000        772,560
NOVA Chemicals (Canada) ..........         65,000      1,344,850
Olin .............................         49,100        834,209
                                                     -----------
                                    3,932,619
                                                     -----------
CONSUMER GOODS
AND SERVICES -- 3.3%
Constellation Brands (Class B)* ..         20,000        820,000
Fresh Del Monte Produce* .........         90,000        992,700
                                                     -----------
                                    1,812,700
                                                     -----------
DRUGS AND HEALTH CARE -- 5.2%
Apria Healthcare Group* ..........         29,000        836,650
Omnicare .........................         49,000        989,800
Oxford Health Plans* .............         34,000        972,400
                                                     -----------
                                    2,798,850
                                                     -----------
ELECTRONICS -- 3.9%
Sensormatic Electronics* .........         75,000      1,275,000
Trimble Navigation* ..............         43,500        836,288
                                                     -----------
                                    2,111,288
                                                     -----------
FINANCE AND INSURANCE -- 9.8%
Berkley (W.R.) ...................         20,000        828,400
Mutual Risk Management ...........        186,100      1,656,290
PartnerRe (Bermuda) ..............         18,000        997,200
PMI Group (The) ..................         12,000        859,920
RenaissanceRe Holdings
   (Bermuda) .....................         13,000        963,300
                                                     -----------
                                    5,305,110
                                                     -----------
LEISURE AND RELATED -- 1.6%
Harman International
   Industries ....................         23,000        876,070
                                                     -----------
MACHINERY -- 3.2%
Stewart & Stevenson
   Services ......................         54,000      1,726,650
                                                     -----------

                                          SHARES         VALUE
                                         --------      ---------
MANUFACTURING -- 3.6%
Furniture Brands International* ..         35,000    $   980,000
Mueller Industries* ..............         29,000        954,390
                                                     -----------
                                    1,934,390
                                                     -----------
MEDICAL PRODUCTS
AND TECHNOLOGY -- 1.6%
Pharmacopeia* ....................         39,000        850,200
                                                     -----------
OIL AND GAS -- 0.4%
Valero Energy ....................          6,500        239,070
                                                     -----------
PACKAGING/CONTAINERS -- 3.3%
BWAY* ............................        155,000        821,500
Smurfit-Stone Container* .........         60,000        973,500
                                                     -----------
                                    1,795,000
                                                     -----------
PLASTICS -- 1.0%
Lamson & Sessions* ...............         80,000        536,000
                                                     -----------
PRINTING AND PUBLISHING -- 1.2%
Cadmus Communications ............         58,050        648,709
                                                     -----------
RESTAURANTS -- 1.8%
Jack in the Box* .................         37,450        977,445
                                                     -----------
RETAIL TRADE -- 6.9%
Abercrombie & Fitch (Class A)* ...         24,000      1,068,000
Fred's ...........................         38,125        975,047
Urban Outfitters* ................         66,000        702,900
Wet Seal (The) (Class A)* ........         29,000        994,845
                                                     -----------
                                    3,740,792
                                                     -----------
UTILITIES -- 1.5%
Orion Power Holdings* ............         35,000        833,350
                                                     -----------
TOTAL COMMON STOCKS
   (Cost $29,872,723) ............                    34,692,931

SHORT-TERM HOLDINGS -- 2.9%
   (Cost $1,600,000) .............                     1,600,000
                                                     -----------
TOTAL INVESTMENTS -- 66.8%
   (Cost $31,472,723) ............                    36,292,931

OTHER ASSETS
   LESS LIABILITIES -- 33.2% .....                    18,031,113
                                                     -----------
NET ASSETS -- 100.0% .............                   $54,324,044
                                                     ===========
----------------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-41 --

                            SELIGMAN PORTFOLIOS, INC.

-------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
-------------------------------------------------------------------------------

                                                                               SELIGMAN         SELIGMAN         SELIGMAN
                                              SELIGMAN        SELIGMAN           CASH            COMMON       COMMUNICATIONS
                                                BOND           CAPITAL        MANAGEMENT          STOCK       AND INFORMATION
                                              PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                             ----------      -----------      -----------      -----------    ---------------
ASSETS:
Investments, at value (see
   portfolios of investments):
Long-term holdings .......................   $6,252,913      $32,641,716      $        --      $27,239,401      $137,422,737
Short-term holdings ......................           --          800,000       13,932,499        1,100,000        13,700,000
                                             ----------      -----------      -----------      -----------      ------------
Total Investments ........................    6,252,913       33,441,716       13,932,499       28,339,401       151,122,737
Cash .....................................      145,606           91,689            1,542           98,293            34,321
Interest and dividends receivable ........       76,382            7,041            1,262            8,019             8,090
Receivable from the Manager ..............           --               --            3,683               --                --
Receivable for Capital Stock sold ........           --              714          371,389          623,568            85,370
Receivable for securities sold ...........           --        1,915,268               --          400,983         3,614,988
Other ....................................           --              --            10,909               --                --
                                             ----------      -----------      -----------      -----------      ------------
TOTAL ASSETS .............................    6,474,901       35,456,428       14,321,284       29,470,264       154,865,506
                                             ----------      -----------      -----------      -----------      ------------
LIABILITIES:
Payable for securities purchased .........       59,802        1,186,039               --           25,205           199,094
Payable to the Manager ...................          774            8,499               --            8,662            94,331
Payable for Capital Stock redeemed .......          351           34,072          318,884          207,388           125,201
Unrealized depreciation on foreign
   currencies and forward
   currency contracts ....................           --               --               --               --                --
Payable to custodian .....................           --               --               --               --                --
Accrued expenses and other ...............       14,174           40,721           32,342           32,044           107,661
                                             ----------      -----------      -----------      -----------      ------------
TOTAL LIABILITIES ........................       75,101        1,269,331          351,226          273,299           526,287
                                             ----------      -----------      -----------      -----------      ------------
NET ASSETS ...............................   $6,399,800      $34,187,097      $13,970,058      $29,196,965      $154,339,219
                                             ==========      ===========      ===========      ===========      ============
COMPOSITION OF NET ASSETS:
Capital Stock, $0.001 at par .............   $      610      $     1,459      $    13,968      $     2,174      $      9,235
Additional paid-in-capital ...............    6,092,889       26,040,214       13,953,824       23,883,061       142,114,023
Undistributed/accumulated net
   investment income (loss) ..............      535,412          (31,252)              --          351,492          (289,354)
Undistributed/accumulated net
    realized gain (loss) .................     (277,016)       5,777,787            2,266        2,857,428         7,214,298
Net unrealized appreciation
   (depreciation) of investments .........       47,905        2,398,889               --        2,102,810         5,291,017
Net unrealized depreciation
   on translation of assets
   and liabilities denominated
   in foreign currencies and
   forward currency contracts ............           --               --               --               --                --
                                             ----------      -----------      -----------      -----------      ------------
NET ASSETS ...............................   $6,399,800      $34,187,097      $13,970,058      $29,196,965      $154,339,219
                                             ==========      ===========      ===========      ===========      ============
   Class 1 ...............................   $6,399,800      $30,864,486      $13,970,058      $29,196,965      $134,918,637
   Class 2 ...............................                   $ 3,322,611                                        $ 19,420,582
SHARES OF CAPITAL STOCK
   OUTSTANDING
   Class 1 ...............................      610,154        1,316,700       13,968,186        2,173,548         8,070,942
   Class 2 ...............................                       141,942                                           1,164,497
NET ASSET VALUE PER SHARE
   Class 1 ...............................       $10.49           $23.44            $1.00           $13.43            $16.72
                                                 ======           ======            =====           ======            ======
   Class 2 ...............................                        $23.41                                              $16.68
                                                                  ======                                              ======

                                   -- P-42 --

                            SELIGMAN PORTFOLIOS, INC.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                               SELIGMAN         SELIGMAN          SELIGMAN
                                             SELIGMAN         SELIGMAN      GLOBAL SMALLER       GLOBAL          HIGH-YIELD
                                             FRONTIER       GLOBAL GROWTH      COMPANIES       TECHNOLOGY           BOND
                                             PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                            -----------       ----------    --------------     -----------       -----------
ASSETS:
Investments, at value (see
   portfolios of investments):
Long-term holdings .......................  $13,886,474       $5,729,789      $11,301,010      $21,489,418       $13,021,988
Short-term holdings ......................    1,100,000               --               --               --                --
                                            -----------       ----------      -----------      -----------       -----------
Total Investments ........................   14,986,474        5,729,789       11,301,010       21,489,418        13,021,988
Cash .....................................       29,101          520,140          723,093        2,069,965                --
Interest and dividends receivable ........        1,111           11,968           23,670           10,146           329,731
Receivable from the Manager ..............           --               --               --               --                --
Receivable for Capital Stock sold ........        4,600              551            4,620               12               406
Receivable for securities sold ...........      382,065          106,700          222,382          848,188           146,258
Other ....................................           --               --               40               --                --
                                            -----------       ----------      -----------      -----------       -----------
TOTAL ASSETS .............................   15,403,351        6,369,148       12,274,815       24,417,729        13,498,383
                                            -----------       ----------      -----------      -----------       -----------
LIABILITIES:
Payable for securities purchased .........      213,078           84,784          113,412          227,657           334,472
Payable to the Manager ...................        8,900            2,547            4,491           15,508             5,282
Payable for Capital Stock redeemed .......       17,866              240           10,197           47,989               493
Unrealized depreciation on foreign
   currencies and forward
   currency contracts ....................           --               --                2               --                --
Payable to custodian .....................           --               --               --               --           277,156
Accrued expenses and other ...............       32,941           21,015           24,082           32,480            22,921
                                            -----------       ----------      -----------      -----------       -----------
TOTAL LIABILITIES ........................      272,785          108,586          152,184          323,634           640,324
                                            -----------       ----------      -----------      -----------       -----------
NET ASSETS ...............................  $15,130,566       $6,260,562      $12,122,631      $24,094,095       $12,858,059
                                            ===========       ==========      ===========      ===========       ===========
COMPOSITION OF NET ASSETS:
Capital Stock, $0.001 at par .............  $     1,023       $      478      $       916      $     1,364       $     1,592
Additional paid-in-capital ...............   13,140,744        4,008,414       10,491,759       28,153,134        20,751,854
Undistributed/accumulated net
   investment income (loss) ..............      (32,385)           1,630          (27,688)        (121,346)        3,056,022
Undistributed/accumulated net
    realized gain (loss) .................      710,400        2,293,516        1,035,664       (2,100,733)       (7,288,783)
Net unrealized appreciation
   (depreciation) of investments .........    1,310,784           85,027        1,155,471       (1,495,786)       (3,662,626)
Net unrealized depreciation
   on translation of assets
   and liabilities denominated
   in foreign currencies and
   forward currency contracts ............           --         (128,503)        (533,491)        (342,538)               --
                                            -----------       ----------      -----------      -----------       -----------
NET ASSETS ...............................  $15,130,566       $6,260,562      $12,122,631      $24,094,095       $12,858,059
                                            ===========       ==========      ===========      ===========       ===========
   Class 1 ...............................  $15,130,566       $6,260,562      $12,122,631      $21,022,341       $12,858,059
   Class 2 ...............................                                                     $ 3,071,754
SHARES OF CAPITAL STOCK
   OUTSTANDING
   Class 1 ...............................    1,022,557          477,912          916,367        1,190,484         1,591,614
   Class 2 ...............................                                                         174,136
NET ASSET VALUE PER SHARE
   Class 1 ...............................       $14.80           $13.10           $13.23           $17.66             $8.08
                                                 ======           ======           ======           ======             =====
   Class 2 ...............................                                                          $17.64
                                                                                                    ======

                            SELIGMAN PORTFOLIOS, INC.

-------------------------------------------------------------------------------
                                                                  June 30, 2001
-------------------------------------------------------------------------------


                                                              SELIGMAN         SELIGMAN         SELIGMAN          SELIGMAN
                                             SELIGMAN       INTERNATIONAL      LARGE-CAP        LARGE-CAP         SMALL-CAP
                                              INCOME           GROWTH           GROWTH            VALUE             VALUE
                                             PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                             ----------     -------------      ----------       ----------       -----------
ASSETS:
Investments, at value (see
   portfolios of investments):
Long-term holdings .......................   $4,648,831       $5,555,388       $4,511,080       $6,525,264       $34,692,931
Short-term holdings ......................           --               --               --          300,000         1,600,000
                                             ----------       ----------       ----------       ----------       -----------
Total Investments ........................    4,648,831        5,555,388        4,511,080        6,825,264        36,292,931
Cash .....................................       81,185          523,023           99,545           18,266               836
Interest and dividends receivable ........       26,191           18,580            3,124           11,490             6,246
Receivable from the Manager ..............          625               --               --               --                --
Receivable for Capital Stock sold ........           --            1,653            1,488            1,488        18,723,572
Receivable for securities sold ...........       43,364          162,683           34,393               --           532,196
Other ....................................           --               --               --               --                --
                                             ----------       ----------       ----------       ----------       -----------
TOTAL ASSETS .............................    4,800,196        6,261,327        4,649,630        6,856,508        55,555,781
                                             ----------       ----------       ----------       ----------       -----------
LIABILITIES:
Payable for securities purchased .........       22,735               --           67,375          205,428         1,186,865
Payable to the Manager ...................           --            4,415              877            2,422            26,156
Payable for Capital Stock redeemed .......          183          482,582            1,594            1,621               337
Unrealized depreciation on foreign
   currencies and forward
   currency contracts ....................           --               --               --               --                --
Payable to custodian .....................           --               --               --               --                --
Accrued expenses and other ...............       17,115           27,612           13,898           10,088            18,379
                                             ----------       ----------       ----------       ----------       -----------
TOTAL LIABILITIES ........................       40,033          514,609           83,744          219,559         1,231,737
                                             ----------       ----------       ----------       ----------       -----------
NET ASSETS ...............................   $4,760,163       $5,746,718       $4,565,886       $6,636,949       $54,324,044
                                             ==========       ==========       ==========       ==========       ===========
COMPOSITION OF NET ASSETS:
Capital Stock, $0.001 at par .............   $      495       $      651       $      501       $      585       $     4,588
Additional paid-in-capital ...............    4,663,317        7,963,094        5,740,025        5,798,843        48,822,090
Undistributed/accumulated net
   investment income (loss) ..............      291,536            2,202            3,781          112,317           (35,980)
Undistributed/accumulated net
    realized gain (loss) .................     (219,290)      (2,003,179)        (853,423)         (33,629)          713,138
Net unrealized appreciation
   (depreciation) of investments .........       24,105          (13,940)        (324,998)         758,833         4,820,208
Net unrealized depreciation
   on translation of assets
   and liabilities denominated
   in foreign currencies and
   forward currency contracts ............           --         (202,110)              --               --                --
                                             ----------       ----------       ----------       ----------       -----------
NET ASSETS ...............................   $4,760,163       $5,746,718       $4,565,886       $6,636,949       $54,324,044
                                             ==========       ==========       ==========       ==========       ===========
   Class 1 ...............................   $4,760,163       $5,746,718       $4,565,886       $6,636,949       $52,095,931
   Class 2 ...............................                                                                       $ 2,228,113
SHARES OF CAPITAL STOCK
   OUTSTANDING
   Class 1 ...............................      495,188          650,829          501,229          585,068         4,399,538
   Class 2 ...............................                                                                           188,107
NET ASSET VALUE PER SHARE
   Class 1 ...............................        $9.61            $8.83            $9.11           $11.34            $11.84
                                                  =====            =====            =====           ======            ======
   Class 2 ...............................                                                                            $11.84
                                                                                                                      ======

                                    -- P-43 --

                           SELIGMAN PORTFOLIOS, INC.

-------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (unaudited)
-------------------------------------------------------------------------------

                                                                                                                  SELIGMAN
                                                                                 SELIGMAN       SELIGMAN       COMMUNICATIONS
                                              SELIGMAN        SELIGMAN             CASH          COMMON              AND
                                                BOND           CAPITAL          MANAGEMENT        STOCK          INFORMATION
                                              PORTFOLIO       PORTFOLIO          PORTFOLIO      PORTFOLIO         PORTFOLIO
                                              ---------      -----------        ----------     -----------      ------------
INVESTMENT INCOME:
Interest..................................    $ 212,215      $    19,872         $366,360      $    23,267       $   397,638
Dividends*................................           --           29,429               --          145,832            33,697
                                              ---------      -----------         --------      -----------       -----------
TOTAL INVESTMENT INCOME ..................      212,215           49,301          366,360          169,099           431,335
                                              ---------      -----------         --------      -----------       -----------
EXPENSES:
Management fee ...........................       13,371           66,485           29,540           59,759           562,173
Auditing fee .............................        2,689           12,531            6,013            9,479            37,504
Directors' fees and expenses..............        2,241            2,322            2,267            2,460             3,072
Legal fee.................................        1,274            3,483            1,989            2,773            10,406
Registration..............................        1,793            2,554            2,750            2,436             9,123
Custody and related services..............        1,175           10,657            8,091           13,888            30,162
Shareholder reports and
   communications.........................          885            5,075           11,194            2,098            14,381
Shareholder account services..............           --           12,677               --               --            22,206
Distribution and service fees-- Class 2...           --            2,919               --               --            20,959
Miscellaneous.............................          931            1,579            2,245            2,374             6,840
                                              ---------      -----------         --------      -----------       -----------
TOTAL EXPENSES BEFORE WAIVER/
   REIMBURSEMENT .........................       24,359          120,282           64,089           95,267           716,826
Waiver/reimbursement of
   expenses...............................       (4,305)         (17,643)         (64,089)          (5,628)               --
                                              ---------      -----------         --------      -----------       -----------
TOTAL EXPENSES AFTER WAIVER/
   REIMBURSEMENT..........................       20,054          102,639               --           89,639           716,826
                                              ---------      -----------         --------      -----------       -----------
NET INVESTMENT INCOME (LOSS) .............      192,161          (53,338)         366,360           79,460          (285,491)
                                              ---------      -----------         --------      -----------       -----------
NET REALIZED AND
   UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments...       66,066       (5,126,261)              --          691,153       (10,065,579)
Net realized loss from foreign
   currency transactions..................           --               --               --               --                --
Net change in unrealized
   appreciation/depreciation
   of investments.........................      (87,951)       2,907,871               --       (2,625,832)       26,092,489
Net change in unrealized
   appreciation/depreciation on
   translation of assets and liabilities
   denominated in foreign currencies
   and forward currency contracts.........           --               --               --               --                --
                                              ---------      -----------         --------      -----------       -----------
NET GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS..........      (21,885)      (2,218,390)              --       (1,934,679)       16,026,910
                                              ---------      -----------         --------      -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS .......................    $ 170,276      $(2,271,728)        $366,360      $(1,855,219)      $15,741,419
                                              =========      ===========         ========      ===========       ===========

--------------------
 * Net of foreign tax withheld as follows:    $      --      $        --         $     --      $       771       $        --
See Notes to Financial Statements.

                                   -- P-44 --

                            SELIGMAN PORTFOLIOS, INC.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                               SELIGMAN         SELIGMAN          SELIGMAN
                                              SELIGMAN        SELIGMAN      GLOBAL SMALLER       GLOBAL          HIGH-YIELD
                                              FRONTIER      GLOBAL GROWTH      COMPANIES       TECHNOLOGY           BOND
                                              PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                              ---------      -----------    --------------     -----------       -----------
INVESTMENT INCOME:
Interest..................................    $  26,755      $    14,360      $    15,507      $    61,386       $   745,071
Dividends*................................       15,615           50,060           45,944           33,078           105,803
                                              ---------      -----------      -----------      -----------       -----------
TOTAL INVESTMENT INCOME ..................       42,370           64,420           61,451           94,464           850,874
                                              ---------      -----------      -----------      -----------       -----------
EXPENSES:
Management fee ...........................       56,312           34,753           63,815          129,623            36,374
Auditing fee .............................        6,482            4,690            6,093            8,265             6,402
Directors' fees and expenses..............        2,259            2,197            2,234            2,234             2,282
Legal fee.................................        1,628            1,319            1,706            2,428             1,618
Registration..............................        2,036            2,411            2,635            4,829             2,138
Custody and related services..............       21,855           13,901           35,326           31,874             9,002
Shareholder reports and
   communications.........................        1,873              939            1,296            5,270             1,372
Shareholder account services..............           --               --               --           10,609                --
Distribution and service fees-- Class 2...           --               --               --            2,457                --
Miscellaneous.............................        1,345            1,126            2,464            2,699             1,392
                                              ---------      -----------      -----------      -----------       -----------
TOTAL EXPENSES BEFORE WAIVER/
   REIMBURSEMENT .........................       93,790           61,336          115,569          200,288            60,580
Waiver/reimbursement of
   expenses...............................      (22,462)         (12,682)         (26,240)         (16,358)           (9,656)
                                              ---------      -----------      -----------      -----------       -----------
TOTAL EXPENSES AFTER WAIVER/
   REIMBURSEMENT..........................       71,328           48,654           89,329          183,930            50,924
                                              ---------      -----------      -----------      -----------       -----------
NET INVESTMENT INCOME (LOSS) .............      (28,958)          15,766          (27,878)         (89,466)          799,950
                                              ---------      -----------      -----------      -----------       -----------
NET REALIZED AND
   UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments...     (129,223)        (680,956)        (137,650)      (4,555,073)       (2,610,940)
Net realized loss from foreign
   currency transactions..................           --          (43,164)        (306,377)        (150,361)               --
Net change in unrealized
   appreciation/depreciation
   of investments.........................     (480,408)         (75,103)        (542,853)       1,791,955           761,228
Net change in unrealized
   appreciation/depreciation on
   translation of assets and liabilities
   denominated in foreign currencies
   and forward currency contracts.........           --         (254,356)        (139,290)        (836,899)               --
                                              ---------      -----------      -----------      -----------       -----------
NET GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS..........     (609,631)      (1,053,579)      (1,126,170)      (3,750,378)       (1,849,712)
                                              ---------      -----------      -----------      -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS .......................    $(638,589)     $(1,037,813)     $(1,154,048)     $(3,839,844)      $(1,049,762)
                                              =========      ===========      ===========      ===========       ===========

----------------------
 * Net of foreign tax withheld as follows:    $      --      $     5,963      $     5,645      $     5,658       $        --
See Notes to Financial Statements.

                           SELIGMAN PORTFOLIOS, INC.

-------------------------------------------------------------------------------
                     For the Six Months Ended June 30, 2001
-------------------------------------------------------------------------------

                                                               SELIGMAN        SELIGMAN          SELIGMAN         SELIGMAN
                                              SELIGMAN       INTERNATIONAL     LARGE-CAP         LARGE-CAP        SMALL-CAP
                                               INCOME           GROWTH          GROWTH             VALUE            VALUE
                                              PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO
                                              ---------      -------------    -----------        ---------        ----------
INVESTMENT INCOME:
Interest..................................    $  82,936      $    10,212      $     2,482        $   1,961        $   25,314
Dividends*................................       15,592           57,304           13,288           56,210            74,924
                                              ---------      -----------      -----------        ---------        ----------
TOTAL INVESTMENT INCOME ..................       98,528           67,516           15,770           58,171           100,238
                                              ---------      -----------      -----------        ---------        ----------
EXPENSES:
Management fee ...........................       10,207           32,600           16,887           24,018           117,132
Auditing fee .............................        4,006            4,572            3,940            3,927             6,108
Directors' fees and expenses..............        2,261            2,192            2,159            1,515             2,167
Legal fee.................................        1,252            1,306            1,152            1,267             2,073
Registration..............................        1,799            2,290            1,913            1,796             2,699
Custody and related services..............        5,570           20,888            1,562              638             3,836
Shareholder reports and
   communications.........................        1,057              914              862              778             4,554
Shareholder account services..............           --               --               --               --             6,654
Distribution and service fees-- Class 2...           --               --               --               --               314
Miscellaneous.............................       1,436             1,663              709              805               778
                                              ---------      -----------      -----------        ---------        ----------
TOTAL EXPENSES BEFORE WAIVER/
   REIMBURSEMENT .........................       27,588           66,425           29,184           34,744           146,315
Waiver/reimbursement of
   expenses...............................      (12,279)         (20,784)         (12,299)         (10,730)          (11,516)
                                              ---------      -----------      -----------        ---------        ----------
TOTAL EXPENSES AFTER WAIVER/
   REIMBURSEMENT..........................       15,309           45,641           16,885           24,014           134,799
                                              ---------      -----------      -----------        ---------        ----------
NET INVESTMENT INCOME (LOSS) .............       83,219           21,875           (1,115)          34,157           (34,561)
                                              ---------      -----------      -----------        ---------        ----------
NET REALIZED AND
   UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments...       44,102         (704,801)      (1,036,984)         (67,257)          716,834
Net realized loss from foreign
   currency transactions..................           --          (34,993)              --               --                --
Net change in unrealized
   appreciation/depreciation
   of investments.........................     (160,372)         (97,705)         468,959         (128,777)        2,277,316
Net change in unrealized
   appreciation/depreciation on
   translation of assets and liabilities
   denominated in foreign currencies
   and forward currency contracts.........           --         (386,932)              --               --                --
                                              ---------      -----------      -----------        ---------        ----------
NET GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS..........     (116,270)      (1,224,431)        (568,025)        (196,034)        2,994,150
                                              ---------      -----------      -----------        ---------        ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS .......................    $ (33,051)     $(1,202,556)     $  (569,140)       $(161,877)       $2,959,589
                                              =========      ===========      ===========        =========        ==========

---------------
 * Net of foreign tax withheld as follows:    $     125      $     7,870      $        78        $      --        $       --
See Notes to Financial Statements.

                                    -- P-45 --

                            Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     SELIGMAN                     SELIGMAN                     SELIGMAN
                                                  BOND PORTFOLIO              CAPITAL PORTFOLIO*       CASH MANAGEMENT PORTFOLIO
                                              -----------------------    --------------------------    --------------------------
                                             SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                                ENDED         YEAR          ENDED          YEAR           ENDED          YEAR
                                               6/30/01        ENDED        6/30/01         ENDED         6/30/01         ENDED
                                             (unaudited)    12/31/00     (unaudited)     12/31/00      (unaudited)     12/31/00
                                              ---------    ----------    -----------    -----------    -----------    -----------
OPERATIONS:
Net Investment income (loss) ............    $  192,161    $  350,076    $   (53,338)   $    28,295    $   366,360    $   799,641
Net realized gain (loss) on investments..        66,066      (115,348)    (5,126,261)    11,018,398             --           (107)
Net realized gain (loss) from
   foreign currency transactions ........            --            --             --             --             --             --
Net change in unrealized appreciation/
   depreciation of investments ..........       (87,951)      330,845      2,907,871     (9,230,182)            --             --
Net change in unrealized appreciation/
   depreciation on translation of assets
   and liabilities denominated in foreign
   currencies and forward currency
   contracts ............................            --            --             --             --             --             --
                                             ----------    ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ......................       170,276       565,573     (2,271,728)     1,816,511        366,360        799,534
                                             ----------    ----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income-- Class 1 .........            --            --             --             --       (366,360)      (799,641)
Net realized gain on investments:
   Class 1 ..............................            --            --             --     (1,883,592)            --             --
   Class 2 ..............................            --            --             --        (67,345)            --             --
                                             ----------    ----------    -----------    -----------    -----------    -----------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS ...................            --            --             --     (1,950,937)      (366,360)      (799,641)
                                             ----------    ----------    -----------    -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares:
   Class 1 ..............................     2,516,916     3,192,081      2,259,035     20,226,591     74,126,359     67,583,046
   Class 2 ..............................            --            --      1,938,668      1,892,120             --             --
Shares issued in payment of:
   Dividends-- Class 1 ..................            --            --             --             --        366,360        799,641
   Gain distributions:
   Class 1 ..............................            --            --             --      1,883,592             --             --
   Class 2 ..............................            --            --             --         67,345             --             --
                                             ----------    ----------    -----------    -----------    -----------    -----------
Total ...................................     2,516,916     3,192,081      4,197,703     24,069,648     74,492,719     68,382,687
                                             ----------    ----------    -----------    -----------    -----------    -----------
Cost of shares redeemed:
   Class 1 ..............................    (2,770,011)   (2,222,183)    (6,255,478)   (12,738,591)   (72,840,827)   (73,675,795)
   Class 2 ..............................            --            --       (190,219)       (75,605)            --             --
                                             ----------    ----------    -----------    -----------    -----------    -----------
Total ...................................    (2,770,011)   (2,222,183)    (6,445,697)   (12,814,196)   (72,840,827)   (73,675,795)
                                             ----------    ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS ...........      (253,095)      969,898     (2,247,994)    11,255,452      1,651,892     (5,293,108)
                                             ----------    ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS .......       (82,819)    1,535,471     (4,519,722)    11,121,026      1,651,892     (5,293,215)

NET ASSETS:
Beginning of period .....................     6,482,619     4,947,148     38,706,819     27,585,793     12,318,166     17,611,381
                                             ----------    ----------    -----------    -----------    -----------    -----------
END OF PERIOD ...........................    $6,399,800    $6,482,619    $34,187,097    $38,706,819    $13,970,058    $12,318,166
                                             ==========    ==========    ===========    ===========    ===========    ===========

--------------------
 * The Portfolio began offering Class 2 shares on August 30, 2000. ** The Portfolio began offering Class 2 shares on May 1, 2000. See Notes to Financial Statements.

                                   -- P-46 --

                            Seligman Portfolios, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Seligman                      Seligman
                                                   Common Stock               Communications and
                                                     Portfolio              Information Portfolio**
                                            -------------------------     ---------------------------
                                             SIX MONTHS                   SIX MONTHS
                                                ENDED         YEAR           ENDED           YEAR
                                               6/30/01        ENDED         6/30/01          ENDED
                                             (unaudited)    12/31/00      (unaudited)      12/31/00
                                              ---------    ----------      -----------    -----------
OPERATIONS:
Net Investment income (loss) ............   $    79,460   $   279,228     $  (285,491)    $  (987,286)
Net realized gain (loss) on investments .       691,153     2,170,179      10,065,579)     17,691,316
Net realized gain (loss) from
   foreign currency transactions ........            --            --              --              --
Net change in unrealized appreciation/
   depreciation of investments ..........    (2,625,832)   (6,574,404)     26,092,489     (93,120,418)
Net change in unrealized appreciation/
   depreciation on translation of assets
   and liabilities denominated in foreign
   currencies and forward currency
   contracts ............................            --            --              --              --
                                            -----------   -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ......................    (1,855,219)   (4,124,997)     15,741,419     (76,416,388)
                                            -----------   -----------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income-- Class 1 .........            --       (11,162)             --              --
Net realized gain on investments:
   Class 1 ..............................            --    (1,415,290)             --     (17,492,731)
   Class 2 ..............................            --            --              --      (1,013,510)
                                            -----------   -----------    ------------    ------------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS ...................            --    (1,426,452)             --     (18,506,241)
                                            -----------   -----------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares:
   Class 1 ..............................    19,235,189    13,873,150      16,059,973      70,820,745
   Class 2 ..............................            --            --      20,240,792      14,089,125
Shares issued in payment of:
   Dividends-- Class 1 ..................            --        11,162              --              --
   Gain distributions:
   Class 1 ..............................            --     1,415,290              --      17,492,731
   Class 2 ..............................            --            --              --       1,013,510
                                            -----------   -----------    ------------    ------------
Total ...................................    19,235,189    15,299,602      36,300,765     103,416,111
                                            -----------   -----------    ------------    ------------
Cost of shares redeemed:
   Class 1 ..............................   (20,920,828)   24,313,051)    (24,664,644)    (83,705,844)
   Class 2 ..............................            --            --      (8,761,731)     (3,025,477)
                                            -----------   -----------    ------------    ------------
Total ...................................   (20,920,828)   24,313,051)    (33,426,375)    (86,731,321)
                                            -----------   -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS ...........    (1,685,639)   (9,013,449)      2,874,390      16,684,790
                                            -----------   -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS .......    (3,540,858)  (14,564,898)     18,615,809     (78,237,839)

NET ASSETS:
Beginning of period .....................    32,737,823    47,302,721     135,723,410     213,961,249
                                            -----------   -----------    ------------    ------------
END OF PERIOD ...........................   $29,196,965   $32,737,823    $154,339,219    $135,723,410
                                            ===========   ===========    ============    ============

                            Seligman Portfolios, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   SELIGMAN
                                                     SELIGMAN                    GLOBAL GROWTH
                                                FRONTIER PORTFOLIO                 PORTFOLIO
                                            -------------------------     ---------------------------
                                             SIX MONTHS                   SIX MONTHS
                                                ENDED         YEAR           ENDED           YEAR
                                               6/30/01        ENDED         6/30/01          ENDED
                                             (unaudited)    12/31/00      (unaudited)      12/31/00
                                              ---------    ----------      -----------    -----------
OPERATIONS:
Net Investment income (loss) ............   $   (28,958)  $  (164,944)    $    15,766     $   (63,307)
Net realized gain (loss) on investments .      (129,223)    1,269,407        (680,956)      3,546,035
Net realized gain (loss) from
   foreign currency transactions ........            --            --         (43,164)       (475,498)
Net change in unrealized appreciation/
   depreciation of investments ..........      (480,408)   (3,607,941)        (75,103)     (4,473,781)
Net change in unrealized appreciation/
   depreciation on translation of assets
   and liabilities denominated in foreign
   currencies and forward currency
   contracts ............................            --            --        (254,356)        229,684
                                            -----------   -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ......................      (638,589)   (2,503,478)     (1,037,813)     (1,236,867)
                                            -----------   -----------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income-- Class 1 .........            --            --              --              --
Net realized gain on investments:
   Class 1 ..............................            --            --              --        (130,681)
   Class 2 ..............................            --            --              --              --
                                            -----------   -----------    ------------    ------------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS ...................            --            --              --        (130,681)
                                            -----------   -----------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares:
   Class 1 ..............................    17,227,448    53,005,443       3,593,422       9,426,103
   Class 2 ..............................            --            --              --
Shares issued in payment of:
   Dividends-- Class 1 ..................            --            --              --              --
   Gain distributions:
   Class 1 ..............................            --            --              --         130,681
   Class 2 ..............................            --            --              --              --
                                            -----------   -----------    ------------    ------------
Total ...................................    17,227,448    53,005,443       3,593,422       9,556,784
                                            -----------   -----------    ------------    ------------
Cost of shares redeemed:
   Class 1 ..............................   (18,469,523)  (59,196,569)     (4,642,866)    (11,730,170)
   Class 2 ..............................            --            --              --              --
                                            -----------   -----------    ------------    ------------
Total ...................................   (18,469,523)  (59,196,569)     (4,642,866)    (11,730,170)
                                            -----------   -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS ...........    (1,242,075)   (6,191,126)     (1,049,444)     (2,173,386)
                                            -----------   -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS .......    (1,880,664)   (8,694,604)     (2,087,257)     (3,540,934)

NET ASSETS:
Beginning of period .....................    17,011,230    25,705,834       8,347,819      11,888,753
                                            -----------   -----------    ------------    ------------
END OF PERIOD ...........................   $15,130,566   $17,011,230     $ 6,260,562     $ 8,347,819
                                            ===========   ===========    ============    ============

--------------------
 * The Portfolio began offering Class 2 shares on August 30, 2000. ** The Portfolio began offering Class 2 shares on May 1, 2000. See Notes to Financial Statements.

                                   -- P-47 --

                            Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                   SELIGMAN                      SELIGMAN                     SELIGMAN
                                                 GLOBAL SMALLER               GLOBAL TECHNOLOGY             HIGH-YIELD BOND
                                               COMPANIES PORTFOLIO                PORTFOLIO**                  PORTFOLIO
                                            ------------------------     -------------------------     --------------------------
                                             SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                                ENDED         YEAR          ENDED          YEAR           ENDED          YEAR
                                               6/30/01        ENDED        6/30/01         ENDED         6/30/01         ENDED
                                             (unaudited)    12/31/00     (unaudited)     12/31/00      (unaudited)     12/31/00
                                              ---------    ----------    -----------    -----------    -----------    -----------
OPERATIONS:
Net Investment income (loss) ............   $   (27,878)  $   (86,296)   $   (89,466)   $  (150,383)   $   799,950    $ 2,259,692
Net realized gain (loss) on investments .      (137,650)    1,635,867     (4,555,073)     3,188,559     (2,610,940)    (2,523,874)
Net realized gain (loss) from
   foreign currency transactions ........      (306,377)     (161,603)      (150,361)      (443,395)            --             --
Net change in unrealized appreciation/
   depreciation of investments ..........      (542,853)   (3,534,739)     1,791,955    (12,355,108)       761,228     (1,474,956)
Net change in unrealized appreciation/
   depreciation on translation of assets
   and liabilities denominated in foreign
   currencies and forward currency
   contracts ............................      (139,290)     (438,248)      (836,899)       441,841             --             --
                                            -----------   -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ......................    (1,154,048)   (2,585,019)    (3,839,844)    (9,318,486)    (1,049,762)    (1,739,138)
                                            -----------   -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income-- Class 1 .........            --            --             --             --             --         (6,950)
Net realized gain on investments:
   Class 1 ..............................            --      (499,106)            --       (955,070)            --             --
   Class 2 ..............................            --            --             --       (124,689)            --             --
                                            -----------   -----------    -----------    -----------    -----------    -----------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS ...................            --      (499,106)            --     (1,079,759)            --         (6,950)
                                            -----------   -----------    -----------    -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares:
   Class 1 ..............................     3,046,640     3,552,677      4,901,111     28,608,193      5,059,872      4,487,803
   Class 2 ..............................            --            --      1,487,686      4,526,330             --             --
Shares issued in payment of:
   Dividends-- Class 1 ..................            --            --             --             --             --          6,950
   Gain distributions:
   Class 1 ..............................            --       499,106             --        955,070             --             --
   Class 2 ..............................            --            --             --        124,689             --             --
                                            -----------   -----------    -----------    -----------    -----------    -----------
Total ...................................     3,046,640     4,051,783      6,388,797     34,214,282      5,059,872      4,494,753
                                            -----------   -----------    -----------    -----------    -----------    -----------
Cost of shares redeemed:
   Class 1 ..............................    (4,079,725)   (6,226,540)    (5,878,997)   (16,926,767)    (6,232,147)   (14,560,577)
   Class 2 ..............................            --            --     (1,345,433)      (207,045)            --             --
                                            -----------   -----------    -----------    -----------    -----------    -----------
Total ...................................    (4,079,725)   (6,226,540)    (7,224,430)   (17,133,812)    (6,232,147)   (14,560,577)
                                            -----------   -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS ...........    (1,033,085)   (2,174,757)      (835,633)    17,080,470     (1,172,275)   (10,065,824)
                                            -----------   -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS .......    (2,187,133)   (5,258,882)    (4,675,477)     6,682,225     (2,222,037)   (11,811,912)

NET ASSETS:
Beginning of period .....................    14,309,764    19,568,646     28,769,572     22,087,347     15,080,096     26,892,008
                                            -----------   -----------    -----------    -----------    -----------    -----------
END OF PERIOD ...........................   $12,122,631   $14,309,764    $24,094,095    $28,769,572    $12,858,059    $15,080,096
                                            ===========   ===========    ===========    ===========    ===========    ===========

--------------------
 ** The Portfolio began offering Class 2 shares on May 1, 2000. *** The Portfolio began offering Class 2 shares on May 1, 2001. See Notes to Financial Statements.

                                   -- P-48 --

                            Seligman Portfolios, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 SELIGMAN                        SELIGMAN
                                                     SELIGMAN               INTERNATIONAL GROWTH                 LARGE-CAP
                                                 INCOME PORTFOLIO                PORTFOLIO                   GROWTH PORTFOLIO
                                             ------------------------     -------------------------     -------------------------
                                             SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                                ENDED         YEAR          ENDED          YEAR           ENDED          YEAR
                                               6/30/01        ENDED        6/30/01         ENDED         6/30/01         ENDED
                                             (unaudited)    12/31/00     (unaudited)     12/31/00      (unaudited)     12/31/00
                                              ---------    ----------    -----------    -----------    -----------    -----------
OPERATIONS:
Net Investment income (loss) ............    $   83,219    $  215,478     $   21,875    $   (49,966)    $   (1,115)    $    5,200
Net realized gain (loss) on investments .        44,102      (262,142)      (704,801)      (402,760)    (1,036,984)       188,316
Net realized gain (loss) from
   foreign currency transactions ........            --            --        (34,993)      (876,521)            --             --
Net change in unrealized appreciation/
   depreciation of investments ..........      (160,372)      (98,792)       (97,705)    (2,548,051)       468,959     (1,413,665)
Net change in unrealized appreciation/
   depreciation on translation of assets
   and liabilities denominated in foreign
   currencies and forward currency
   contracts ............................            --            --       (386,932)       302,991             --             --
                                            -----------    ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ......................       (33,051)     (145,456)    (1,202,556)    (3,574,307)      (569,140)    (1,220,149)
                                            -----------    ----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income-- Class 1 .........            --        (8,835)            --        (90,781)            --             --
Net realized gain on investments:
   Class 1 ..............................            --       (15,903)            --       (273,623)            --             --
   Class 2 ..............................            --            --             --             --             --             --
                                            -----------    ----------    -----------    -----------    -----------    -----------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS ...................            --       (24,738)            --       (364,404)            --             --
                                            -----------    ----------    -----------    -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares:
   Class 1 ..............................       896,216       954,328     15,595,412      3,381,024      1,730,858      6,333,690
   Class 2 ..............................            --            --             --             --             --             --
Shares issued in payment of:
   Dividends-- Class 1 ..................            --         8,835             --         90,781             --             --
   Gain distributions:
   Class 1 ..............................            --        15,903             --        273,623             --             --
   Class 2 ..............................            --            --             --             --             --             --
                                            -----------    ----------    -----------    -----------    -----------    -----------
Total ...................................       896,216       979,066     15,595,412      3,745,428      1,730,858      6,333,690
                                            -----------    ----------    -----------    -----------    -----------    -----------
Cost of shares redeemed:
   Class 1 ..............................    (1,742,533)   (3,763,855)   (15,795,619)    (2,905,725)    (1,851,046)    (3,526,701)
   Class 2 ..............................            --            --             --             --             --             --
                                            -----------    ----------    -----------    -----------    -----------    -----------
Total ...................................    (1,742,533)   (3,763,855)   (15,795,619)    (2,905,725)    (1,851,046)    (3,526,701)
                                            -----------    ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS ...........      (846,317)   (2,784,789)      (200,207)       839,703       (120,188)     2,806,989
                                            -----------    ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS .......      (879,368)   (2,954,983)    (1,402,763)    (3,099,008)      (689,328)     1,586,840

NET ASSETS:
Beginning of period .....................     5,639,531     8,594,514      7,149,481     10,248,489      5,255,214      3,668,374
                                            -----------    ----------    -----------    -----------    -----------    -----------
END OF PERIOD ...........................    $4,760,163    $5,639,531     $5,746,718    $ 7,149,481     $4,565,886     $5,255,214
                                            ===========    ==========    ===========    ===========    ===========    ===========

                            Seligman Portfolios, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                        SELIGMAN                        SELIGMAN
                                                       LARGE-CAP                        SMALL-CAP
                                                     VALUE PORTFOLIO                VALUE PORTFOLIO
                                                ------------------------       --------------------------
                                                SIX MONTHS                     SIX MONTHS
                                                   ENDED         YEAR             ENDED          YEAR
                                                  6/30/01        ENDED           6/30/01         ENDED
                                                (unaudited)    12/31/00        (unaudited)     12/31/00
                                                 ---------    ----------       -----------    -----------
OPERATIONS:
Net Investment income (loss) ............      $   34,157      $    79,519      $   (34,561)     $   (16,385)
Net realized gain (loss) on investments .         (67,257)          57,632          716,834           55,566
Net realized gain (loss) from
   foreign currency transactions ........              --               --               --               --
Net change in unrealized appreciation/
   depreciation of investments ..........        (128,777)       1,097,636        2,277,316        2,638,611
Net change in unrealized appreciation/
   depreciation on translation of assets
   and liabilities denominated in foreign
   currencies and forward currency
   contracts ............................              --               --               --               --
                                              -----------       ----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ......................        (161,877)       1,234,787        2,959,589        2,677,792
                                              -----------       ----------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income-- Class 1 .........              --           (1,006)              --               --
Net realized gain on investments:
   Class 1 ..............................              --          (40,726)              --         (216,863)
   Class 2 ..............................              --               --               --               --
                                              -----------       ----------      -----------      -----------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS ...................              --          (41,732)              --         (216,863)
                                              -----------       ----------      -----------      -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares:
   Class 1 ..............................       3,983,054        2,996,048       34,919,322       12,973,661
   Class 2 ..............................              --               --        2,559,702               --
Shares issued in payment of:
   Dividends-- Class 1 ..................              --            1,006               --               --
   Gain distributions:
   Class 1 ..............................              --           40,726               --          216,863
   Class 2 ..............................              --               --               --               --
                                              -----------       ----------      -----------      -----------
Total ...................................       3,983,054        3,037,780       37,479,024       13,190,524
                                              -----------       ----------      -----------      -----------
Cost of shares redeemed:
   Class 1 ..............................      (3,240,741)      (3,932,202)      (2,248,208)      (3,560,102)
   Class 2 ..............................              --               --         (361,080)              --
                                              -----------       ----------      -----------      -----------
Total ...................................      (3,240,741)      (3,932,202)      (2,609,288)      (3,560,102)
                                              -----------       ----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS ...........         742,313         (894,422)      34,869,736        9,630,422
                                              -----------       ----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS .......         580,436          298,633       37,829,325       12,091,351
                                              -----------       ----------      -----------      -----------
NET ASSETS:
Beginning of period .....................       6,056,513        5,757,880       16,494,719        4,403,368
                                              -----------       ----------      -----------      -----------
END OF PERIOD ...........................      $6,636,949       $6,056,513      $54,324,044      $16,494,719
                                              ===========       ==========      ===========      ===========

--------------------
 ** The Portfolio began offering Class 2 shares on May 1, 2000. *** The Portfolio began offering Class 2 shares on May 1, 2001. See Notes to Financial Statements.

                                    -- P-49 --

                            SELIGMAN PORTFOLIOS, INC.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

1. ORGANIZATION -- Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of 15 separate portfolios (the "Portfolios"): Seligman Bond Portfolio ("Bond Portfolio"), Seligman Capital Portfolio ("Capital Portfolio"), Seligman Cash Management Portfolio ("Cash Management Portfolio"), Seligman Common Stock Portfolio ("Common Stock Portfolio"), Seligman Communications and Information Portfolio ("Communications and Information Portfolio"), Seligman Frontier Portfolio ("Frontier Portfolio"), Seligman Global Growth Portfolio ("Global Growth Portfolio"), Seligman Global Smaller Companies Portfolio ("Global Smaller Companies Portfolio"),Seligman Global Technology Portfolio ("Global Technology Portfolio"), Seligman High-Yield Bond Portfolio ("High-Yield Bond Portfolio"), Seligman Income Portfolio ("Income Portfolio"), Seligman International Growth Portfolio ("International Growth Portfolio"), Seligman Large-Cap Growth Portfolio ("Large-Cap Growth Portfolio"), Seligman Large-Cap Value Portfolio ("Large-Cap Value Portfolio"), and Seligman Small-Cap Value Portfolio ("Small-Cap Value Portfolio"), each designed to meet different investment goals. Shares of the Fund are provided as an investment medium for variable annuity separate accounts and established and offered by various insurance companies and variable life insurance separate accounts.

2. MULTIPLE CLASSES OF SHARES -- Effective May 1, 2000, the Fund began offering a second class of shares, Class 2 shares of each Portfolio, in addition to the class of shares that has been offered since inception. All shares existing prior to May 1, 2000, have been classified as Class 1 shares. Class 2 shares pay an annual distribution and service fee ("12b-1 fee") of up to 0.25% of average daily net assets. Class 1 shares do not pay 12b-1 fees. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Fund:

   a. SECURITY VALUATION -- Investments in US Government andGovernment Agency securities, bonds, asset-backed securities, convertible securities, and stocks are valued at the most current market values or, in their absence, at fair market values determined in accordance with procedures approved by the Board of Directors. Securities traded on an exchange are valued at the last sales price or, in its absence and in the case of over-the-counter securities, at the mean of closing bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio's liability for deferred directors' fees are valued at current net asset values.

   b. FOREIGN SECURITIES -- The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Growth Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International Growth Portfolio, (together, the "Seligman International Portfolios"), which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will usually be denominated in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Global Depositary Shares ("GDSs"). ADRs and ADSs are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADRs and ADSs are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDRs,GDRs,and GDSs are receipts similar to ADRs and ADSs and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

     (i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

     (ii) purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

      The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, to be distributed to shareholders of the Portfolios. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates.

                                    -- P-50 --

                            SELIGMAN PORTFOLIOS, INC.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

     The Portfolios separate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolios. Similarly, the Portfolios separate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

   c. FORWARD CURRENCY CONTRACTS -- The Seligman International Portfolios may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold during the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial statement purposes.

   d. FEDERAL TAXES -- The Portfolios' policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders. Therefore, no provisions for Federal income or excise taxes are required.

   e. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Investment transactions are recorded on trade dates. Interest income is recorded on the accrual basis. The Portfolios amortize market discount and premium on debt securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend.

   f. MULTIPLE CLASS ALLOCATIONS -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses of a Portfolio are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include 12b-1 fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2001, 12b-1 fees were the only class-specific expenses.

   g. REPURCHASE AGREEMENTS --The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the "Manager"). Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodians and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.

   h. EXPENSE ALLOCATIONS -- Expenses directly attributable to each Portfolio are charged to such Portfolio, and expenses that are applicable to more than one Portfolio are allocated among them.

   i. DISTRIBUTIONS TO SHAREHOLDERS -- The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Portfolios.

4. PURCHASES AND SALES OF SECURITIES --Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended June 30, 2001, were as follows:

       PORTFOLIO                             PURCHASES           SALES
       ---------                            -----------         -----------
       Bond                                 $ 2,009,877        $ 1,742,299
       Capital                               41,345,063         44,368,156
       Common Stock                           8,441,412         11,799,288
       Communications and Information        97,791,972         97,352,405
       Frontier                               8,181,680          9,771,167
       Global Growth                          6,744,070          7,750,881
       Global Smaller Companies               5,697,490          6,442,267
       Global Technology                     17,908,277         17,162,400
       High-Yield Bond                        4,051,601          3,869,060

                                    -- P-51 --

                            SELIGMAN PORTFOLIOS, INC.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
-------------------------------------------------------------------------------

       PORTFOLIO                             PURCHASES           SALES
       ---------                            -----------         -----------
       Income                                $1,782,927         $2,244,261
       International Growth                   7,784,906          8,039,663
       Large-Cap Growth                       4,273,757          4,083,339
       Large-Cap Value                        2,121,138          1,187,262
       Small-Cap Value                       19,646,925          4,268,439

   For the six months ended June 30, 2001, purchases and sales of US Government obligations were $2,104,457 and $2,367,823, respectively, for the Bond Portfolio, and $364,105 and $642,303, respectively, for the Income Portfolio.

   Identified cost of investments sold is used for both financial statement and federal income tax purposes.

   At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency transactions, were as follows:

                                            UNREALIZED         UNREALIZED
       PORTFOLIO                           APPRECIATION       DEPRECIATION
       ---------                           ------------       ------------
       Bond                                    $100,316            $52,411
       Capital                                4,292,717          1,893,828
       Common Stock                           5,026,607          2,923,797
       Communications and Information        15,533,092         10,242,075
       Frontier                               2,303,623            992,839
       Global Growth                            316,048            359,190
       Global Smaller Companies               2,029,131          1,406,117
       Global Technology                      1,456,664          3,279,233
       High-Yield Bond                          267,959          3,930,585
       Income                                   486,812            462,707
       International Growth                     175,656            390,171
       Large-Cap Growth                         227,262            552,260
       Large-Cap Value                          965,518            206,685
       Small-Cap Value                        5,924,753          1,104,545

5. MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS -- The Manager manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. The Manager's fee, which is calculated daily and payable monthly, is equal to 0.40%, on an annual basis, of each of Bond, Capital, Cash Management, Common Stock, and Income Portfolios' daily net assets; equal to 0.75%, on an annual basis, of each of Communications and Information and Frontier Portfolios' daily net assets; equal to 0.50%, on an annual basis, of High-Yield Bond Portfolio's daily net assets. The Manager's fee for each of the International Portfolios is equal to 1.00% per annum of the first $1 billion of average daily net assets, 0.95% per annum of the next $1 billion of average daily net assets, and 0.90% per annum in excess of $2 billion of average daily net assets of each Portfolio. The Manager's fee for the Large-Cap Growth Portfolio is equal to 0.70% per annum of the first $1 billion of average daily net assets, 0.65% per annum of the next $1 billion, and 0.60% per annum in excess of $2 billion of average daily net assets of the Portfolio. The Manager's fee for the Large-Cap Value Portfolio is equal to 0.80% per annum of the first $500 million of average daily net assets, 0.70% per annum of the next $500 million of average daily net assets, and 0.60% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager's fee for the Small-Cap Value Portfolio is equal to 1.00% per annum of the first $500 million of average daily net assets, 0.90% per annum of the next $500 million of average daily net assets, and 0.80% per annum in excess of $1 billion of average daily net assets of the Portfolio.

   Henderson Investment Management Limited (the "Subadviser") is the subadviser to the Global Smaller Companies Portfolio responsible for furnishing investment advice, research, and assistance with respect to the Portfolio's international investments. Under the subadvisory agreement, the Manager pays the Subadviser a subadvisory fee at a rate of 0.50% per annum of the average monthly assets under the Subadviser's supervision. The Subadivser is a wholly owned subsidiary of Henderson plc, which is an indirect subsidiary of Amp Limited, an Australian life insurance and financial services company.

   Prior to April 1, 2000, the subadviser also served as subadviser with respect to the international investments for the Global Growth, Global Technology and International Growth Portfolios. On that date, the Manager assumed full responsibility for the international investments of those Portfolios.

                                    -- P-52 --

                            SELIGMAN PORTFOLIOS, INC.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


   The Manager has agreed to reimburse expenses, other than the management and 12b-1 fees, that exceed 0.20% per annum of the average daily net assets of each of Bond, Capital, Common Stock, Communications and Information, Frontier, High-Yield Bond and Income Portfolios. The Manager, at its discretion and until it determines otherwise, has elected to waive all of its fee for, and reimburse all of the expenses of the Cash Management Portfolio. The Manager has agreed to reimburse expenses, other than the management and 12b-1 fees, which exceed 0.40% per annum of the average daily net assets of each of the Seligman International Portfolios. The Manager, at its discretion, has also agreed to reimburse all expenses, other than the management and 12b-1 fees, of the Large-Cap Growth and Large-Cap Value Portfolios. Effective March 1, 2001, the Manager, at its discretion, has agreed to reimburse expenses of the Small-Cap Value Portfolio other than the management and 12b-1 fees, which exceed 0.20% per annum of the average daily net assets of the Portfolio. Previously, the Manager reimbursed all expenses other than management and 12b-1 fees. The amounts of these reimbursements for the six months ended June 30, 2001 are disclosed in the Statements of Operations.

   Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager.

   Seligman Advisors, Inc. (the "Distributor"), a subsidiary of the Manager, acts as distributor of shares of the Fund and of contracts issued by variable annuity separate accounts of one insurance company and its affiliates. For the six months ended June 30, 2001, the Distributor earned fees of $12,725 for distributing such contracts.

   Under a Rule 12b-1 plan (the "Plan") adopted by the Fund with respect to Class 2 shares of each Portfolio, insurance companies or their affiliates can enter into agreements with the Distributor and receive 12b-1 fees of up to 0.25%, on an annual basis, of the average daily net assets of Class 2 shares attributable to the particular insurance company for providing, among other things, personal services and/or the maintenance of shareholder accounts. Such fees are paid quarterly by each Portfolio to Seligman Advisors pursuant to the Plan. For the six months ended June 30, 2001, fees incurred under the Plan aggregated $2,919 and $20,959, or 0.25% per annum; $2,457, or 0.15% per annum; and $314, or 0.19% per annum of the average daily net assets of Class 2 shares of Capital Portfolio, Communications and Information Portfolio, Global Technology Portfolio and Small-Cap Value Portfolio, respectively.

   Certain officers and directors of the Fund are officers or directors of the Manager and the Distributor.

   The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in directors' fees and expenses, and the accumulated balances at June 30, 2001, are included in other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

6. CAPITAL LOSS CARRYFORWARD -- At December 31, 2000, the Bond, High-Yield Bond, Income and International Growth Portfolios had net capital loss carryforwards for federal income tax purposes of $343,082, $4,441,159, $189,916 and $1,085,996, respectively, which are available for offset against future taxable net capital gains. These net capital loss carryforwards expire in various amounts through 2008. Accordingly, no capital gain distributions are expected to be paid to shareholders of these portfolios until net capital gains have been realized in excess of the available capital loss carryforwards.

7. CHANGE IN ACCOUNTING PRINCIPLE -- As required, effective January 1, 2001, the Portfolios adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities using the interest method for financial statement reporting purposes only. Prior to January 1, 2001, the Portfolios amortized market discount and premium on debt securities using the straight line method. The cumulative effect of this accounting change is not significant for financial statement reporting purposes, based on investments owned by the Portfolios on January 1, 2001, and had no impact on the net assets of the Fund.

8. OUTSTANDING FORWARD EXCHANGE CURRENCY CONTRACTS -- At June 30, 2001, the Fund had outstanding forward exchange currency contracts to purchase foreign currencies as follows:

                                          FOREIGN      IN EXCHANGE   SETTLEMENT       US $       UNREALIZED
 CONTRACT                                CURRENCY       FOR US $        DATE         VALUE      DEPRECIATION
---------                                --------      -----------    --------   -------      --------------
GLOBAL SMALLER COMPANIES PORTFOLIO
Purchases:
Singapore dollars.....................     28,000         15,370       7/3/01       15,368         $(2)
                                                                                                   ====

                                    -- P-53 --

                            SELIGMAN PORTFOLIOS, INC.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
-------------------------------------------------------------------------------

9. CAPITAL STOCK TRANSACTIONS -- At June 30, 2001, there were 20,000,000 shares of Capital Stock authorized for each of Global Growth, Global Technology, Large-Cap Growth, Large-Cap Value, and Small-Cap Value Portfolios; 80,000,000 shares for each of Bond, Capital, Global Smaller Companies, International Growth, and Income Portfolios; and 100,000,000 shares for each of Cash Management, Common Stock, Communications and Information, Frontier, and High-Yield Bond Portfolios, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

                                                              CAPITAL PORTFOLIO
                                 BOND          ----------------------------------------------------         CASH MANAGEMENT
                               PORTFOLIO                CLASS 1                  CLASS 2                       PORTFOLIO
                        ---------------------   ------------------------    ------------------------    -------------------------
                        SIX MONTHS                SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                           ENDED       YEAR          ENDED         YEAR         ENDED       8/30/00*       ENDED          YEAR
                          6/30/01      ENDED        6/30/01        ENDED       6/30/01         TO         6/30/01         ENDED
                        (unaudited)  12/31/00     (unaudited)    12/31/00    (unaudited)    12/31/00    (unaudited)     12/31/00
                          --------    --------     --------      --------     ---------     --------    ----------   ------------

Sale of shares .......    241,393     330,153        99,515       743,027        87,223        63,845    74,126,364    67,583,435
Shares issued
   in payment
   of dividends ......         --          --            --            --            --            --       366,360       799,641
Shares issued
   in payment of
   gain distributions          --          --            --        73,635            --         2,634            --            --
                         --------    --------      --------      --------       -------       -------    ----------   -----------
Total ................    241,393     330,153        99,515       816,662        87,223        66,479    74,492,724    68,383,076
                         --------    --------      --------      --------       -------       -------    ----------   -----------
Shares redeemed ......   (265,466)   (229,491)     (287,466)     (466,047)       (8,853)       (2,907)  (72,840,827)  (73,675,795)
                         --------    --------      --------      --------       -------       -------    ----------   -----------
Increase (decrease)
   in shares .........    (24,073)    100,662      (187,951)      350,615        78,370        63,572     1,651,897    (5,292,719)
                         ========    ========      ========      ========       =======       =======    ==========   ===========


                                                                           COMMUNICATIONS AND INFORMATION PORTFOLIO
                                              COMMON STOCK         -----------------------------------------------------
                                                PORTFOLIO                    CLASS 1                      CLASS 2
                                        -----------------------    ------------------------     -----------------------
                                        SIX MONTHS                 SIX MONTHS                   SIX MONTHS
                                           ENDED         YEAR         ENDED         YEAR          ENDED         5/1/00*
                                          6/30/01        ENDED       6/30/01        ENDED        6/30/01          TO
                                        (unaudited)    12/31/00    (unaudited)    12/31/00     (unaudited)     12/31/00
                                        ---------     ---------     ---------    ----------     ---------      --------
Sale of shares .....................    1,407,784       881,019       978,501     2,633,071     1,196,550       605,427
Shares issued in payment
   of dividends ....................           --           775            --            --            --            --
Shares issued in payment
   of gain distributions ...........           --        98,284            --     1,127,836            --        65,430
                                        ---------     ---------     ---------    ----------     ---------      --------
Total ..............................    1,407,784       980,078       978,501     3,760,907     1,196,550       670,857
                                        ---------     ---------     ---------    ----------     ---------      --------
Shares redeemed ....................   (1,535,045)   (1,527,300)   (1,539,610)   (3,142,388)     (560,572)     (142,338)
                                        ---------     ---------     ---------    ----------     ---------      --------
Increase (decrease) in shares ......     (127,261)     (547,222)     (561,109)      618,519       635,978       528,519
                                        =========     =========     =========    ==========     =========      ========

                                               FRONTIER                  GLOBAL GROWTH                GLOBAL SMALLER
                                               PORTFOLIO                   PORTFOLIO                COMPANIES PORTFOLIO
                                       -----------------------      -----------------------    --------------------------
                                       SIX MONTHS                   SIX MONTHS                  SIX MONTHS
                                          ENDED          YEAR          ENDED         YEAR          ENDED         YEAR
                                         6/30/01         ENDED        6/30/01        ENDED        6/30/01        ENDED
                                       (unaudited)     12/31/00     (unaudited)    12/31/00     (unaudited)    12/31/00
                                        ---------     ---------      ---------     --------      ---------     --------
Sale of shares .....................    1,199,358     3,038,751       256,202       550,559       224,478       210,989
Shares issued in payment
   of dividends ....................           --            --            --            --            --            --
Shares issued in payment
   of gain distributions ...........           --            --            --         8,497            --        35,124
                                        ---------     ---------      --------      --------      --------      --------
Total ..............................    1,199,358     3,038,751       256,202       559,056       224,478       246,113
                                        ---------     ---------      --------      --------      --------      --------
Shares redeemed ....................   (1,291,281)   (3,342,110)     (330,663)     (659,305)     (301,905)     (371,823)
                                        ---------     ---------      --------      --------      --------      --------
Decrease in shares .................      (91,923)     (303,359)      (74,461)     (100,249)      (77,427)     (125,710)
                                        =========     =========      ========      ========      ========      ========

-------------------
* Commencement of offering of shares.

                                    -- P-54 --

                            SELIGMAN PORTFOLIOS, INC.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                           GLOBAL TECHNOLOGY PORTFOLIO
                                       ----------------------------------------------------        HIGH-YIELD BOND
                                               CLASS 1                     CLASS 2                     PORTFOLIO
                                       ------------------------    ------------------------    ------------------------
                                       SIX MONTHS                  SIX MONTHS                   SIX MONTHS
                                          ENDED         YEAR          ENDED         5/1/00*        ENDED         YEAR
                                         6/30/01        ENDED        6/30/01          TO          6/30/01        ENDED
                                       (unaudited)    12/31/00     (unaudited)     12/31/00     (unaudited)    12/31/00
                                       ----------     ---------    ----------      --------     -----------    --------
Sale of shares......................      255,266     1,003,883        78,158       171,741       573,883       486,316
Shares issued in payment
   of dividends.....................           --            --            --            --            --           792
Shares issued in payment
   of gain distributions............           --        45,785            --         5,980            --            --
                                         --------     ---------       -------       -------      --------    ----------
Total...............................      255,266     1,049,668        78,158       177,721       573,883       487,108
                                         --------     ---------       -------       -------      --------    ----------
Shares redeemed.....................     (324,665)     (595,418)      (72,862)       (8,881)     (708,971)   (1,563,213)
                                         --------     ---------       -------       -------      --------    ----------
Increase (decrease) in shares.......      (69,399)      454,250         5,296       168,840      (135,088)   (1,076,105)
                                         ========     =========       =======       =======      ========    ==========

                                                INCOME               INTERNATIONAL GROWTH           LARGE-CAP GROWTH
                                               PORTFOLIO                   PORTFOLIO                    PORTFOLIO
                                        -----------------------    ------------------------     -----------------------
                                        SIX MONTHS                 SIX MONTHS                   SIX MONTHS
                                           ENDED         YEAR         ENDED          YEAR          ENDED         YEAR
                                          6/30/01        ENDED       6/30/01         ENDED        6/30/01        ENDED
                                        (unaudited)    12/31/00    (unaudited)     12/31/00     (unaudited)    12/31/00
                                        -----------    --------    ----------      --------     -----------    --------
Sale of shares......................       94,178        96,861     1,641,165       251,107       180,049       515,577
Shares issued in payment
   of dividends.....................           --           912            --         8,687            --            --
Shares issued in payment
   of gain distributions............           --         1,641            --        26,184            --            --
                                         --------      --------    ----------      --------      --------      --------
Total...............................       94,178        99,414     1,641,165       285,978       180,049       515,577
                                         --------      --------    ----------      --------      --------      --------
Shares redeemed.....................     (183,582)     (382,273)   (1,661,678)     (231,080)     (193,464)     (302,659)
                                         --------      --------    ----------      --------      --------      --------
Increase (decrease) in shares.......      (89,404)     (282,859)      (20,513)       54,898       (13,415)      212,918
                                         ========      ========    ==========      ========      ========      ========


                                                                          SMALL-CAP VALUE PORTFOLIO
                                           LARGE-CAP VALUE         ----------------------------------------
                                               PORTFOLIO                     CLASS 1              CLASS 2
                                        -----------------------    ------------------------     -----------
                                        SIX MONTHS                 SIX MONTHS                     5/1/01*
                                           ENDED         YEAR         ENDED         YEAR            TO
                                          6/30/01        ENDED       6/30/01        ENDED         6/30/01
                                        (unaudited)    12/31/00    (unaudited)    12/31/00      (unaudited)
                                        -----------    --------    -----------    ---------     -----------
Sale of shares......................      348,176       308,400     3,050,712     1,373,011       218,961
Shares issued in payment
   of dividends.....................           --            91            --            --            --
Shares issued in payment
   of gain distributions............           --         3,706            --        22,685            --
                                         --------      --------     ---------     ---------      --------
Total...............................      348,176       312,197     3,050,712     1,395,696       218,961
                                         --------      --------     ---------     ---------      --------
Shares redeemed.....................     (285,569)     (410,367)     (210,744)     (381,387)      (30,854)
                                         --------      --------     ---------     ---------      --------
Increase (decrease) in shares.......       62,607       (98,170)    2,839,968     1,014,309       188,107
                                         ========      ========     =========     =========      ========

----------------
  *Commencement of offering of shares.


10. COMMITTED LINE OF CREDIT --All of the Portfolios, except the Cash Management Portfolio, are participants in a joint $825 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Portfolio's borrowings are limited to 10% (5% for the Seligman International Portfolios) of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Portfolio incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2002, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2001, none of the Portfolios borrowed from the credit facility.

                                    -- P-55 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The tables below are intended to help you understand the financial performance of each Class of each Portfolio for the past five and one-half years or from its inception, if less than five and one-half years. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Portfolio, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any administrative fees or asset-based sales charges that are associated with variable annuity and variable life insurance contracts, and are not annualized for periods of less than one year.

                                                                                 BOND PORTFOLIO
                                                      ---------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                        YEAR ENDED DECEMBER 31,
                                                        6/30/01      ------------------------------------------------------
PER SHARE DATA:                                      (unaudited)      2000        1999        1998        1997        1996
                                                     -----------     ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD.............      $10.22        $ 9.27      $10.38      $10.24      $ 9.89      $10.44
                                                       ------        ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................        0.24          0.60        0.64        0.59        0.54        0.56
Net realized and unrealized gain (loss)
  on investments ................................        0.03          0.35       (1.10)       0.25        0.35       (0.55)
                                                       ------        ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS.................        0.27          0.95       (0.46)       0.84        0.89        0.01
                                                       ------        ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income.............          --            --       (0.65)      (0.59)      (0.54)      (0.56)
Distributions from net realized capital gain ....          --            --          --       (0.11)         --          --
                                                       ------        ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS..............................          --            --       (0.65)      (0.70)      (0.54)      (0.56)
                                                       ------        ------      ------      ------      ------      ------
NET ASSETS VALUE, END OF PERIOD..................      $10.49        $10.22      $ 9.27      $10.38      $10.24      $ 9.89
                                                       ======        ======      ======      ======      ======      ======
TOTAL RETURN:                                            2.64%        10.25%     (4.48)%       8.20%       8.98%       0.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted).........       $6,400        $6,483      $4,947      $7,320      $7,232      $5,015
Ratio of expenses to average net assets..........        0.60%+        0.60%       0.60%       0.60%       0.60%       0.60%
Ratio of net income to average net assets........        5.75%+        6.23%       5.56%       5.58%       6.22%       5.97%
Portfolio turnover rate..........................       63.51%        63.07%      64.22%      73.31%     170.12%     199.74%
Without management fee waiver:++
Ratio of expenses to average net assets..........        0.73%+        0.84%       0.71%       0.82%       0.83%       0.79%
Ratio of net income to average net assets........        5.62%+        5.99%       5.45%       5.36%       5.99%       5.78%

------------------
  + Annualized.
 ++ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented. See Notes to Financial Statements.

                                    -- P-56 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            CAPITAL PORTFOLIO
                                         -----------------------------------------------------------------------------------------
                                                                      CLASS 1                                      CLASS 2
                                         ----------------------------------------------------------------   ----------------------
                                         SIX MONTHS                                                         SIX MONTHS
                                            ENDED                   YEAR ENDED DECEMBER 31,                    ENDED      8/30/00*
                                           6/30/01     --------------------------------------------------     6/30/01        TO
PER SHARE DATA:                          (unaudited)    2000       1999       1998       1997       1996    (unaudited)   12/31/00
                                         ----------    ------     ------     ------     ------     ------   -----------   --------
NET ASSET VALUE, BEGINNING OF PERIOD....   $24.68      $23.90     $20.81     $18.10     $16.01     $14.91      $24.68      $33.31
                                           ------      ------     ------     ------     ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............    (0.03)       0.02       0.01       0.04       0.03       0.04       (0.06)      (0.05)
Net realized and unrealized gain (loss)
  on investments .......................    (1.21)       2.06      10.21       3.89       3.35       2.12       (1.21)      (7.28)
                                           ------      ------     ------     ------     ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS........    (1.24)       2.08      10.22       3.93       3.38       2.16       (1.27)      (7.33)
                                           ------      ------     ------     ------     ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income....       --          --      (0.01)     (0.04)     (0.03)     (0.04)         --          --
Distributions from net realized
  capital gain .........................       --       (1.30)     (7.12)     (1.18)     (1.26)     (1.02)         --       (1.30)
                                           ------      ------     ------     ------     ------     ------      ------      ------
TOTAL DISTRIBUTIONS.....................       --       (1.30)     (7.13)     (1.22)     (1.29)     (1.06)         --       (1.30)
                                           ------      ------     ------     ------     ------     ------      ------      ------
NET ASSETS VALUE, END OF PERIOD.........   $23.44      $24.68     $23.90     $20.81     $18.10     $16.01      $23.41      $24.68
                                           ======      ======     ======     ======     ======     ======      ======      ======
TOTAL RETURN:                              (5.02)%       8.50%     53.35%     22.19%     21.31%     14.51%     (5.15)%    (22.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)   $30,864     $37,138    $27,586    $24,141    $20,400    $14,313      $3,323      $1,569
Ratio of expenses to average net assets.     0.60%+      0.59%      0.59%      0.60%      0.60%      0.59%       0.85%+      0.84%+
Ratio of net income (loss) to
  average net assets....................   (0.30)%+      0.07%      0.03%      0.19%      0.16%      0.29%     (0.55)%+    (0.66)%+
Portfolio turnover rate.................   124.26%     230.42%    172.88%    130.86%     93.97%     88.78%     124.26%     230.42%0
Without management fee waiver:++
Ratio of expenses to average net assets.     0.71%+                                       0.62%                  0.96%+
Ratio of net income (loss)
  to average net assets.................   (0.41)%+                                       0.14%                (0.66)%+


                                                                            CASH MANAGEMENT PORTFOLIO
                                                      ---------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                        YEAR ENDED DECEMBER 31,
                                                        6/30/01      ------------------------------------------------------
PER SHARE DATA:                                      (unaudited)      2000        1999        1998        1997        1996
                                                     -----------     ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $1.000        $1.000      $1.000      $1.000      $1.000      $1.000
                                                       ------        ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................      0.025         0.062       0.050       0.053       0.054       0.053
                                                       ------        ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS..................      0.025         0.062       0.050       0.053       0.054       0.053
                                                       ------        ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Distributions from net investment income .........     (0.025)       (0.062)     (0.050)     (0.053)     (0.054)     (0.053)
                                                       ------        ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS...............................     (0.025)       (0.062)     (0.050)     (0.053)     (0.054)     (0.053)
                                                       ------        ------      ------      ------      ------      ------
NET ASSETS VALUE, END OF PERIOD...................     $1.000        $1.000      $1.000      $1.000      $1.000      $1.000
                                                       ======        ======      ======      ======      ======      ======
TOTAL RETURN:                                            2.49%         6.38%       5.07%       5.42%       5.52%       5.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)..........     $13,970       $12,318     $17,611     $10,520      $8,635      $9,755
Ratio of expenses to average net assets...........         --            --          --          --          --          --
Ratio of net income to average net assets.........       4.95%+        6.17%       4.99%       5.30%       5.39%       5.30%
Without management fee waiver
  and expense reimbursement:++
Ratio of expenses to average net assets...........       0.87%+        0.72%       0.65%       0.67%       0.79%       0.63%
Ratio of net income to average net assets.........       4.08%+        5.45%       4.34%       4.63%       4.60%       4.67%

----------------
  * Commencement of offering of shares.
  + Annualized.
 ++ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented. 0 For the year ended December 31, 2000. See Notes to Financial Statements.

                                    -- P-57 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                             COMMON STOCK PORTFOLIO
                                                      ---------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                        YEAR ENDED DECEMBER 31,
                                                        6/30/01      ------------------------------------------------------
PER SHARE DATA:                                      (unaudited)      2000        1999        1998        1997        1996
                                                     -----------     ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD.............      $14.23        $16.61      $18.63      $16.28      $15.92      $15.44
                                                       ------        ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................        0.05          0.12        0.32        0.29        0.33        0.34
Net realized and unrealized gain (loss)
   on investments................................       (0.85)        (1.86)       2.03        3.61        3.01        2.79
                                                       ------        ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS.................       (0.80)        (1.74)       2.35        3.90        3.34        3.13
                                                       ------        ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income.............          --         (0.01)      (0.32)      (0.31)      (0.32)      (0.34)
Distributions from net realized capital gain.....          --         (0.63)      (4.05)      (1.24)      (2.66)      (2.31)
                                                       ------        ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS..............................          --         (0.64)      (4.37)      (1.55)      (2.98)      (2.65)
                                                       ------        ------      ------      ------      ------      ------
NET ASSETS VALUE, END OF PERIOD..................      $13.43        $14.23      $16.61      $18.63      $16.28      $15.92
                                                       ======        ======      ======      ======      ======      ======
TOTAL RETURN:                                          (5.62)%      (10.53)%      13.15%      24.16%      21.31%      20.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted).........      $29,197       $32,738     $47,303     $62,588     $50,737     $37,168
Ratio of expenses to average net assets..........        0.60%+        0.60%       0.52%       0.52%       0.53%       0.53%
Ratio of net income to average net assets .......        0.54%+        0.71%       1.30%       1.61%       1.92%       1.99%
Portfolio turnover rate..........................       28.82%        52.01%      38.11%      55.55%      80.13%      50.33%
Without management fee waiver:++
Ratio of expenses to average net assets..........        0.64%+
Ratio of net income to average net assets .......        0.50%+

                                                                COMMUNICATIONS AND INFORMATION PORTFOLIO
                                         -----------------------------------------------------------------------------------------
                                                                      CLASS 1                                      CLASS 2
                                         ----------------------------------------------------------------   ----------------------
                                         SIX MONTHS                                                         SIX MONTHS
                                            ENDED                   YEAR ENDED DECEMBER 31,                    ENDED      5/1/00*
                                           6/30/01     --------------------------------------------------     6/30/01        TO
PER SHARE DATA:                          (unaudited)    2000       1999       1998       1997       1996    (unaudited)   12/31/00
                                         ----------    ------     ------     ------     ------     ------   -----------   --------
NET ASSET VALUE, BEGINNING OF PERIOD....   $14.82      $26.70     $17.14     $13.09     $14.69     $13.50      $14.80      $30.61
                                           ------      ------     ------     ------     ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss.....................    (0.03)      (0.11)     (0.10)     (0.08)     (0.08)     (0.04)      (0.05)      (0.08)
Net realized and unrealized gain (loss)
  on investments........................     1.93       (9.45)     14.36       4.81       3.13       1.23        1.93      (13.41)
                                           ------      ------     ------     ------     ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS........     1.90       (9.56)     14.26       4.73       3.05       1.19        1.88      (13.49)
                                           ------      ------     ------     ------     ------     ------      ------      ------
LESS DISTRIBUTIONS:
Distributions from net realized
capital gain ...........................       --       (2.32)     (4.70)     (0.68)     (4.65)        --          --       (2.32)
                                           ------      ------     ------     ------     ------     ------      ------      ------
TOTAL DISTRIBUTIONS.....................       --       (2.32)     (4.70)     (0.68)     (4.65)        --          --       (2.32)
                                           ------      ------     ------     ------     ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD..........   $16.72      $14.82     $26.70     $17.14     $13.09     $14.69      $16.68      $14.80
TOTAL RETURN:                               12.82%    (36.19)%     85.81%     36.49%     22.22%      8.81%      12.70%    (44.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)  $134,919    $127,901   $213,961   $122,279    $87,633    $60,645     $19,420      $7,822
Ratio of expenses to average net assets.     0.93%+      0.87%      0.86%      0.87%      0.87%      0.87%       1.18%+      1.12%+
Ratio of net income to average
   net assets...........................   (0.35)%+    (0.48)%    (0.51)%    (0.56)%    (0.49)%    (0.32)%     (0.61)%+    (0.61)%+
Portfolio turnover rate.................    72.95%     104.41%    118.16%    132.57%    277.14%    167.20%      72.95%     104.41%0

---------------------
  * Commencement of offering of shares.
  + Annualized.
 ++ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented. 0 For the year ended December 31, 2000. See Notes to Financial Statements.

                                    -- P-58 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               FRONTIER PORTFOLIO
                                                      ---------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                        YEAR ENDED DECEMBER 31,
                                                        6/30/01      ------------------------------------------------------
PER SHARE DATA:                                      (unaudited)      2000        1999        1998        1997        1996
                                                     -----------     ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $15.26        $18.13      $15.55      $15.78      $14.98      $13.56
                                                       ------        ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss...............................      (0.03)        (0.18)      (0.10)      (0.08)      (0.08)      (0.06)
Net realized and unrealized gain (loss)
on investments ...................................      (0.43)        (2.69)       2.68       (0.15)       2.47        3.28
                                                       ------        ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS..................      (0.46)        (2.87)       2.58       (0.23)       2.39        3.22
                                                       ------        ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Distributions from net realized capital gain......         --            --          --          --       (1.59)      (1.80)
                                                       ------        ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS:..............................         --            --          --          --       (1.59)      (1.80)
                                                       ------        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD....................     $14.80        $15.26      $18.13      $15.55      $15.78      $14.98
                                                       ======        ======      ======      ======      ======      ======
TOTAL RETURN:                                          (3.01)%      (15.83)%      16.59%     (1.46)%      16.33%      23.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)..........     $15,131       $17,011     $25,706     $39,148     $42,973     $31,672
Ratio of expenses to average net assets...........       0.95%+        0.95%       0.95%       0.92%       0.89%       0.92%
Ratio of net loss to average net assets...........     (0.39)%+      (0.73)%     (0.68)%     (0.51)%     (0.49)%     (0.37)%
Portfolio turnover rate...........................      56.17%       150.67%      57.93%      86.52%     101.68%     119.74%
Without management fee waiver
   and expense reimbursement:++
Ratio of expenses to average net assets...........       1.25%+        1.18%       0.96%
Ratio of net loss to average net assets...........     (0.69)%+      (0.96)%     (0.69)%

                                                                             GLOBAL GROWTH PORTFOLIO
                                                      ---------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                  YEAR ENDED DECEMBER 31,             5/1/96*
                                                        6/30/01      ------------------------------------------        TO
PER SHARE DATA:                                      (unaudited)      2000        1999        1998        1997      12/31/96
                                                     -----------     ------      ------      ------      ------     --------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $15.11        $18.22      $13.33      $11.03      $ 9.91      $10.00
                                                       ------        ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)......................       0.04         (0.13)      (0.06)      (0.01)       0.01        0.01
Net realized and unrealized gain (loss)
   on investments ................................      (1.97)        (2.28)       7.31        2.25        1.79        0.02
Net realized and unrealized gain
   (loss) on foreign currency transactions........      (0.08)        (0.46)      (0.44)       0.14       (0.56)      (0.11)
                                                       ------        ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS..................      (2.01)        (2.87)       6.81        2.38        1.24       (0.08)
                                                       ------        ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income..............         --            --          --          --          --       (0.01)
Distributions from net realized capital gain......         --         (0.24)      (1.92)      (0.08)      (0.12)         --
                                                       ------        ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS:..............................         --         (0.24)      (1.92)      (0.08)      (0.12)      (0.01)
                                                       ------        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD....................     $13.10        $15.11      $18.22      $13.33      $11.03      $ 9.91
                                                       ======        ======      ======      ======      ======      ======
TOTAL RETURN:                                         (13.30)%      (15.78)%      52.49%      21.60%      12.57%     (0.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)..........      $6,261        $8,348     $11,889      $8,643      $5,449      $1,590
Ratio of expenses to average net assets...........       1.40%+        1.40%       1.40%       1.40%       1.40%       1.40%+
Ratio of net income (loss) to average net assets..       0.63%+      (0.67)%     (0.38)%     (0.06)%       0.01%       0.37%+
Portfolio turnover rate...........................     100.16%       125.84%      69.18%      48.99%      77.85%      12.99%
Without management fee waiver
   and expense reimbursement:++
Ratio of expenses to average net assets...........       1.77%+        1.71%       1.45%       1.60%       2.11%       6.04%+
Ratio of net income (loss) to average net assets..       0.26%+      (0.98)%     (0.43)%     (0.26)%     (0.70)%     (4.27)%+

------------------
  * Commencement of operations.
  + Annualized.
 ++ The Manager, and Seligman Henderson, the former subadviser to the Seligman
    International Portfolios, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                    -- P-59 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                       GLOBAL SMALLER COMPANIES PORTFOLIO
                                                      ---------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                        YEAR ENDED DECEMBER 31,
                                                        6/30/01      ------------------------------------------------------
PER SHARE DATA:                                      (unaudited)      2000        1999        1998        1997        1996
                                                     -----------     ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD ............      $14.40        $17.48      $13.62      $12.98      $12.87      $11.67
                                                       ------        ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ....................       (0.02)        (0.09)      (0.06)      (0.01)       0.02        0.02
Net realized and unrealized gain (loss)
   on investments ...............................       (0.83)        (1.91)       4.10        1.02        1.17        2.31
Net realized and unrealized loss
   on foreign currency transactions .............       (0.32)        (0.56)      (0.18)      (0.17)      (0.75)      (0.16)
                                                       ------        ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ................       (1.17)        (2.56)       3.86        0.84        0.44        2.17
                                                       ------        ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ............          --            --          --          --       (0.02)      (0.02)
Distributions from net realized capital gain ....          --         (0.52)         --       (0.20)      (0.31)      (0.95)
                                                       ------        ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS: ............................          --         (0.52)         --       (0.20)      (0.33)      (0.97)
                                                       ------        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD ..................      $13.23        $14.40      $17.48      $13.62      $12.98      $12.87
                                                       ======        ======      ======      ======      ======      ======
TOTAL RETURN:                                          (8.13)%      (14.63)%      28.34%       6.58%       3.43%      18.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted) ........      $12,123       $14,310     $19,569     $20,814     $20,505     $16,876
Ratio of expenses to average net assets .........        1.40%+        1.39%       1.40%       1.40%       1.40%       1.40%
Ratio of net income to average net assets .......      (0.35)%+      (0.46)%     (0.46)%     (0.06)%       0.24%       0.23%
Portfolio turnover rate .........................       52.88%        84.86%      46.75%      66.40%      64.81%      62.31%
Without management fee waiver
   and expense reimbursement:++
Ratio of expenses to average net assets .........        1.81%+                    1.60%       1.50%       1.56%       1.90%
Ratio of net income to average net assets .......      (0.76)%+                  (0.66)%     (0.16)%       0.08%     (0.27)%

-------------------
  * Commencement of offering of shares.
 ** Commencement of operations.
  + Annualized.
 ++ The Manager, and Seligman Henderson, the former subadviser to the Seligman
    International Portfolios, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                    -- P-60 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       GLOBAL TECHNOLOGY PORTFOLIO
                                         -----------------------------------------------------------------------------------------
                                                                      CLASS 1                                      CLASS 2
                                         ----------------------------------------------------------------   ----------------------
                                         SIX MONTHS                                                         SIX MONTHS
                                            ENDED               YEAR ENDED DECEMBER 31,           5/1/96*      ENDED      5/1/00*
                                           6/30/01     ---------------------------------------       TO       6/30/01        TO
PER SHARE DATA:                          (unaudited)    2000       1999       1998       1997     12/31/96  (unaudited)   12/31/00
                                         ----------    ------     ------     ------     ------    --------  -----------   --------
NET ASSET VALUE, BEGINNING OF PERIOD....   $20.14      $27.42     $13.85     $10.59     $10.32     $10.00      $20.14      $30.96
                                           ------      ------     ------     ------     ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............    (0.06)      (0.08)     (0.09)     (0.05)      0.01         --       (0.08)      (0.12)
Net realized and unrealized gain (loss)
   on investments.......................    (2.07)      (6.39)     16.25       3.81       2.15       0.30       (2.07)     (10.01)
Net realized and unrealized gain (loss)
   on foreign currency transactions.....    (0.35)      (0.01)     (0.04)      0.11      (0.19)      0.10       (0.35)       0.11
                                           ------      ------     ------     ------     ------     ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS........    (2.48)      (6.48)     16.12       3.87       1.97       0.40       (2.50)     (10.02)
                                           ------      ------     ------     ------     ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income....       --          --         --         --      (0.01)        --          --          --
Distributions from net realized
   capital gain.........................       --       (0.80)     (2.55)     (0.61)     (1.69)     (0.08)         --       (0.80)
                                           ------      ------     ------     ------     ------     ------      ------      ------
TOTAL DISTRIBUTIONS:....................       --       (0.80)     (2.55)     (0.61)     (1.70)     (0.08)         --       (0.80)
                                           ------      ------     ------     ------     ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD..........   $17.66      $20.14     $27.42     $13.85     $10.59     $10.32      $17.64      $20.14
                                           ======      ======     ======     ======     ======     ======      ======      ======
TOTAL RETURN:                             (12.31)%    (23.75)%    118.80%     36.80%     19.53%      4.01%    (12.41)%    (25.99)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)   $21,022     $25,370    $22,087     $6,130     $3,686     $1,364      $3,072      $3,400
Ratio of expenses to average net assets.     1.40%+      1.30%      1.40%      1.40%      1.40%      1.40%+      1.55%+      1.55%+
Ratio of net income (loss) to average
   net assets...........................   (0.67)%+    (0.46)%    (0.51)%    (0.43)%      0.12%      0.60%+    (0.82)%+    (0.84)%+
Portfolio turnover rate.................    72.52%     142.42%    116.88%     82.27%    167.36%     45.04%      72.52%     142.42%0
Without management fee waiver:++
Ratio of expenses to average
  net assets............................     1.53%+                 1.41%      1.80%      2.10%      4.71%+      1.68%+
Ratio of net income to average
  net assets............................   (0.80)%+               (0.52)%    (0.83)%    (0.58)%    (2.71)%+    (0.95)%+

-------------------
  * Commencement of offering of shares.
 ** Commencement of operations.
  + Annualized.
 ++ The Manager, and Seligman Henderson, the former subadviser to the Seligman
    International Portfolios, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
  0 For the year ended December 31, 2000.
See Notes to Financial Statements.

                                    -- P-61 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  (continued)
--------------------------------------------------------------------------------

                                                                             HIGH-YIELD BOND PORTFOLIO
                                                      ---------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                        YEAR ENDED DECEMBER 31,
                                                        6/30/01      ------------------------------------------------------
PER SHARE DATA:                                      (unaudited)      2000        1999        1998        1997        1996
                                                     -----------     ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD.............      $ 8.73        $ 9.59      $10.87      $11.87      $11.19      $10.50
                                                       ------        ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................        0.80          1.03        1.19        1.11        0.91        0.77
Net realized and unrealized gain (loss)
   on investments ...............................       (1.45)        (1.89)      (1.27)      (0.99)       0.78        0.77
                                                       ------        ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS.................       (0.65)        (0.86)      (0.08)       0.12        1.69        1.54
                                                       ------        ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income.............          --             *       (1.20)      (1.11)      (0.90)      (0.77)
Distributions from net realized capital gain.....          --            --          --       (0.01)      (0.11)      (0.08)
                                                       ------        ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS:.............................          --            --       (1.20)      (1.12)      (1.01)      (0.85)
                                                       ------        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD...................      $ 8.08        $ 8.73      $ 9.59      $10.87      $11.87      $11.19
                                                       ======        ======      ======      ======      ======      ======
TOTAL RETURN:                                          (7.45)%       (8.93)%     (0.75)%       1.02%      15.09%      14.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted).........      $12,858       $15,080     $26,892     $32,253     $23,268     $11,176
Ratio of expenses to average net assets..........        0.70%+        0.70%       0.70%       0.70%       0.70%       0.70%
Ratio of net income to average net assets........       10.99%+       11.02%      10.33%       9.60%       9.61%       9.77%
Portfolio turnover rate..........................       27.59%        29.57%      57.05%      43.13%      74.54%     117.01%
Without management fee waiver
   and expense reimbursement:++
Ratio of expenses to average net assets..........        0.83%+        0.78%       0.77%       0.74%       0.79%       0.88%
Ratio of net income to average net assets........       10.86%+       10.94%      10.26%       9.56%       9.52%       9.59%


                                                                                INCOME PORTFOLIO
                                                      ---------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                        YEAR ENDED DECEMBER 31,
                                                        6/30/01      ------------------------------------------------------
PER SHARE DATA:                                      (unaudited)      2000        1999        1998        1997        1996
                                                     -----------     ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD.............      $ 9.65        $ 9.91       $11.01     $10.80      $10.52      $10.56
                                                       ------        ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income............................        0.25          0.32        0.53        0.45        0.56        0.58
Net realized and unrealized gain (loss)
   on investments ...............................       (0.29)        (0.54)      (0.23)       0.38        0.91        0.13
                                                       ------        ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS.................       (0.04)        (0.22)       0.30        0.83        1.47        0.71
                                                       ------        ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:

Dividends from net investment income.............          --         (0.01)      (0.52)      (0.46)      (0.55)      (0.58)
Distributions from net realized capital gain.....          --         (0.03)      (0.88)      (0.16)      (0.64)      (0.17)
                                                       ------        ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS:.............................          --         (0.04)      (1.40)      (0.62)      (1.19)      (0.75)
                                                       ------        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD...................      $ 9.61        $ 9.65      $ 9.91      $11.01      $10.80      $10.52
                                                       ======        ======      ======      ======      ======      ======
TOTAL RETURN:                                           (0.41)%       (2.20)%      2.87%       7.76%      14.02%       6.66%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted).........       $4,760        $5,640      $8,595     $14,582     $13,835     $13,717
Ratio of expenses to average net assets..........        0.60%+        0.60%       0.60%       0.60%       0.60%       0.59%
Ratio of net income to average net assets........        3.27%+        3.07%       3.62%       3.94%       4.71%       5.37%
Portfolio turnover rate..........................       43.33%        61.14%      75.08%      70.45%      96.99%      19.59%
Without management fee waiver
   and expense reimbursement:++
Ratio of expenses to average net assets..........        1.08%+        0.83%       0.72%       0.61%       0.63%
Ratio of net income to average net assets........        2.79%+        2.84%       3.50%       3.93%       4.68%

---------------------
  * During 2000, a dividend of $0.004 per share was paid.
  + Annualized.
 ++ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented. See Notes to Financial Statements.

                                    -- P-62 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           INTERNATIONAL GROWTH PORTFOLIO
                                                      ---------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                        YEAR ENDED DECEMBER 31,
                                                        6/30/01      ------------------------------------------------------
PER SHARE DATA:                                      (unaudited)      2000        1999        1998        1997        1996
                                                     -----------     ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD.............      $10.65        $16.63      $15.37      $13.54      $12.96      $12.39
                                                       ------        ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income ...........................        0.04          0.06        0.05        0.08        0.03        0.07
Net realized and unrealized gain (loss)
   on investments................................       (1.81)        (4.59)       4.59        1.90        2.11        1.13
Net realized and unrealized gain (loss)
   on foreign currency transactions..............       (0.05)        (0.88)      (0.73)       0.16       (1.06)      (0.32)
                                                       ------        ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS.................       (1.82)        (5.41)       3.91        2.14        1.08        0.88
                                                       ------        ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:

Dividends from net investment income.............          --         (0.14)         --       (0.15)      (0.03)      (0.07)
Distributions from net realized capital gain.....          --         (0.43)      (2.65)      (0.16)      (0.47)      (0.24)
                                                       ------        ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS:.............................          --         (0.57)      (2.65)      (0.31)      (0.50)      (0.31)
                                                       ------        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD...................      $ 8.83        $10.65      $16.63      $15.37      $13.54      $12.96
                                                       ======        ======      ======      ======      ======      ======
TOTAL RETURN:                                          (17.09)%      (32.47)%     26.64%      15.81%       8.35%       7.08%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted).........       $5,747        $7,150     $10,248      $9,893      $9,182      $7,242
Ratio of expenses to average net assets..........        1.40%+        1.40%       1.39%       1.40%       1.40%       1.40%
Ratio of net income (loss) to average net assets.        0.91%+      (0.57)%       0.33%       0.52%       0.43%       0.70%
Portfolio turnover rate..........................      125.71%       275.32%      79.17%      75.81%      89.43%      48.53%
Without management fee waiver
   and expense reimbursement:++
Ratio of expenses to average net assets..........        2.04%+        2.03%       1.66%       1.78%       2.07%       2.30%
Ratio of net income to average net assets........        0.27%+      (1.20)%       0.06%       0.14%     (0.24)%     (0.20)%


                                                    LARGE-CAP GROWTH PORTFOLIO                 LARGE-CAP VALUE PORTFOLIO
                                                ----------------------------------   ---------------------------------------------
                                                SIX MONTHS                           SIX MONTHS         YEAR ENDED
                                                   ENDED        YEAR       5/1/99**     ENDED          DECEMBER 31,       5/1/98**
                                                  6/30/01       ENDED        TO        6/30/01     ------------------        TO
PER SHARE DATA:                                 (unaudited)   12/31/00    12/31/99   (unaudited)    2000        1999      12/31/98
                                                -----------   --------    --------   -----------   ------      ------     --------
NET ASSET VALUE, BEGINNING OF PERIOD............   $10.21      $12.16      $10.00      $11.59      $ 9.28      $ 9.66      $10.00
                                                   ------      ------      ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................       --        0.01          --        0.07        0.14        0.10        0.04
Net realized and unrealized gain (loss)
   on investments...............................    (1.10)      (1.96)       2.16       (0.32)       2.25       (0.37)      (0.07)
                                                   ------      ------      ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS................    (1.10)      (1.95)       2.16       (0.25)       2.39       (0.27)      (0.03)
                                                   ------      ------      ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income............       --          --          --          --           *       (0.11)      (0.04)
Distributions from net realized capital gain....       --          --          --          --       (0.08)         --       (0.27)
                                                   ------      ------      ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS:............................       --          --          --          --       (0.08)      (0.11)      (0.31)
                                                   ------      ------      ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD..................   $ 9.11      $10.21      $12.16      $11.34      $11.59      $ 9.28      $ 9.66
                                                   ======      ======      ======      ======      ======      ======      ======
TOTAL RETURN:                                      (10.77)%    (16.04)%     21.60%      (2.16)%     25.84%      (2.76)%     (0.26)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)........    $4,566      $5,255      $3,668      $6,637      $6,057      $5,758      $3,845
Ratio of expenses to average net assets.........     0.70%+      0.70%       0.70%+      0.80%+      0.80%       0.80%       0.80%+
Ratio of net income (loss) to average
   net assets ..................................   (0.04)%+      0.08%     (0.03)%+      1.14%+      1.51%       1.18%       1.11%+
Portfolio turnover rate.........................   102.19%     179.44%      56.69%      20.03%      42.29%      28.01%      65.82%
Without management fee waiver
   and expense reimbursement:++
Ratio of expenses to average net assets.........     1.21%+      1.18%       1.52%+      1.16%+      1.22%       1.13%       2.24%+
Ratio of net income (loss) to average
   net assets ..................................   (0.55)%+    (0.40)%     (0.85)%+      0.78%+      1.09%       0.85%     (0.33)%+

---------------------
  * During 2000, a dividend of $0.002 per share was paid. **Commencement of operations.
  + Annualized.
 ++ The Manager and Seligman Henderson, the former subadviser to the Seligman
    International Portfolios, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                    -- P-63 --

                            SELIGMAN PORTFOLIOS, INC.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  (continued)
--------------------------------------------------------------------------------

                                                                                SMALL-CAP VALUE PORTFOLIO
                                                     ---------------------------------------------------------------------------
                                                                               CLASS 1                                 CLASS 2
                                                     ---------------------------------------------------------       -----------
                                                     SIX MONTHS                                                       5/1/01**
                                                        ENDED          YEAR ENDED DECEMBER 31,        5/1/98*           TO
                                                       6/30/01        ------------------------           TO            6/30/01
PER SHARE DATA:                                      (unaudited)        2000            1999          12/31/98       (unaudited)
                                                     -----------       ------          ------         --------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD.............      $10.58          $ 8.08          $ 7.31          $10.00          $10.78
                                                       ------          ------          ------          ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss..............................       (0.01)          (0.01)          (0.03)          (0.02)          (0.01)
Net realized and unrealized gain (loss)
   on investments................................        1.27            2.66            2.49           (1.73)           1.07
                                                       ------          ------          ------          ------          ------
TOTAL FROM INVESTMENT OPERATIONS.................        1.26            2.65            2.46           (1.75)           1.06
                                                       ------          ------          ------          ------          ------
LESS DISTRIBUTIONS:
Distributions from net realized capital gain.....          --           (0.15)          (1.69)          (0.94)             --
                                                       ------          ------          ------          ------          ------
TOTAL DISTRIBUTIONS:.............................          --           (0.15)          (1.69)          (0.94)             --
                                                       ------          ------          ------          ------          ------
NET ASSET VALUE, END OF PERIOD...................      $11.84          $10.58          $ 8.08          $ 7.31          $11.84
                                                       ======          ======          ======          ======          ======
TOTAL RETURN:                                           11.91%          33.00%          35.26%         (17.00)%          9.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted).........      $52,096         $16,495          $4,403          $2,469          $2,228
Ratio of expenses to average net assets..........        1.15%+          1.00%           1.00%           1.00%+          1.39%+
Ratio of net loss to average net assets..........      (0.29)%+        (0.22)%         (0.27)%         (0.34)%+        (0.37)%+
Portfolio turnover rate..........................       18.24%          42.27%          90.51%          73.87%          18.24%0
Without management fee waiver
   and expense reimbursement:++
Ratio of expenses to average net assets..........        1.25%+          1.45%           1.41%           3.08%+          1.43%+
Ratio of net loss to average net assets..........      (0.39)%+        (0.67)%         (0.68)%         (2.43)%+        (0.41)%+

------------------
  * Commencement of operations.
 ** Commencement of offering of shares.
  + Annualized.
 ++ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented. 0For the six months ended June 30, 2001. See Notes to Financial Statements.

                                    -- P-64 --

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
BOARD OF DIRECTORS
--------------------------------------------------------------------------------
JOHN R. GALVIN 2, 4
Director, Raytheon Company
Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University

ALICE S. ILCHMAN 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

FRANK A. MCPHERSON 3, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center
Director, Conoco Inc.

JOHN E. MEROW 2, 4
Director, Commonwealth Industries, Inc.
Trustee, New York-Presbyterian Hospital
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm

BETSY S. MICHEL 2, 4
Trustee, The Geraldine R. Dodge Foundation

WILLIAM C. MORRIS 1
Chairman
Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

JAMES C. PITNEY 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch, Law Firm

LEROY C. RICHIE 2, 4
Chairman and CEO, Q Standards Worldwide,Inc.

JAMES Q. RIORDAN 3, 4
Director, KeySpan Corporation
Trustee, Committee for Economic Development

ROBERT L. SHAFER 3, 4
Retired Vice President, Pfizer Inc.

JAMES N. WHITSON 2, 4
Director and Consultant,
   Sammons Enterprises, Inc.
Director, C-SPAN
Director, CommScope, Inc.

BRIAN T. ZINO 1
President
President, J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.
Vice Chairman, ICI Mutual Insurance Company
Member of the Board of Governors,
   Investment Company Institute

FRED E. BROWN
Director Emeritus
--------------
Member:
         1 Executive Committee
         2 Audit Committee
         3 Director Nominating Committee
         4 Board Operations Committee

--------------------------------------------------------------------------------
EXECUTIVE OFFICERS
--------------------------------------------------------------------------------
WILLIAM C. MORRIS        NEIL T. EIGEN                  STEVEN A. WERBER, JR.
Chairman                 Vice President                 Vice President

BRIANT.ZINO              THOMAS G. ROSE                 PAUL H. WICK
President                Vice President                 Vice President

DANIEL J. BARKER         MARION S. SCHULTHEIS           GARY S. ZELTZER
Vice President           Vice President                 Vice President

IAIN C. CLARK            CHARLES C. SMITH, JR.          FRANK J. NASTA
Vice President           Vice President                 Secretary

MARK J. CUNNEEN          LAWRENCE P. VOGEL
Vice President           Vice President and Treasurer

--------------------------------------------------------------------------------
MANAGER

J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, New York 10017

SUBADVISER (to Seligman Global
Smaller Companies Portfolio)
Henderson Investment
   Management Limited
3 Finsbury Avenue
London EC2M 2PA

GENERAL DISTRIBUTOR
Seligman Advisors, Inc.
100 Park Avenue
New York, New York 10017

CUSTODIANS
State Street Bank and Trust Company
J.P. Morgan Chase

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Ernst & Young LLP
                                    -- P-65 --
                                www.seligman.com


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Seligman Portfolios, Inc., which contains information about the management fees and other costs. Please read the prospectus carefully before investing or
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